UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number File No. 811-08520

TIAA SEPARATE ACCOUNT VA-1
(Exact name of Registrant as specified in charter)

730 Third Avenue, New York, New York 10017-3206
(Address of principal executive offices) (Zip code)

Stewart P. Greene, Esq.
c/o TIAA-CREF
730 Third Avenue,
New York, New York 10017-3206
(Name and address of agent for service)

Registrant's telephone number, including area code: 212-490-9000

Date of fiscal year end: December 31

Date of reporting period: June 30, 2007

Item 1. Reports to Stockholders.

PERFORMANCE OVERVIEW AS OF JUNE 30, 2007

		Average annual compound rates
		of total return

					since
	Inception date	1 year	5 years	10 years	inception

EQUITIES
Stock Index Account	11/1/1994	19.28%	10.86%	7.11%	11.07%

The returns quoted represent past performance, which is no guarantee of future results. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown above, and you may have a gain or a loss when you redeem your accumulation units. For current performance information, including performance to the most recent month-end, please visit www.tiaa-cref.org, or call 800 223-1200.

UNDERSTANDING THIS REPORT

This report contains information about the TIAA Separate Account VA-1 and describes the account’s results for the six-month period that ended on June 30, 2007.

•	The performance overview on the inside front cover shows the account’s returns over a variety of time periods.
•	The letter from Edward Grzybowski, the chief investment officer of Teachers Advisors, Inc., the account’s investment adviser, explains how economic conditions affected investment returns from U.S. stocks during the period.
•	The account performance section compares the account’s return with the returns of its benchmark index and peer group.
•	The summary portfolio of investments lists the industries or types of securities in which the account had investments as of June 30, 2007, and the largest individual issues the account held on that date.
•	The financial statements contain detailed information about the operations and financial condition of the account.

As always, you should carefully consider the investment objectives, risks, charges and expenses of any account before investing. Please visit our website at www.tiaa-cref.org, or call 800 223-1200, for a prospectus that contains this and other important information. We urge you to read it carefully before investing.

CONTENTS

Report to policyholders	2	Financial statements
		Statement of assets and liabilities	17
More information for policyholders	4	Statement of operations	18
		Statement of changes in net assets	19
Special terms	5	Financial highlights	20
		Notes to financial statements	22
Important information about expenses	6

Account performance		Committee approval of investment
Stock Index Account	8	management agreement	27

Summary portfolio of investments	11
		How to reach us	Inside back cover

REPORT TO POLICYHOLDERS

The Russell 3000® Index, a broad measure of the U.S. stock market, gained 7.1% for the six-month period, despite a sharp increase in volatility.

     In the early weeks of the year, investors’ cautious optimism about the overall health of the economy—and their belief that the Federal Reserve would not raise interest rates in the near term—helped push the Russell up 3.3% by February 26. The following day, concerns that tighter credit conditions in China and Japan might dampen growth worldwide caused a global sell-off in stocks. After Asian and European shares tumbled, the Russell 3000 dropped 3.4%, wiping out the year’s gains.

Subprime lending troubles hurt stocks

The Russell stumbled again on March 13, dropping 2.0%, the first of several jolts from the subprime market.

     After providing mortgages to sub-prime borrowers (those who cannot qualify for prime financing terms) for years, banks and other lenders were impacted by rising defaults, which reduced lending within this segment of the market. In addition, many sub-prime homebuyers, whose original loan featured low “teaser rates,” were unable to make the higher payments once these “teasers” were replaced by market-level rates.

     Investors feared that subprime woes would cause several problems for the housing market, a key component of the U.S. economy. They worried that tighter loan underwriting standards would restrict sales of new homes, which had fallen sharply since peaking in mid-2005. Additionally, they expected that home prices, already under pressure, would drop further as inventories of existing houses rose. That, in turn, would limit the amount of money available for home equity loans, a common source of cash for many consumer purchases.

     Subprime problems, combined with higher inflation, a slowing U.S. economy and uncertainty about corporate earnings, limited the Russell’s first-quarter gain to 1.3% .

Rising bond yields end a solid rally

In the second quarter, the market regained its legs, surging 4.0% and 3.6% in April and May, respectively. Strong corporate profits and investor confidence that economic growth would continue with inflation in check boosted equities. Additionally, many investors hoped that the Fed would cut the federal funds rate, which had remained at 5.25% since June 2006.

     But stocks declined 1.9% in June, as rising bond yields hurt share prices. Yields were pushed higher by inflation fears, both in the U.S. and abroad, and by strong economic growth overseas that prompted foreign central banks to raise interest rates. Meanwhile, U.S. investors lost hope that the Federal Reserve would

2      2007 Semiannual Report • TIAA Separate Account VA-1

  Edward J. Grzybowski
  Chief Investment Officer
  Teachers Advisors, Inc.

lower its target rate anytime soon. With the bellwether 10-year note hitting 5.29% —a five-year high—on June 12, Treasuries became a more attractive alternative to stocks. Still, the Russell 3000 posted a 5.8% second-quarter gain.

     The Russell’s six-month advance was broad-based. Eleven of its twelve industry sectors posted gains, with six hitting double digits. The largest sector, financial stocks, lost 0.6% . The next-largest sector, consumer discretionary, rose 5.8%, and the third-largest, technology, was up 9.8% . As of June 30, 2007, these three sectors made up nearly one-half of the Russell 3000 in terms of market capitalization.

Low expenses help the account outperform its peers

The Stock Index Account, the underlying investment of the TIAA Separate Account VA-1, uses an indexing strategy, which has served the account well. For the six-month period ended June 30, 2007, the account’s 6.8% return was greater than the 6.7% average return of its peer group, the Morningstar Large Blend (VA) category. For the ten-year period ended June 30, 2007, the account posted an average annual return of 7.1%, versus the 5.3% average annual return of its Morningstar category.

     While past performance is no guarantee of future results, the broad diversification that indexing provided enabled this portfolio to capture the market’s gains when stocks moved up and to avoid concentrated losses in individual market sectors when stocks declined.

     Generally, indexing helps keep an account’s expenses low, so investors receive a larger share of the portfolio’s earnings. Although lower expenses do not guarantee higher returns, the account’s annual expense charge of just 0.67% makes it an attractive choice for the cost-conscious investor.

/s/ Edward J. Grzybowski

Edward J. Grzybowski
Chief Investment Officer
Teachers Advisors, Inc.

TIAA Separate Account VA-1 • 2007 Semiannual Report      3

MORE INFORMATION FOR POLICYHOLDERS

Portfolio listings

SEC rules intended to provide investors with more meaningful information about account performance allow investment companies to list the top holdings of each account in their annual and semiannual reports instead of providing complete portfolio listings. The account files complete portfolio listings with the SEC, which are available to policyholders.

     You can obtain a complete list of TIAA Separate Account VA-1’s holdings (called “TIAA Separate Account VA-1 Statement of Investments”) as of the most recently completed fiscal quarter (currently for the period ended June 30, 2007) in the following ways:

•	by visiting the TIAA-CREF website at www.tiaa-cref.org; or
•	by calling TIAA-CREF at 800 842-2776 to request a copy, which will be provided free of charge.

You can also obtain a complete list of the Stock Index Account’s holdings as of the most recently completed fiscal quarter, and for prior quarter-ends, from the SEC. (Form N-CSR lists holdings as of December 31 or June 30; Form N-Q lists holdings as of March 31 or September 30.) Copies of these forms are available:

•	through the Electronic Data Gathering and Retrieval System (EDGAR) on the SEC’s website at www.sec.gov; or
•	at the SEC’s Public Reference Room. (Call 800 SEC-0330 for more information.)

Proxy voting

The Separate Account’s ownership of stock gives it the right to vote on proxy issues of companies in which it invests. A description of our proxy voting policies and procedures can be found at our website at www.tiaa-cref.org, or on the SEC website at www.sec.gov. You may also call us at 800 223-1200 to request a free copy. A report of how the account voted during the most recently completed twelve-month period ended June 30 can be found at our website or at www.sec.gov.

Contacting TIAA-CREF

There are three easy ways to contact us: by email, using the Contact Us link at the top of our homepage; by mail at TIAA-CREF, 730 Third Avenue, New York NY 10017–3206; or by phone at 800 223-1200.

Account management

TIAA Separate Account VA-1 is managed by the portfolio management teams of Teachers Advisors, Inc. The members of these teams are responsible for the day-to-day operations of the account.

4      2007 Semiannual Report • TIAA Separate Account VA-1

SPECIAL TERMS

Annuities are designed for retirement savings or for other long-term goals. They offer several payment options, including lifetime income. Payments from variable annuities are not guaranteed, and the payment amounts will rise or fall depending on investment returns.

Benchmarks (benchmark indexes) are groups of securities, such as the Russell 3000® Index, whose performance can be used as a standard by which to judge the performance of a variable annuity.*

Expense ratio is the amount that investors pay for the management of a variable annuity account. The amount is expressed as a percentage of the account’s average net assets. Expense ratios do not include front-end or back-end sales charges, if any, or trading costs. See “Total return.”

Market capitalization is the total value of a company’s outstanding stock. It is calculated by multiplying the total number of a company’s outstanding shares by the current market price per share.

Peer groups are groupings of variable annuities with similar objectives whose performance can be compared with that of an individual variable annuity with a similar objective.

Price/earnings ratio (P/E) is calculated by dividing the market value of a portfolio’s assets by its earnings per share over a twelve-month period.

Securities is a general name for stocks (also known as “equities”), bonds (also known as “fixed-income securities”) or other investments.

Separate account is an account established by a life insurance company, separate from its general account, for the investments in nonguaranteed insurance and annuity products. In contrast, a life insurer’s general account supports products with principal and interest guarantees. Separate accounts generally are registered with the SEC as investment companies.

Total return is the amount an investment provides to investors after expenses are deducted. Total return is expressed as a percentage. It includes any interest or dividends, as well as any change in the market value of the investment.

*	Russell 3000 is a trademark and service mark of the Frank Russell Company. TIAA-CREF products are not promoted or sponsored by, or affiliated with, the Frank Russell Company.

TIAA Separate Account VA-1 • 2007 Semiannual Report      5

IMPORTANT INFORMATION ABOUT EXPENSES

As a TIAA Separate Account VA-1 contract owner, you incur only one of two potential types of costs.

•	You incur no transaction costs, including sales charges (loads) on contributions, on reinvested dividends or on other distributions. There are also no redemption fees or exchange fees.
•	However, you do incur ongoing costs, including investment advisory fees, administrative expenses, and mortality and expense risk charges.

The example that appears on this page is intended to help you understand your ongoing costs (in dollars) of investing in the account. It is also designed to help you compare these costs with the ongoing costs of investing in other variable annuity accounts and mutual funds. (The costs shown do not reflect any separate account fees or expenses deducted under the variable annuity contracts using the TIAA Separate Account VA-1. If those fees or expenses were included, the costs would be higher.) The example assumes $1,000 was invested on January 1, 2007, and held for six months until June 30, 2007.

Actual expenses

The first line in the table uses the account’s actual expenses and its actual rate of return. You may use the information in this line, together with the amount you invested at the beginning of the period, to estimate the expenses that you paid over the six-month period.

     Simply divide your beginning accumulation by $1,000 (for example, an $8,600 accumulation divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses paid” to estimate the expenses you paid during the six-month period.

EXPENSE EXAMPLE

Six months ended June 30, 2007
	Starting	Ending	Expenses paid	*
Stock Index Account	account value	account value	(1/1/07–
	(1/1/07)	(6/30/07)	6/30/07)
Actual return	$1,000.00	$1,064.56	$3.44
5% annual hypothetical return	1,000.00	1,021.42	3.37

*	“Expenses paid” is based on the account’s annualized expense ratio for the most recent fiscal half year, multiplied by the average account value over the six-month period, multiplied by 181/365. There were 181 days in the six months ended June 30, 2007. The account’s annualized six-month expense ratio for that period is 0.67%.

6      2007 Semiannual Report • TIAA Separate Account VA-1

Hypothetical example for comparison purposes

The second line in the table shows hypothetical account values and hypothetical expenses based on the account’s actual expense ratio for the six-month period and an assumed annual rate of return of 5% before expenses—which is not the account’s actual return.

     Do not use the hypothetical account values and hypothetical expenses to estimate the actual expenses you paid for the period. Instead, you can use this information to compare the ongoing costs of investing in an individual account with ongoing costs of other variable annuity accounts and mutual funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other accounts or funds.

TIAA Separate Account VA-1 • 2007 Semiannual Report      7

STOCK INDEX ACCOUNT U.S. STOCKS

PERFORMANCE IN THE SIX MONTHS ENDED JUNE 30, 2007

The Stock Index Account returned 6.80% for the period, compared with the 7.11% gain of its benchmark, the Russell 3000® Index, and the 6.69% average return of the account’s peer group, the Morningstar Large Blend (VA) category, which tracked 4,506 variable annuities as of June 30, 2007.

Second quarter propels stocks

Despite a volatile six months, the broad U.S. stock market, as represented by the Russell 3000 Index, delivered solid performance. A global sell-off in February, subprime lending woes in March and rising bond yields provided hurdles for equities, but the benchmark still rose 1.28% in the first quarter and 5.77% in the second.

     Both growth and value stocks generated strong returns across all three capitalization sizes, as defined by the Russell indexes; mid-cap stocks gained 9.90% to lead the way. Within the cap categories, mid-cap growth stocks were the top producers, rising 10.97%, while small-cap value issues lagged other categories, increasing 3.80%.

     Although domestic equities did well, foreign stocks performed even better. The MSCI EAFE® Index, which measures stocks in developed foreign markets, gained 10.74% in dollar terms. For the five years ended June 30, 2007, the average annual return of the EAFE index was 17.72% in dollar terms versus 11.52% for the Russell 3000.

A broad advance drives returns

Of the benchmark’s twelve industry sectors, eleven posted positive returns—six of them double digit gains. The largest sector, financial stocks, which made up nearly a quarter of the benchmark in terms of market capitalization as of June 30, dipped 0.6% . The next-largest sector, consumer discretionary, gained 5.8%, while the third-largest, technology, rose 9.8% .

     The best-performing sectors, “other energy” and materials and processing, jumped 24.2% and 19.2%, respectively. Although these two sectors together constituted only about 8% of the benchmark’s market capitalization, they contributed more than one-fifth of the benchmark’s return.

Largest stocks deliver mixed results

In descending order according to cap size, the benchmark’s five largest holdings performed as follows: ExxonMobil, 10.4%; General Electric, 4.4%; AT&T, 18.4%; Citigroup, –6.1%; and Microsoft, –0.7% ..

     For the period, the account’s return was comparable to that of the benchmark, minus the effects of expenses and of some cash holdings for liquidity. The account had a risk profile similar to that of the benchmark.

8      2007 Semiannual Report • TIAA Separate Account VA-1

INVESTMENT OBJECTIVE

This account seeks a favorable long-term return from a diversified portfolio selected to track the overall market for common stocks publicly traded in the United States, as represented by a broad stock market index.

INVESTMENT RISKS

In addition to the risks of any equity investment—market risk and company risk—the account is subject to special risks, including index risk. For a detailed discussion of risk, please see the prospectus.

THE ACCOUNT’S BENCHMARK

The Russell 3000® Index measures the performance of the stocks of the 3,000 largest publicly traded U.S. companies, based on market capitalization. This index measures the performance of about 98% of the total market capitalization of the publicly traded U.S. equity market. You cannot invest directly in this index.1

PERFORMANCE AS OF JUNE 30, 2007
	Total	Average annual compound			Cumulative rates
	return*	rates of total return*			of total return*
	6 months	1 year	5 years	10 years	5 years	10 years
Stock Index Account	6.80%	19.28%	10.86%	7.11%	67.49%	98.76%
Russell 3000 Index	7.11	20.07	11.52	7.61	72.54	108.36
Morningstar Large Blend (VA)	6.69	18.62	9.15	5.31	54.90	68.69

*	The returns presented above and in the graphs show past performance, which is no guarantee of future results. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your accumulation units. For current performance information, including performance to the most recent month-end, please visit www. tiaa-cref. org.

[1]	Russell 3000 is a trademark and service mark of the Frank Russell Company. TIAA-CREF products are not promoted or sponsored by, or affiliated with, the Frank Russell Company.

ACCOUNT PROFILE

Inception date	11/1/1994	Weighted median market capitalization	$33.1 billion
Net assets	$1.04 billion	P/E ratio (weighted 12-month
Total annual expense ratio[a]	0.67%	trailing average)	18.2

[a]	The total annual expense ratio reflects a voluntary agreement by the account’s investment adviser to waive a portion of its fee. Without this waiver, the account’s total annual expense ratio would be 0.90%. Although TIAA reserves the right to increase the account’s mortality and expense risk charge to a maximum of 1.00% per year, the total annual expense ratio will never exceed 1.50%.

TIAA Separate Account VA-1 • 2007 Semiannual Report      9

STOCK INDEX ACCOUNT U.S. STOCKS

$10,000 OVER 10 YEARS

An investment of $10,000 in this account on July 1, 1997, would have grown to $19,876 over the next 10 years, including reinvestment of dividends and distributions. For the purpose of comparison, the graph also shows the change in the values of the account’s benchmark and peer group during the same period.

CALENDAR YEAR TOTAL RETURNS

* Partial year

HOLDINGS BY COMPANY SIZE

% of portfolio investments
Over $15 billion	71.2
$4 billion–$15 billion	15.9
Under $4 billion	12.9
Total	100.0

10      2007 Semiannual Report • TIAA Separate Account VA-1

SUMMARY PORTFOLIO OF INVESTMENTS (UNAUDITED)

TIAA SEPARATE ACCOUNT VA-1   JUNE 30, 2007

			Value	% of net
Shares		Company	(000)	assets
COMMON STOCKS
AGRICULTURAL PRODUCTION-CROPS			$49	0.01%
AGRICULTURAL PRODUCTION-LIVESTOCK			144	0.01
AGRICULTURAL SERVICES			16	0.00 **

AMUSEMENT AND RECREATION SERVICES
121,235		Walt Disney Co	4,139	0.40
		Other	2,530	0.24
			6,669	0.64
APPAREL AND ACCESSORY STORES			6,947	0.67
APPAREL AND OTHER TEXTILE PRODUCTS			2,135	0.21
AUTO REPAIR, SERVICES AND PARKING			986	0.10
AUTOMOTIVE DEALERS AND SERVICE STATIONS			1,873	0.18
BUILDING MATERIALS AND GARDEN SUPPLIES
120,478		Home Depot, Inc	4,741	0.45
		Other	3,212	0.31
			7,953	0.76
BUSINESS SERVICES
14,027	*	Google, Inc (Class A)	7,341	0.70
502,146		Microsoft Corp	14,798	1.42
235,842	*	Oracle Corp	4,648	0.45
		Other	45,806	4.40
			72,593	6.97
CHEMICALS AND ALLIED PRODUCTS
94,229		Abbott Laboratories	5,046	0.49
70,938	*	Amgen, Inc	3,922	0.38
120,385		Bristol-Myers Squibb Co	3,799	0.37
132,581		Merck & Co, Inc	6,603	0.63
429,329		Pfizer, Inc	10,978	1.05
192,625		Procter & Gamble Co	11,787	1.13
82,280		Wyeth	4,718	0.45
		Other	44,880	4.31
			91,733	8.81
COAL MINING			1,866	0.18
COMMUNICATIONS
377,176		AT&T, Inc	15,653	1.51
180,666	*	Comcast Corp (Class A)	5,080	0.49
177,613		Verizon Communications, Inc	7,312	0.70
		Other	22,292	2.14
			50,337	4.84

See notes to financial statements	TIAA Separate Account VA-1 • 2007 Semiannual Report 11

SUMMARY PORTFOLIO OF INVESTMENTS (UNAUDITED)	continued
TIAA SEPARATE ACCOUNT VA-1 JUNE 30, 2007

			Value	% of net
Shares		Company	(000)	assets
DEPOSITORY INSTITUTIONS
271,468		Bank of America Corp	$13,272	1.28%
302,596		Citigroup, Inc	15,520	1.49
208,983		JPMorgan Chase & Co	10,125	0.97
117,039		Wachovia Corp	5,998	0.58
205,388		Wells Fargo & Co	7,224	0.69
		Other	38,284	3.68
			90,423	8.69
EATING AND DRINKING PLACES			8,891	0.85
EDUCATIONAL SERVICES			1,547	0.15
ELECTRIC, GAS, AND SANITARY SERVICES			41,286	3.97
ELECTRONIC AND OTHER ELECTRIC EQUIPMENT
52,912	*	Apple Computer, Inc	6,457	0.62
371,381	*	Cisco Systems, Inc	10,343	0.99
355,437		Intel Corp	8,445	0.81
101,967		Qualcomm, Inc	4,424	0.43
		Other	34,848	3.35
			64,517	6.20
ENGINEERING AND MANAGEMENT SERVICES			8,877	0.85
ENVIRONMENTAL QUALITY AND HOUSING			14	0.00 **
FABRICATED METAL PRODUCTS			5,427	0.52
FOOD AND KINDRED PRODUCTS
140,700		Coca-Cola Co	7,360	0.71
100,711		PepsiCo, Inc	6,531	0.63
		Other	18,370	1.76
			32,261	3.10
FOOD STORES			3,541	0.34
FORESTRY			1,254	0.12
FURNITURE AND FIXTURES			3,291	0.32
FURNITURE AND HOME FURNISHINGS STORES			2,001	0.19
GENERAL BUILDING CONTRACTORS			2,613	0.25
GENERAL MERCHANDISE STORES
147,502		Wal-Mart Stores, Inc	7,096	0.68
		Other	9,513	0.92
			16,609	1.60
HEALTH SERVICES			13,637	1.31
HEAVY CONSTRUCTION, EXCEPT BUILDING			653	0.06
HOLDING AND OTHER INVESTMENT OFFICES
92,600	e	iShares Russell 3000 Index Fund	8,059	0.77
		Other	23,119	2.22
			31,178	2.99

12 2007 Semiannual Report • TIAA Separate Account VA-1	See notes to financial statements

SUMMARY PORTFOLIO OF INVESTMENTS (UNAUDITED)	continued
TIAA SEPARATE ACCOUNT VA-1 JUNE 30, 2007

			Value	% of net
Shares		Company	(000)	assets
HOTELS AND OTHER LODGING PLACES			$5,424	0.52%
INDUSTRIAL MACHINERY AND EQUIPMENT
138,962	*	Dell, Inc	3,967	0.38
629,350		General Electric Co	24,092	2.31
163,729		Hewlett-Packard Co	7,306	0.70
90,833		International Business Machines Corp	9,560	0.92
		Other	26,628	2.56
			71,553	6.87
INSTRUMENTS AND RELATED PRODUCTS
177,190		Johnson & Johnson	10,918	1.05
		Other	32,918	3.16
			43,836	4.21
INSURANCE AGENTS, BROKERS AND SERVICE			4,684	0.45
INSURANCE CARRIERS
137,111		American International Group, Inc	9,602	0.92
81,978		UnitedHealth Group, Inc	4,192	0.40
		Other	36,183	3.48
			49,977	4.80
JUSTICE, PUBLIC ORDER AND SAFETY			321	0.03
LEATHER AND LEATHER PRODUCTS			1,661	0.16
LEGAL SERVICES			151	0.01
LOCAL AND INTERURBAN PASSENGER TRANSIT			190	0.02
LUMBER AND WOOD PRODUCTS			287	0.03
METAL MINING			4,081	0.39
MISCELLANEOUS MANUFACTURING INDUSTRIES
119,967	*	Tyco International Ltd	4,054	0.39
		Other	2,160	0.21
			6,214	0.60
MISCELLANEOUS RETAIL			13,941	1.34
MOTION PICTURES
230,399		Time Warner, Inc	4,848	0.47
		Other	7,016	0.67
			11,864	1.14
MUSEUMS, BOTANICAL, ZOOLOGICAL GARDENS			28	0.00 **
NONDEPOSITORY INSTITUTIONS
63,350		American Express Co	3,876	0.37
59,521		Fannie Mae	3,889	0.37
		Other	10,813	1.04
			18,578	1.78
NONMETALLIC MINERALS, EXCEPT FUELS			975	0.09

See notes to financial statements	TIAA Separate Account VA-1 • 2007 Semiannual Report	13

SUMMARY PORTFOLIO OF INVESTMENTS (UNAUDITED)	continued

TIAA SEPARATE ACCOUNT VA-1   JUNE 30, 2007

		Value	% of net
Shares	Company	(000)	assets
OIL AND GAS EXTRACTION
72,092	Schlumberger Ltd	$6,124	0.59%
	Other	25,425	2.44
		31,549	3.03
PAPER AND ALLIED PRODUCTS		5,467	0.53
PERSONAL SERVICES		1,582	0.15
PETROLEUM AND COAL PRODUCTS
131,478	Chevron Corp	11,076	1.06
99,977	ConocoPhillips	7,848	0.75
344,705	Exxon Mobil Corp	28,914	2.78
	Other	17,759	1.71
		65,597	6.30
PIPELINES, EXCEPT NATURAL GAS		1,003	0.10
PRIMARY METAL INDUSTRIES		11,164	1.07
PRINTING AND PUBLISHING		6,026	0.58
RAILROAD TRANSPORTATION		6,655	0.64
REAL ESTATE		1,375	0.13
RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS		3,143	0.30
SECURITY AND COMMODITY BROKERS
24,478	Goldman Sachs Group, Inc	5,306	0.51
53,112	Merrill Lynch & Co, Inc	4,439	0.43
64,471	Morgan Stanley	5,408	0.52
	Other	18,565	1.78
		33,718	3.24
SOCIAL SERVICES		127	0.01
SPECIAL TRADE CONTRACTORS		703	0.07
STONE, CLAY, AND GLASS PRODUCTS
44,057	3M Co	3,824	0.37
	Other	1,304	0.12
		5,128	0.49
TEXTILE MILL PRODUCTS		56	0.01
TOBACCO PRODUCTS
128,664	Altria Group, Inc	9,025	0.87
	Other	1,820	0.17
		10,845	1.04
TRANSPORTATION BY AIR		5,297	0.51
TRANSPORTATION EQUIPMENT
48,169	Boeing Co	4,632	0.45
60,826	United Technologies Corp	4,314	0.41
	Other	17,225	1.65
		26,171	2.51

14 2007 Semiannual Report • TIAA Separate Account VA-1	See notes to financial statements

SUMMARY PORTFOLIO OF INVESTMENTS (UNAUDITED)	concluded
TIAA SEPARATE ACCOUNT VA-1 JUNE 30, 2007

			Value	% of net
Shares	Company		(000)	assets
	TRANSPORTATION SERVICES		$1,861	0.18%
	TRUCKING AND WAREHOUSING		3,989	0.38
	WATER TRANSPORTATION		2,796	0.27
	WHOLESALE TRADE-DURABLE GOODS		4,245	0.41
	WHOLESALE TRADE-NONDURABLE GOODS		6,327	0.61
	TOTAL COMMON STOCKS	(Cost $669,703)	1,039,910	99.89
	SHORT-TERM INVESTMENTS
	INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED
159,914,105		State Street Navigator Securities Lending Prime Portfolio	159,914	15.36
			159,914	15.36
	TOTAL SHORT-TERM INVESTMENTS	(Cost $159,914)	159,914	15.36
	TOTAL PORTFOLIO	(Cost $829,617)	1,199,824	115.25
	OTHER ASSETS & LIABILITIES, NET		(158,727	(15.25)
	NET ASSETS		$1,041,097	100.00%

*	Non-income producing.
**	Percentage represents less than 0.01%.
e	All or a portion of these securities are out on loan.

Cost amounts are in thousands.
For ease of presentation, we have grouped a number of industry classification categories together in the Summary portfolio of investments. Note that the Accounts use more specific industry categories in following their investment limitations on industry concentration.

See notes to financial statements	TIAA Separate Account VA-1 • 2007 Semiannual Report 15

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16      2007 Semiannual Report • TIAA Separate Account VA-1

STATEMENT OF ASSETS AND LIABILITIES (UNAUDITED)

TIAA SEPARATE ACCOUNT VA-1   JUNE 30, 2007

Stock Index
(amounts in thousands, except amounts per accumulation unit)	Account

ASSETS
Investments, at cost	$829,617
Net unrealized appreciation of investments	370,207
Investments, at value (including securities loaned of $155,317)	1,199,824
Cash	18
Dividends and interest receivable	1,107
Receivable from securities sold	566
Other	27
Total assets	1,201,542

LIABILITIES
Payable for collateral for securities loaned – Note 1	159,914
Payable for securities purchased	327
Amount due to investment advisor	204
Total liabilities	160,445

NET ASSETS
Accumulation Fund	1,041,097
Accumulation units outstanding – Note 4	10,655
Net asset value per accumulation unit	$97.71

See notes to financial statements	TIAA Separate Account VA-1 • 2007 Semiannual Report 17

STATEMENT OF OPERATIONS (UNAUDITED)

TIAA SEPARATE ACCOUNT VA-1   JUNE 30, 2007

Stock Index
(amounts in thousands)	Account

INVESTMENT INCOME
Income:
Dividends	$9,252
Securities lending income, net	233
Total income	9,485

EXPENSES – NOTE 2:
Investment Advisory charges	1,522
Administrative expenses	1,019
Mortality and expense risk charges	2,029
Total expenses before waiver	4,570
Investment advisory charges waived	(1,167)
Net expenses	3,403
Investment income-net	6,082

REALIZED AND UNREALIZED GAIN (LOSS) ON TOTAL INVESTMENTS – NOTE 3
Net realized gain on:
Portfolio investments	23,254
Futures transactions	6
Net realized gain on total investments	23,260
Net change in unrealized appreciation on:
Portfolio investments	37,739
Futures transactions	3
Net change in unrealized appreciation on total investments	37,742
Net realized and unrealized gain on total investments	61,002
Net increase in net assets resulting from operations	$67,084

18 2007 Semiannual Report • TIAA Separate Account VA-1	See notes to financial statements

STATEMENT OF CHANGES IN NET ASSETS

TIAA SEPARATE ACCOUNT VA-1

	Stock Index Account
	For the	For the
	Six Months Ended	Year Ended
(amounts in thousands)	June 30, 2007	December 31, 2006
	(Unaudited)

FROM OPERATIONS
Investment income-net	$6,082	$10,683
Net realized gain on investments	23,260	18,361
Net change in unrealized appreciation on investments	37,742	103,029
Net increase in net assets resulting from operations	67,084	132,073

FROM CONTRACTOWNER TRANSACTIONS
Premiums	8,445	19,322
Net contractowner transfers from (to) fixed account	149	(20,047)
Withdrawals and death benefits	(30,625)	(58,505)
Net (decrease) in net assets resulting from
contractowner transactions	(22,031)	(59,230)

Net increase in net assets	45,053	72,843

NET ASSETS
Beginning of year	996,044	923,201
End of period	$1,041,097	$996,044

See notes to financial statements	TIAA Separate Account VA-1 • 2007 Semiannual Report 19

FINANCIAL HIGHLIGHTS

TIAA SEPARATE ACCOUNT VA-1

	For the Six
Months Ended
June 30, 2007			2006
	(Unaudited)
PER ACCUMULATION UNIT DATA:
Investment income	$0.846		$1.568
Expenses	0.282		0.584
Investment income-net	0.564		0.984
Net realized and unrealized gain (loss) on investments	5.655		10.909
Net increase (decrease) in Accumulation Unit Value	6.219		11.893
Accumulation Unit Value:
Beginning of year	91.492		79.599
End of period	$97.711		$91.492

TOTAL RETURN*	6.80	%(b)	14.94%

Ratio of expense to average net assets before expense waiver	0.90	%(a)	0.90%
Ratio of expense to average net assets after expense waiver	0.67	%(a)	0.67%
Ratio of net investment income to average net assets	1.20	%(a)	1.13%
Portfolio turnover rate	5.35	%(b)	6.95%
Accumulation Units outstanding at end of period (in thousands)	10,655		10,882
Net assets at end of period (in thousands)	$1,041,097		$996,044
*	Based on per accumulation data.
(a)	Annualized for periods less than one year.
(b)	Not annualized for periods less than one year.

20 2007 Semiannual Report • TIAA Separate Account VA-1	See notes to financial statements

	Stock Index Account

	For the Years Ended December 31,
2005	2004	2003	2002

$1.378	$1.359	$1.041	$0.965
0.519	0.468	0.310	0.218
0.859	0.891	0.731	0.747
3.222	6.727	15.066	(15.200)
4.081	7.618	15.797	(14.453)

75.518	67.900	52.103	66.556
$79.599	$75.518	$67.900	$52.103

5.40%	11.22%	30.32%	(21.72)%

0.90%	0.90%	0.76%	0.60%
0.67%	0.67%	0.53%	0.37%
1.12%	1.28%	1.26%	1.27%
6.37%	4.90%	4.14%	5.33%
11,598	12,123	12,176	11,801
$923,201	$915,478	$826,747	$614,853

See notes to financial statements	TIAA Separate Account VA-1 • 2007 Semiannual Report 21

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

TIAA SEPARATE ACCOUNT VA-1

Note 1—significant accounting policies

TIAA Separate Account VA-1 (“VA-1”) is a segregated investment account of Teachers Insurance and Annuity Association of America (“TIAA”) and was organized on February 16, 1994, under the insurance laws of the State of New York for the purpose of issuing and funding individual variable annuity contracts. VA-1 is registered with the Securities and Exchange Commission as an open-end management investment company under the Investment Company Act of 1940. VA-1 consists of a single investment portfolio, the Stock Index Account (“Account”), which invests in a diversified portfolio of equity securities selected to track the overall United States stock market. The accompanying financial statements were prepared in accordance with U.S. generally accepted accounting principles (GAAP), which may require the use of estimates made by management. Actual results may differ from those estimates. The following is a summary of the significant accounting policies consistently followed by the Account.

Valuation of investments: Equity securities listed or traded on a national market or exchange are valued based on their sale price on such market or exchange at the close of business on the date of valuation, or at the mean of the closing bid and asked prices if no sale is reported. Debt securities will generally be valued using prices provided by a pricing service, which may employ various indications of value including but not limited to broker-dealer quotations. Certain debt securities, other than money market instruments, are valued based on the most recent bid price or the equivalent quoted yield for such securities (or those of comparable maturity, quality and type). Money market instruments are valued on an amortized cost basis or at market value if market value is materially different from amortized cost.

Portfolio securities for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of and in accordance with the responsibilities of the Management Committee. Portfolio securities may also be valued at fair value as determined in good faith under the direction of the Management Committee if events materially affecting their value occur between the time their price is determined and the time the Account’s net asset value is calculated. The fair value of securities may be determined with the assistance of a pricing service, which attempts to calculate a fair value for securities based on numerous factors including correlations of a security’s price with securities’ indices and other appropriate indicators, such as American Depositary Receipts and futures contracts. Other factors may also be considered in determining fair value, such as fundamental analytical data, market and trading trends, and public trading of similar securities of the issuer or comparable issuers.

Trading in securities on most foreign exchanges and over the counter markets is normally completed before the close of the domestic stock market and may also take place on days when the domestic market is closed. If events materially affecting the value of foreign securities occur between the time when the exchange on which they are traded closes and the time when the Account’s net assets is calculated, such securities may be valued at fair value in accordance with procedures adopted by the Management Committee.

22      2007 Semiannual Report • TIAA Separate Account VA-1

continued

Accounting for investments and investment income: Security transactions are accounted for as of the trade date. Interest income is recorded as earned and includes accretion of discounts and amortization of premiums using the effective yield method. Dividend income is recorded on the ex-dividend date or, for certain foreign securities, as soon thereafter as the Account is informed of the ex-dividend date. Realized gains and losses on security transactions are calculated on the identified cost basis.

Accounting for real estate investment trusts: The Account may own shares of Real Estate Investment Trusts (“REITs”). REITs report information on the source of their distributions once per year, in January. Such distributions may include one or more of the following components: ordinary income, long-term capital gains or a return of capital. The Account has estimated what the components of these REITs distributions are and has reflected these amounts accordingly in the financial statements.

Securities lending: The Account may lend portfolio securities to qualified institutions and brokers. By lending investment securities, the Account attempts to increase its net investment income through the receipt of interest (after rebates and fees) on collateral. Such income is included in interest income on the Statement of Operations. The value of the loaned securities and the liability related to the cash collateral received are reflected on the Statement of Assets and Liabilities. The loans are secured by collateral at least equal to 102% of the market value of the securities loaned for United States securities and 105% of the market value of securities loaned for foreign securities. The Account continues to receive income on the securities loaned and receives additional income from the lending transaction. All cash collateral is invested in the State Street Navigator Securities Lending Prime Portfolio in accordance with the investment guidelines contained in the securities lending agreement. Additionally, any change in the market value of the securities loaned is recognized by the Account. The Account has the right under the lending agreement to recover the securities from the borrower on demand. Although each transaction is collateralized, if a borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Account could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. The Account is indemnified by its lending agent against any losses related to borrower defaults.

Futures contracts: The Account may use futures contracts to manage exposure to the equity markets or for cash management purposes to remain highly invested in the equity markets while minimizing transaction costs. Buying futures contracts tends to increase exposure to the underlying instrument/index, while selling futures contracts tends to decrease exposure to the underlying instrument/index or hedge other investments. Initial margin deposits are made upon entering into a futures contract and variation margin payments are made or received reflecting changes in the value of the futures contracts. Futures contracts are valued at the last sale price as of the close of the board of trade or exchange on which they are

TIAA Separate Account VA-1 • 2007 Semiannual Report      23

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)	continued

traded. Daily changes in the value of such contracts are reflected in net unrealized gains and losses. Gains or losses are realized upon the expiration or closing of the futures contracts, or if the counterparties do not perform in accordance with contractual provisions.

Risks of investments in futures contracts include the possible adverse movement of the securities or indices underlying the contracts, the possibility that there may not be a liquid secondary market for the contracts, that a change in the value of the contract may not correlate with a change in the value of the underlying securities, or that the counterparty to a contract may default on its obligation to perform.

Restricted securities: Restricted securities held by the Account, if any, may not be sold except in exempt transactions or in a public offering registered under the Securities Act of 1933. The risk of investing in such securities is generally greater than the risk of investing in securities which are widely held and publicly traded.

Cash: The Account may hold cash in its account with the custodian. The Account throughout the year, may have a cash overdraft balance. A fee is incurred on this overdraft.

Federal income taxes: VA-1 is taxed as a life insurance company under Subchapter L of the Internal Revenue Code. VA-1 should incur no material federal income tax liability.

Investment transactions with affiliates: The Account may purchase or sell investment securities in transactions with affiliated entities under procedures adopted by the Management Committee, pursuant to the Investment Company Act of 1940. These transactions are effected at market rates without incurring broker commissions.

Indemnification: In the normal course of business, the Account enters into contracts that contain a variety of representations and warranties and that provide general indemnities. The Account’s maximum exposure under these arrangements is unknown, as this would involve future claims against the Account that have not yet occurred. Also, under the Account’s organizational documents, the Managers and Officers of the TIAA Separate Account VA-1 are indemnified against certain liabilities that may arise out of their duties to the TIAA Separate Account VA-1. However, based on experience, the Account expects the risk of loss due to these warranties and indemnities to be remote.

Note 2—management agreements

Teachers Advisors, Inc. (“Advisors”), a wholly owned subsidiary of TIAA and a registered investment adviser, provides investment advisory services for VA-1 pursuant to an Investment Management Agreement among TIAA, Advisors and VA-1. TIAA provides all administrative services for VA-1 pursuant to an Administrative Services Agreement with VA-1. The contracts are distributed

24      2007 Semiannual Report • TIAA Separate Account VA-1

continued

primarily by Teachers Personal Investors Services, Inc. (“TPIS”), also a wholly owned subsidiary of TIAA, which is a registered broker-dealer and a member of the National Association of Securities Dealers, Inc. The Investment Management Agreement sets the investment advisory charge at an annual rate of 0.30% of the net assets of the Account. Advisors has agreed to waive a portion of such fee, so that the daily deduction is equivalent to an annual charge of 0.07% of the net assets of the Account. The Administrative Services Agreement sets the administrative expense charge at an annual rate of 0.20% of the net assets of the Account. TIAA also imposes a daily charge for bearing certain mortality and expense risks in connection with the contracts, equivalent to an annual rate of 0.40% of the net assets of the Account (prior to July 1, 2003, this daily charge was 0.10%) . Although TIAA reserves the right to increase the account’s mortality and expense risk charge to a maximum of 1.00% per year, the total expense ratio will never exceed 1.50%.

The Trustees of the Account, all of whom are independent, receive remuneration for their services, plus travel and other expenses incurred in attending Committee meetings. Trustees may elect to participate in a deferred compensation plan and defer all or a portion of their compensation. TIAA oversees the administration and recordkeeping of these deferred compensation plans on behalf of the Account.

Note 3—investments

At June 30, 2007, the net unrealized appreciation on investments was $370,207,049, consisting of gross unrealized appreciation of $421,216,582 and gross unrealized depreciation of $51,009,533.

Purchases and sales of securities, other than short-term money market instruments, for the six months ended June 30, 2007, were $54,388,279 and $68,724,133, respectively.

Note 4—accumulation units

Changes in the number of Accumulation Units outstanding were as follows:

	For the		For the
	Six Months Ended		Year Ended
	June 30, 2007		December 31, 2006
	(Unaudited	)
Accumulation Units:
Credited for premium	89,404		222,075
Cancelled for transfers and disbursements	(315,312)		(938,409)
Outstanding:
Beginning of year	10,881,773		11,598,107
End of period	10,655,865		10,881,773

TIAA Separate Account VA-1 • 2007 Semiannual Report      25

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)	concluded

Note 5—line of credit

The Account participates in a $1.5 billion unsecured revolving credit facility to be used for temporary purposes, including the funding of contract owner withdrawals. Certain affiliated accounts and mutual funds, each of which is managed by Advisors, or an affiliate of Advisors, also participate in this facility. An annual commitment fee for the credit facility is borne by Advisors. Interest associated with any borrowing under the facility by the Account is charged to the borrowing account at rates that are based on the Federal Funds Rate in effect during the time of the borrowing. The Account is not liable for borrowings under the facility by affiliated accounts or mutual funds. During the six months ended June 30, 2007, the Account did not borrow under this facility.

Note 6—new accounting pronouncements

In July 2006, the Financial Accounting Standards Board (FASB) issued Interpretation No. 48, “Accounting for Uncertainty in Income Taxes — an Interpretation of FASB Statement No. 109” (“FIN 48”). FIN 48 establishes for all entities, including pass-through entities such as VA-1, a minimum threshold for financial statement recognition of the benefit of positions taken in filing tax returns (including what jurisdiction the entity may be taxable in), and requires certain expanded tax disclosures. FIN 48 is effective for financial statements dated after June 29, 2007, and is to be applied to all open tax years as of the date of effectiveness. Management has evaluated the application of FIN 48 to the Account’s financial statements for the period ended June 30, 2007 and has determined, under guidelines established by FIN 48 that no adjustments should be made to these financial statements.

In September 2006, FASB also issued Statement of Accounting Standards No. 157, “Fair Value Measurement” (“SFAS 157”). This new standard applies to all entities that follow US GAAP and their valuation techniques for assets and liabilities. SFAS 157 defines fair value, establishes a framework for measuring fair value under GAAP, and expands disclosures about fair value measurements. SFAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007. Management is currently evaluating the impact the adoption of SFAS 157 will have on the Account’s financial statements.

26      2007 Semiannual Report • TIAA Separate Account VA-1

COMMITTEE APPROVAL OF INVESTMENT
MANAGEMENT AGREEMENT

The Management Committee (the “Committee”) of the TIAA Separate Account VA-1 (the “Separate Account”) is responsible for overseeing the Separate Account’s corporate policies and for adhering to fiduciary standards under the Investment Company Act of 1940, as amended (the “1940 Act”), and other applicable laws. Among its duties, the Committee is responsible for determining annually whether to renew the investment management agreement (the “Agreement”) between the Separate Account and Teachers Advisors, Inc. (“TAI”). Under the Agreement, TAI is responsible for providing investment management services to the Separate Account.

Section 15(c) of the 1940 Act provides that, after an initial period, the Agreement will remain in effect only if the Committee, including a majority of those Committee members who have no direct or indirect interest in the Agreement, and who are not “interested persons” of the Separate Account, as that term is defined in the 1940 Act (“Members”), annually renews that Agreement. All of the Members are deemed to be independent persons for this purpose.

OVERVIEW OF THE RENEWAL PROCESS

The Committee held a meeting on April 3, 2007, at which it considered the annual renewal of the Agreement. Prior to that meeting, the Committee had implemented an enhanced process by which it determined to review and consider the renewal of the Agreement. As part of that process, the Committee delegated certain duties to its Operations Committee. Among these duties, the Operations Committee was asked to work with management and legal counsel to the Members to develop more refined guidelines relating to the types of information to be provided to all Members in connection with the proposed contract renewal, and then to help evaluate the information provided in response to those guidelines. During a series of meetings held prior to April 3, 2007, the Operations Committee helped to develop such guidelines in consultation with management representatives and input from other Members and legal counsel to the Members, and then evaluated the information produced in accordance with those guidelines.

Among other matters, the Operations Committee helped to develop guidelines regarding reports to be provided to all Members with respect to the Separate Account by the Global Fiduciary Review unit of Lipper, Inc. (“Lipper”). Lipper is an independent provider of investment company data that is widely recognized as a leading source of independent data used by independent directors and trustees of investment companies during their annual advisory contract renewal processes.

As a result of instructions by the Operations Committee on behalf of the Members, Lipper produced, among other information, extensive performance and expense comparison data regarding the Separate Account, including data relating to its management fee rate, total expense ratio, short-term and long-term investment performance, brokerage commission costs and portfolio turnover rates. Lipper also compared much of this data against a suitable universe of comparable investment companies and, in the case of the investment performance data, against a more

TIAA Separate Account VA-1 • 2007 Semiannual Report      27

COMMITTEE APPROVAL OF INVESTMENT
MANAGEMENT AGREEMENT

selective peer group of mutual funds underlying variable products and against one or more appropriate broad-based benchmark indices. In each case, Lipper summarized the methodologies employed by it to provide the data contained in its reports. In addition, Lipper represented to the Committee that its reports were designed specifically to provide the Committee with the fee, expense and performance information that is necessary to help the Committee satisfy its duties under Section 15 of the 1940 Act.

Among other matters, the Operations Committee also developed a framework of factors that could be considered by the Members in order to evaluate the reasonableness of any profits earned by TAI with respect to its services to the Separate Account pursuant to the Agreement. In this connection, the Operations Committee emphasized that different Members could, and likely would, give different weight to different factors when evaluating the profits, if any, realized by TAI.

In advance of the Committee meeting held on April 3, 2007, independent legal counsel for the Members requested, and TAI provided, extensive information that was designed to assist the Committee in its consideration of whether to renew the Agreement. In addition to the data provided by Lipper as described above, this information included, but was not limited to, the following: (1) further information relating to the Separate Account’s investment performance, including performance ratings provided by Morningstar, Inc. (“Morningstar”), which is a widely recognized mutual fund ranking service, and a narrative analysis of the Separate Account’s performance relative to its applicable benchmarks and peer groups, together with an explanation of any special events that had a material impact on performance during the prior year; (2) a description of any fee waiver or expense reimbursement arrangements that were in place during the prior year and the extent to which such arrangements would be continued or modified in the coming year; (3) a comparison of the fees set forth in the Agreement as compared to any other comparable accounts managed by TAI; (4) any “fall-out” benefits that accrued to TAI due to its relationship with the Separate Account aside from TAI’s direct fee payments pursuant to the Agreement; (5) information regarding TAI’s financial resources, senior professional personnel, overall staffing levels, portfolio manager compensation arrangements, disaster recovery plans, insurance coverage, compliance programs, any material pending litigation or compliance issues, portfolio trading and best execution practices, and any actual and potential conflicts of interests confronted by TAI in connection with rendering services to the Separate Account; (6) information as to any profits earned by TAI in connection with its services pursuant to the Agreement; (7) a copy of the Agreement and certain related service agreements between the Separate Account and affiliates of TAI; (8) a copy of TAI’s SEC Form ADV registration statement; and (9) proposed narrative explanations of reasons why the Committee should renew the Agreement.

28      2007 Semiannual Report • TIAA Separate Account VA-1

continued

In considering whether to renew the Agreement, the Committee, with assistance from its Operations Committee, reviewed various factors, including: (1) the nature, extent and quality of services provided by TAI to the Separate Account; (2) the investment performance of the Separate Account; (3) the costs of the services provided to the Separate Account and the profits (if any) realized by TAI and its affiliates from their relationship with the Separate Account; (4) the extent to which economies of scale have been realized if the Separate Account’s assets have increased; (5) whether the fee schedule set forth in the Agreement reflects any such economies of scale for the benefit of Separate Account investors; (6) comparisons of services and fees with contracts entered into by TAI with other clients; and (7) any other benefits derived or anticipated to be derived by TAI from its relationship with the Separate Account. As a general matter, the Members viewed these factors in their totality, with no single factor being the principal factor in determining whether to renew the Agreement.

In reaching its decisions regarding the renewal of the Separate Account’s Agreement, the Committee took into account the information described above, other information provided to the Committee in connection with this process, and relevant information provided to the Committee on an ongoing basis in connection with its general oversight duties. In addition, the Committee received and considered information from Kirkpatrick & Lockhart Preston Gates Ellis LLP, its independent legal counsel, as to certain relevant guidelines that relate to the renewal process under Section 15(c) of the 1940 Act and certain other legal authorities. In deciding whether to renew the Agreement, each Member may have accorded different weight to different factors and, thus, each Member may have had a different basis for his or her ultimate decision to vote to renew the Agreement.

At its meeting on April 3, 2007, the Committee voted unanimously to renew the Agreement. Set forth below are the general factors the Committee considered, followed by an outline of the specific factors the Committee considered.

THE NATURE, EXTENT AND QUALITY OF SERVICES

The Committee considered that TAI is an experienced investment adviser that has managed the Separate Account since their operations commenced. The investment professionals at TAI also have managed various accounts of the College Retirement Equities Fund (“CREF”) since their inception. Under the Agreement, TAI is responsible for: managing the assets of the Separate Account, including conducting research, recommending investments and placing orders to buy and sell securities for the Separate Account’s investment portfolio; active daily monitoring of the investment portfolios by various personnel with specific responsibility for the particular types of investments in question; and reporting on the investment performance of the Separate Account to the Committees on a regular basis. The Committee considered that TAI has carried out these responsibilities in a professional manner.

TIAA Separate Account VA-1 • 2007 Semiannual Report      29

COMMITTEE APPROVAL OF INVESTMENT
MANAGEMENT AGREEMENT

The Committee also considered, among other factors, the performance of the Separate Account as discussed below. In the course of its review of the quality of TAI’s services, the Committee concluded that the Separate Account’s investment performance was reasonable when compared with its benchmarks and peer groups of mutual funds that underlie variable products, and that represented that it previously had taken affirmative steps to enhance the investment performance.

In addition, the Committee considered the nature and quality of non-portfolio management services provided by TAI and its affiliates. In this connection, the Committee considered that it intends to work with management during the next year in an effort to develop enhanced metrics for measuring the ongoing performance of certain affiliated and unaffiliated service providers. The Committee also considered that, through these metrics and other actions, it intends to monitor progress with respect to ongoing improvements in services provided by those firms or through outsourcing to other firms, including, as appropriate, further enhancements to administrative and compliance services.

INVESTMENT PERFORMANCE

The Committee considered the investment performance of the Separate Account for one-, two-, three-, four-, five- and ten-year periods and since inception of its operations. The Committee also considered its performance as compared to its peer groups and benchmark indices. In this regard, the Committee considered that the Separate Account achieved performance that compares favorably to their benchmarks (after considering the effect of expenses incurred to operate the Separate Account) and ranked in the top three performance quintiles versus their peer groups of mutual funds that underlie variable products. (For additional detail regarding the Separate Account’s performance, see the bullet points below.) Thus, the Committee concluded that, under the totality of circumstances considered, the Separate Account’s investment performance was reasonable. In addition, the Committee considered that it intends to work with management during the coming year to review further the best execution and portfolio turnover practices of TAI to assess whether those practices continue to be in the best interests of investors.

COST AND PROFITABILITY

The Committee considered financial and profitability data relating to TAI for the calendar year 2006. In this connection, the Committee considered profit calculations both before and after taking into account the costs incurred directly or indirectly by TAI in connection with the distribution of the Separate Account’s contracts. The Committee considered that TAI has consistently incurred losses based on its services to the Separate Account under the Agreement. Among other considerations, the Committee acknowledged the reasonableness of having fee rates which permit TAI to maintain and improve the quality of services provided to the Separate Account. In this connection, the Committee noted its ongoing efforts

30      2007 Semiannual Report • TIAA Separate Account VA-1

continued

to examine the level of personnel and other resources available to portfolio management functions so as to assess whether sufficient resources continue to be devoted to these functions. The Committee also considered that it would continue to review the profitability levels of TAI annually during its yearly review of the Separate Account’s management arrangements to ensure that TAI’s fees remained fair and reasonable and that its profits (if any) for managing the Separate Account were not excessive. Further, the Committee expressed its views to TAI regarding the factors that the Committee would consider at future contract renewals if management seeks to modify current fee waiver and expense limitation agreements.

FEES CHARGED BY OTHER ADVISERS

The Committee considered information regarding fees paid to other advisers for managing similar funds that underlie variable products, as analyzed by Lipper. The Committee determined that the fee rate charged to the Separate Account under the Agreement is lower or significantly lower than the fee rates charged by of many or most comparable mutual funds that underlie variable products. Based on all factors considered, the Committee determined that the fee rate under the Agreement was reasonable in relation to those charged by appropriate groups of comparable mutual funds that underlie variable products.

ECONOMIES OF SCALE

The Committee considered whether TAI has or would experience economies of scale in connection with its services to the Separate Account. In this connection, the Committee considered that TAI had incurred operating losses in 2006 with respect to these services. With respect to the current fee rate, the Committee also considered whether the addition of fee “breakpoints” (under which additional assets in the Separate Account would be assessed lower fee rates) would have a material effect on overall fee rates. The Committee determined that the current fee rate at the current asset level already was low compared to peer groups of mutual funds that underlie variable products. Thus, the Committee determined that the Separate Account’s fee schedule is reasonable in light of current economies of scale considerations and current asset levels. In addition, the Committee considered that it intends to work with management during the coming year to evaluate whether any material asset growth by the Separate Account has created or would create economies of scale for TAI and, if so, to determine whether any portion of savings from such economies of scale could be passed on to investors through additional fee schedule breakpoints.

FEE COMPARISON WITH OTHER TAI CLIENTS

The Committee considered that TAI provides similar investment management services to other affiliated investment companies. In addition, TAI, through its

TIAA Separate Account VA-1 • 2007 Semiannual Report      31

COMMITTEE APPROVAL OF INVESTMENT
MANAGEMENT AGREEMENT

TIAA-CREF Asset Management division, manages large institutional client assets through unregistered commingled funds and separate accounts with similar investment strategies and investment staff. The Committee considered the schedule of fees for each of the comparable funds. The Committee also considered TAI’s representation that, while management fee rates may not differ for comparable funds, this is due in part to the fact that some of the comparable funds are offered through products that charge additional fees to its investors. In this connection, the Committee considered TAI’s representation that because the comparable funds target different types of investors and use different distribution channels, these factors justify different pricing schedules.

OTHER BENEFITS

The Committee also considered additional benefits to the Separate Account and to TAI arising from the Agreement. For example, TAI continues to be willing to waive fees and make expense reimbursements to the Separate Account. In addition, TAI and its affiliates may benefit from the advisory relationship with the Separate Account to the extent this relationship results in potential investors viewing the TIAA-CREF group of companies as a leading retirement plan provider in the academic and nonprofit market and a single source for all their financial service needs. Also, certain other funds managed by TAI may be managed in the same manner and by the same personnel, thus resulting in the possibility for benefits associated with economies of scale.

CERTAIN SPECIFIC FACTORS CONSIDERED BY THE COMMITTEE

The Members considered the following specific factors (among others) during their determination to renew the Agreement. In the following discussion, if the Separate Account is referred to as being in the “first” quintile, it is in the best of five groups (that is, the group has the best performance or the lowest expenses, as the case may be). References below to quintiles are based on data provided to the Committee in the reports prepared by Lipper. All periods referenced below end as of December 31, 2006. Under the Morningstar rating system, 5 stars is the highest rating category and 1 star is the lowest rating category.

STOCK INDEX ACCOUNT

•	The Separate Account’s annual contractual management fee is 0.30% of average daily net assets. TAI agreed to waive this fee down to an annual rate of 0.07% of the Separate Account’s average daily net assets.
•	The Separate Account’s management fees are in the 1st and 2nd quintile of the universe of comparable funds identified by Lipper for expense comparison purposes (“Expense Universe”) and the group of comparable funds hand selected by Lipper for expense comparison purposes (“Expense Group”), respectively. Total expenses ranked in the 2nd and 4th quintile of the Expense Universe and Expense Group, respectively.

32      2007 Semiannual Report • TIAA Separate Account VA-1

concluded

•	For the one-year period, the Separate Account was in the 2nd quintile of the universe of comparable funds identified by Lipper for performance comparison purposes (“Performance Universe”). For the two-, three-, five- and ten-year periods, the Separate Account was in the 3rd quintile of its Performance Universe.
•	The Separate Account received an Overall Morningstar Rating of 3 stars for the one-year period.
•	The Separate Account’s longer-term performance was affected by the amounts of cash held. In late 2004, the Separate Account’s new portfolio management introduced an effort to keep the portfolio more fully invested. Performance quintiles consistently improved over the past year.
•	TAI incurred a net loss on the Separate Account for the one-year period.

Based primarily on the foregoing factors and considerations, the Committee renewed the Agreement.

TIAA Separate Account VA-1 • 2007 Semiannual Report      33

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HOW TO REACH US

TIAA-CREF WEBSITE	INSURANCE PLANNING CENTER
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information and transactions, product	800 223-1200
descriptions, and information about investment	8 a.m. to 8 p.m. ET, Monday–Friday
choices and income options
www.tiaa-cref.org	FOR HEARING- OR SPEECH-IMPAIRED
24 hours a day, 7 days a week	PARTICIPANTS
800 842-2755
AUTOMATED TELEPHONE SERVICE	8 a.m. to 10 p.m. ET, Monday–Friday
Check account performance and accumulation	9 a.m. to 6 p.m. ET, Saturday
balances, change allocations, transfer funds
and verify credited premiums	TIAA-CREF BROKERAGE SERVICES
800 842-2252	Self-directed brokerage accounts for investing
24 hours a day, 7 days a week	in stocks, bonds and mutual funds
800 927-3059
TELEPHONE COUNSELING CENTER	8 a.m. to 7 p.m. ET, Monday–Friday
Retirement saving and planning, income
options and payments, and tax reporting	TIAA-CREF TRUST COMPANY, FSB
800 842-2776	Asset management, trust administration,
8 a.m. to 10 p.m. ET, Monday–Friday	estate planning, planned giving and
9 a.m. to 6 p.m. ET, Saturday	endowment management
888 842-9001
PLANNING AND SERVICE CENTER	9 a.m. to 6 p.m. ET, Monday–Friday
TIAA-CREF mutual funds
800 223-1200	ADVISOR SERVICES
8 a.m. to 10 p.m. ET, Monday–Friday	888 842-0318
8 a.m. to 7:30 p.m. ET, Monday–Friday

TIAA-CREF Individual & Institutional Services, LLC, and Teachers Personal Investors Services, Inc., members NASD, distribute securities products. You should consider the investment objectives, risks, charges and expenses carefully before investing. Please call 800 223-1200 or visit www.tiaa-cref.org for a prospectus that contains this and other information. Please read the prospectus carefully before investing. Teachers Insurance and Annuity Association (TIAA), New York, NY, and TIAA-CREF Life Insurance Co., New York, NY, issue insurance and annuity products. TIAA-CREF Brokerage Services is a division of TIAA-CREF Individual & Institutional Services, LLC, member NASD/SIPC. TIAA-CREF Trust Company, FSB, provides trust services. Investment products are not FDIC insured, may lose value and are not bank guaranteed.

©2007 Teachers Insurance and Annuity Association—College Retirement Equities Fund (TIAA-CREF), New York, NY 10017-3206

730 Third Avenue New York, NY 10017-3206	PRST STD U.S. POSTAGE PAID TIAA-CREF

A10939 8/07
C39147

Item 2. Code of Ethics.

Not Applicable.

Item 3. Audit Committee Financial Expert.

Not Applicable.

Item 4. Principal Accountant Fees and Services.

Not Applicable.

Item 5. Audit Committee of Listed Registrants.

Not Applicable.

Item 6. Schedule of Investments.

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

TIAA SEPARATE ACCOUNT VA-1
STOCK INDEX ACCOUNT
STATEMENT OF INVESTMENTS (Unaudited)
June 30, 2007

			VALUE
SHARES			(000)

COMMON STOCKS - 99.89%

AGRICULTURAL PRODUCTION-CROPS - 0.01%
2,584	e	Chiquita Brands International, Inc	$49
		TOTAL AGRICULTURAL PRODUCTION-CROPS	49

AGRICULTURAL PRODUCTION-LIVESTOCK - 0.01%
2,370	e	Pilgrim's Pride Corp	90
23	e	Seaboard Corp	54
		TOTAL AGRICULTURAL PRODUCTION-LIVESTOCK	144

AGRICULTURAL SERVICES - 0.00%**
727	e*	Cadiz, Inc	16
		TOTAL AGRICULTURAL SERVICES	16

AMUSEMENT AND RECREATION SERVICES - 0.64%
17,680	*	Activision, Inc	330
3,321	e*	Bally Technologies, Inc	88
433		Churchill Downs, Inc	23
978		Dover Downs Gaming & Entertainment, Inc	15
11,424		Harrah's Entertainment, Inc	974
2,272		International Speedway Corp (Class A)	120
1,482	e*	Lakes Entertainment, Inc	17
1,909	e*	Leapfrog Enterprises, Inc	19
1,967	e*	Life Time Fitness, Inc	105
3,817	e*	Live Nation, Inc	85
3,185	e*	Magna Entertainment Corp	9
3,301	e*	Marvel Entertainment, Inc	84
1,437	e*	MTR Gaming Group, Inc	22
1,472	e*	Multimedia Games, Inc	19
4,563	e*	Penn National Gaming, Inc	274
3,407	*	Pinnacle Entertainment, Inc	96
4,554	e*	Six Flags, Inc	28
1,000		Speedway Motorsports, Inc	40
1,000	*	Town Sports International Holdings, Inc	19
121,235		Walt Disney Co	4,139
2,602		Warner Music Group Corp	38
4,762	e*	Westwood One, Inc	34
2,343	e*	WMS Industries, Inc	68
1,461	e	World Wrestling Entertainment, Inc	23
		TOTAL AMUSEMENT AND RECREATION SERVICES	6,669

APPAREL AND ACCESSORY STORES - 0.67%
5,367		Abercrombie & Fitch Co (Class A)	392
3,165	*	Aeropostale, Inc	132
11,052	e	American Eagle Outfitters, Inc	284
4,458	*	AnnTaylor Stores Corp	158
1,533	e	Bebe Stores, Inc	24
2,844		Brown Shoe Co, Inc	69

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

			VALUE
SHARES			(000)
749		Buckle, Inc	$29
664	e*	Cache, Inc	9
3,338	e*	Carter's, Inc	87
2,400	e*	Casual Male Retail Group, Inc	24
2,074		Cato Corp (Class A)	45
1,406	*	Charlotte Russe Holding, Inc	38
7,700	*	Charming Shoppes, Inc	83
10,787	e*	Chico's FAS, Inc	262
1,410	*	Children's Place Retail Stores, Inc	73
2,493	e	Christopher & Banks Corp	43
836	e*	Citi Trends, Inc	32
290	e	DEB Shops, Inc	8
3,000	*	Dress Barn, Inc	62
1,051	e*	DSW, Inc (Class A)	37
1,885	e*	Eddie Bauer Holdings, Inc	24
2,704		Finish Line, Inc (Class A)	25
9,500		Foot Locker, Inc	207
35,509		Gap, Inc	678
6,129	*	Hanesbrands, Inc	166
2,222	*	HOT Topic, Inc	24
2,305	e*	J Crew Group, Inc	125
1,539	*	Jo-Ann Stores, Inc	44
1,141	e*	JOS A Bank Clothiers, Inc	47
19,641	*	Kohl's Corp	1,395
21,520	e	Limited Brands, Inc	591
888	e*	New York & Co, Inc	10
15,499		Nordstrom, Inc	792
4,283	e*	Pacific Sunwear Of California, Inc	94
3,907	*	Payless Shoesource, Inc	123
8,511		Ross Stores, Inc	262
517	*	Shoe Carnival, Inc	14
2,847	e	Stage Stores, Inc	60
1,200	e	Talbots, Inc	30
1,880	e*	Tween Brands, Inc	84
1,345	e*	Under Armour, Inc (Class A)	61
7,238	*	Urban Outfitters, Inc	174
4,270	e*	Wet Seal, Inc (Class A)	26
		TOTAL APPAREL AND ACCESSORY STORES	6,947

APPAREL AND OTHER TEXTILE PRODUCTS - 0.21%
762	e	Columbia Sportswear Co	52
811	e*	G-III Apparel Group Ltd	13
3,320	e	Guess ?, Inc	159
2,122	e*	Gymboree Corp	84
6,665		Jones Apparel Group, Inc	188
1,658	e	Kellwood Co	47
6,408	e	Liz Claiborne, Inc	239
1,392	*	Maidenform Brands, Inc	28
3,569		Phillips-Van Heusen Corp	216
3,780	e	Polo Ralph Lauren Corp	371
7,612	e*	Quiksilver, Inc	108
836	e*	True Religion Apparel, Inc	17
5,469	e	VF Corp	501
2,859	*	Warnaco Group, Inc	112
		TOTAL APPAREL AND OTHER TEXTILE PRODUCTS	2,135

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

			VALUE
SHARES			(000)
AUTO REPAIR, SERVICES AND PARKING - 0.10%
646	e*	Amerco, Inc	$49
1,436	e*	Dollar Thrifty Automotive Group, Inc	59
3,720	e*	Exide Technologies	34
18,502	e*	Hertz Global Holdings, Inc	491
1,073	*	Midas, Inc	24
582		Monro Muffler, Inc	22
3,749		Ryder System, Inc	202
336	e*	Standard Parking Corp	12
2,709	*	Wright Express Corp	93
		TOTAL AUTO REPAIR, SERVICES AND PARKING	986

AUTOMOTIVE DEALERS AND SERVICE STATIONS - 0.18%
6,514		Advance Auto Parts	264
1,053		Asbury Automotive Group, Inc	26
9,707	e*	Autonation, Inc	218
2,834	e*	Autozone, Inc	387
13,246	e*	Carmax, Inc	338
4,176	*	Copart, Inc	128
2,692	e*	CSK Auto Corp	49
1,061	e	Lithia Motors, Inc (Class A)	27
1,048	e*	MarineMax, Inc	21
6,973	*	O'Reilly Automotive, Inc	255
1,413	e*	Rush Enterprises, Inc (Class A)	31
1,793	e	Sonic Automotive, Inc (Class A)	52
3,620	e*	United Auto Group, Inc	77
		TOTAL AUTOMOTIVE DEALERS AND SERVICE STATIONS	1,873

BUILDING MATERIALS AND GARDEN SUPPLIES - 0.76%
967	e*	Builders FirstSource, Inc	15
3,882	e*	Central Garden and Pet Co (Class A)	46
7,745	e	Fastenal Co	324
120,478		Home Depot, Inc	4,741
92,104		Lowe's Cos, Inc	2,827
		TOTAL BUILDING MATERIALS AND GARDEN SUPPLIES	7,953

BUSINESS SERVICES - 6.97%
3,100	e*	24/7 Real Media, Inc	36
25,632	*	3Com Corp	106
813	e*	3D Systems Corp	20
2,635	e	Aaron Rents, Inc	77
2,600	e	ABM Industries, Inc	67
1,806	e*	Acacia Research (Acacia Technologies)	29
36,301		Accenture Ltd (Class A)	1,557
3,677	*	Actuate Corp	25
3,887		Acxiom Corp	103
1,377	e	Administaff, Inc	46
35,981	*	Adobe Systems, Inc	1,445
1,328	e*	Advent Software, Inc	43
5,663	*	Affiliated Computer Services, Inc (Class A)	321
3,625	e*	Agile Software Corp	29
1,504	e	Aircastle Ltd	60
9,967	e*	Akamai Technologies, Inc	485
4,810	*	Alliance Data Systems Corp	372
11,673	e*	Amdocs Ltd	465
1,676	e*	American Reprographics Co	52

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

			VALUE
SHARES			(000)
2,116	e*	AMN Healthcare Services, Inc	$47
872	*	Ansoft Corp	26
4,724	e*	Ansys, Inc	125
4,329	*	aQuantive, Inc	276
2,100	e	Arbitron, Inc	108
4,191	e*	Ariba, Inc	42
7,187	e*	Art Technology Group, Inc	19
5,411	*	Aspen Technology, Inc	76
1,058	e	Asset Acceptance Capital Corp	19
14,117	e*	Autodesk, Inc	665
34,355		Automatic Data Processing, Inc	1,665
6,370	*	Avis Budget Group, Inc	181
3,323	e*	Avocent Corp	96
631	e*	Bankrate, Inc	30
436	e	Barrett Business Services	11
23,992	*	BEA Systems, Inc	328
12,324	e*	BearingPoint, Inc	90
7,366	*	BISYS Group, Inc	87
2,836		Blackbaud, Inc	63
1,799	e*	Blackboard, Inc	76
623	e*	Blue Coat Systems, Inc	31
12,283	*	BMC Software, Inc	372
5,613	e*	Borland Software Corp	33
862	e*	Bottomline Technologies, Inc	11
2,721	e*	BPZ Energy, Inc	15
3,069	e	Brady Corp (Class A)	114
2,665		Brink's Co	165
25,194		CA, Inc	651
2,042	*	CACI International, Inc (Class A)	100
17,044	e*	Cadence Design Systems, Inc	374
669	e*	Capella Education Co	31
2,320	e	Catalina Marketing Corp	73
394	*	Cavium Networks, Inc	9
3,710	e*	CBIZ, Inc	27
8,798	*	Ceridian Corp	308
4,020	e*	Cerner Corp	223
4,875	e*	Checkfree Corp	196
5,043	*	ChoicePoint, Inc	214
2,005	*	Chordiant Software, Inc	31
3,700	e*	Ciber, Inc	30
11,254	*	Citrix Systems, Inc	379
759	*	Clayton Holdings, Inc	9
2,400	e*	Clear Channel Outdoor Holdings, Inc (Class A)	68
32,439	e*	CMGI, Inc	63
9,641	e*	CNET Networks, Inc	79
3,055	*	Cogent Communications Group, Inc	91
2,800	e*	Cogent, Inc	41
2,776	e	Cognex Corp	62
8,879	*	Cognizant Technology Solutions Corp (Class A)	667
2,159	e*	Commvault Systems, Inc	37
602	e	Computer Programs & Systems, Inc	19
10,591	*	Computer Sciences Corp	626
18,443	e*	Compuware Corp	219
839	*	COMSYS IT Partners, Inc	19
2,071	e*	Concur Technologies, Inc	47
8,500	*	Convergys Corp	206

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

			VALUE
SHARES			(000)
1,115	e*	CoStar Group, Inc	$59
1,798	e*	Covansys Corp	61
3,076	*	CSG Systems International, Inc	82
1,899	e*	Cybersource Corp	23
2,053	*	DealerTrack Holdings, Inc	76
3,468		Deluxe Corp	141
2,557	e*	Digital River, Inc	116
1,448	e*	DivX, Inc	22
3,299	e*	DST Systems, Inc	261
7,927	*	Earthlink, Inc	59
69,918	*	eBay, Inc	2,250
1,800	e*	Echelon Corp	28
2,891	e*	Eclipsys Corp	57
1,105	*	eCollege.com, Inc	25
3,097	e*	eFunds Corp	109
1,000	e	Electro Rent Corp	15
19,050	*	Electronic Arts, Inc	901
31,114		Electronic Data Systems Corp	863
3,541	*	Epicor Software Corp	53
1,285	e*	EPIQ Systems, Inc	21
8,890		Equifax, Inc	395
1,853	e*	Equinix, Inc	169
1,565	e*	eSpeed, Inc (Class A)	14
4,575	e*	Evergreen Energy, Inc	28
1,397	e*	ExlService Holdings, Inc	26
12,382	*	Expedia, Inc	363
2,622	*	F5 Networks, Inc	211
2,695		Factset Research Systems, Inc	184
3,496	e	Fair Isaac Corp	140
2,479	*	FalconStor Software, Inc	26
11,743	e	Fidelity National Information Services, Inc	637
200	e*	First Advantage Corp (Class A)	5
46,153		First Data Corp	1,508
10,296	*	Fiserv, Inc	585
983	*	Forrester Research, Inc	28
923		FTD Group, Inc	17
4,229	*	Gartner, Inc	104
1,444	*	Gerber Scientific, Inc	17
3,037	e*	Getty Images, Inc	145
1,647	e	Gevity HR, Inc	32
2,712	*	Global Cash Access, Inc	43
965	e*	Global Sources Ltd	22
14,027	*	Google, Inc (Class A)	7,341
1,107	e*	H&E Equipment Services, Inc	31
1,500	e	Healthcare Services Group	44
912	e	Heartland Payment Systems, Inc	27
1,329	e*	Heidrick & Struggles International, Inc	68
10,329	e*	HLTH Corp	145
1,272	*	HMS Holdings Corp	24
1,384	*	Hudson Highland Group, Inc	30
3,542	e*	Hypercom Corp	21
947	e*	i2 Technologies, Inc	18
448	e*	ICT Group, Inc	8
1,449	e*	iGate Corp	12
1,935	*	IHS, Inc (Class A)	89
771	e	Imergent, Inc	19

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

			VALUE
SHARES			(000)
12,268		IMS Health, Inc	$394
1,090	e*	Infocrossing, Inc	20
5,959	*	Informatica Corp	88
2,218	e	Infospace, Inc	51
1,967	e	infoUSA, Inc	20
1,446	e*	Innerworkings, Inc	23
727	e*	Innovative Solutions & Support, Inc	17
696	e	Integral Systems, Inc	17
2,217	e	Interactive Data Corp	59
803	*	Interactive Intelligence, Inc	17
3,256	e*	Internap Network Services Corp	47
2,646	e*	Internet Capital Group, Inc	33
529	e	Interpool, Inc	14
27,952	e*	Interpublic Group of Cos, Inc	319
3,184	*	Interwoven, Inc	45
20,603	*	Intuit, Inc	620
1,814	*	inVentiv Health, Inc	66
3,071	e*	Ipass, Inc	17
10,856	e*	Iron Mountain, Inc	284
5,126	e	Jack Henry & Associates, Inc	132
1,953	*	JDA Software Group, Inc	38
34,625	*	Juniper Networks, Inc	872
1,200	e	Kelly Services, Inc (Class A)	33
1,544	e*	Kenexa Corp	58
941	*	Keynote Systems, Inc	15
1,774	*	Kforce, Inc	28
2,967	*	Kinetic Concepts, Inc	154
1,667	e*	Knot, Inc	34
2,700	*	Korn/Ferry International	71
3,096	e*	Labor Ready, Inc	72
5,167		Lamar Advertising Co (Class A)	324
7,959	e*	Lawson Software, Inc	79
3,238	e*	Lionbridge Technologies	19
511	e*	Liquidity Services, Inc	10
2,245	e*	LivePerson, Inc	12
1,120	e*	LoJack Corp	25
2,311	e*	Magma Design Automation, Inc	32
2,098	*	Manhattan Associates, Inc	59
5,174		Manpower, Inc	477
1,171	*	Mantech International Corp (Class A)	36
1,311	e	Marchex, Inc (Class B)	21
4,846	e	Mastercard, Inc (Class A)	804
9,755	*	McAfee, Inc	343
4,700	*	Mentor Graphics Corp	62
502,146		Microsoft Corp	14,798
648	e*	MicroStrategy, Inc (Class A)	61
2,315	e*	Midway Games, Inc	15
5,117		MoneyGram International, Inc	143
7,821	*	Monster Worldwide, Inc	321
4,760	*	Move, Inc	21
6,206	e*	MPS Group, Inc	83
2,666	e*	MSC.Software Corp	36
6,028	e*	NAVTEQ Corp	255
11,006	*	NCR Corp	578
2,111	e*	Ness Technologies, Inc	27
3,227	e*	NetFlix, Inc	63

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

			VALUE
SHARES			(000)
1,608	*	Network Equipment Technologies, Inc	$15
1,732	e	NIC, Inc	12
21,820	e*	Novell, Inc	170
8,269	e*	Nuance Communications, Inc	138
20,234		Omnicom Group, Inc	1,071
1,747	*	Omniture, Inc	40
1,673	*	On Assignment, Inc	18
1,415	e*	Online Resources Corp	16
5,712	e*	OpenTV Corp (Class A)	12
5,080	e*	Opsware, Inc	48
235,842	*	Oracle Corp	4,648
2,281	e*	Packeteer, Inc	18
7,453	*	Parametric Technology Corp	161
860	e*	PDF Solutions, Inc	10
438	e	Pegasystems, Inc	5
1,196	e*	PeopleSupport, Inc	14
1,789	e*	Perficient, Inc	37
5,518	e*	Perot Systems Corp (Class A)	94
2,169	*	Phase Forward, Inc	36
1,058	e	Portfolio Recovery Associates, Inc	63
863	e*	PRA International	22
4,849	*	Premiere Global Services, Inc	63
2,510	*	Progress Software Corp	80
1,000	e	QAD, Inc	8
1,284	e	Quality Systems, Inc	49
4,302	e*	Quest Software, Inc	70
1,505	e*	Radiant Systems, Inc	20
1,200	e*	Radisys Corp	15
1,891	e*	Raser Technologies, Inc	14
6,912	e*	RealNetworks, Inc	56
11,838	e*	Red Hat, Inc	264
781	e	Renaissance Learning, Inc	10
4,532	e*	Rent-A-Center, Inc	119
712	e*	RightNow Technologies, Inc	12
8,993	e	Robert Half International, Inc	328
2,231	e	Rollins, Inc	51
4,489	*	S1 Corp	36
5,800	e*	Salesforce.com, Inc	249
5,900	e*	Sapient Corp	46
3,543	e*	Secure Computing Corp	27
17,917		ServiceMaster Co	277
639	e*	SI International, Inc	21
409	e*	Silicon Graphics, Inc	11
1,301	e*	Smith Micro Software, Inc	20
1,534	e*	Sohu.com, Inc	49
4,123	*	SonicWALL, Inc	35
15,649	e*	Sonus Networks, Inc	133
3,912	e	Sotheby's	180
4,207	e*	Spherion Corp	39
1,239	e*	SPSS, Inc	55
2,484	e*	SRA International, Inc (Class A)	63
702	*	Stratasys, Inc	33
218,435	*	Sun Microsystems, Inc	1,149
5,794	*	Sybase, Inc	138
1,700	e*	SYKES Enterprises, Inc	32
55,112	e*	Symantec Corp	1,113

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

			VALUE
SHARES			(000)
1,133	e*	Synchronoss Technologies, Inc	$33
797	e*	SYNNEX Corp	16
8,758	*	Synopsys, Inc	231
784	e	Syntel, Inc	24
4,650	e*	Take-Two Interactive Software, Inc	93
1,034	e	TAL International Group, Inc	31
879	*	Taleo Corp (Class A)	20
2,576	e*	TeleTech Holdings, Inc	84
1,161	e	TheStreet.com, Inc	13
4,249	*	THQ, Inc	130
12,747	*	TIBCO Software, Inc	115
1,534	e	TNS, Inc	22
2,517	e	Total System Services, Inc	74
1,168	e*	TradeStation Group, Inc	14
2,473	e*	Transaction Systems Architects, Inc	83
300	e*	Travelzoo, Inc	8
2,823	e*	Trizetto Group, Inc	55
1,541	e*	Ultimate Software Group, Inc	45
571	*	Unica Corp	9
22,840	*	Unisys Corp	209
3,701	e	United Online, Inc	61
4,619	*	United Rentals, Inc	150
1,948	*	Universal Compression Holdings, Inc	141
6,076	*	Valueclick, Inc	179
1,577	e*	Vasco Data Security International	36
14,959	*	VeriSign, Inc	475
634	*	Vertrue, Inc	31
1,519		Viad Corp	64
1,694	*	Vignette Corp	32
1,107	e*	Visual Sciences, Inc	17
792	*	Vocus, Inc	20
858	e*	Volt Information Sciences, Inc	16
31,641		Waste Management, Inc	1,236
449	*	WebMD Health Corp (Class A)	21
2,958	e*	Websense, Inc	63
4,910	*	Wind River Systems, Inc	54
73,975	*	Yahoo!, Inc	2,007
		TOTAL BUSINESS SERVICES	72,593

CHEMICALS AND ALLIED PRODUCTS - 8.81%
94,229		Abbott Laboratories	5,046
1,431	e*	Abraxis BioScience, Inc	32
1,887	e*	Acadia Pharmaceuticals, Inc	26
1,299	e*	Acorda Therapeutics, Inc	22
2,100	e*	Adams Respiratory Therapeutics, Inc	83
876	e*	Advanced Magnetics, Inc	51
13,246		Air Products & Chemicals, Inc	1,065
1,600	e*	Albany Molecular Research, Inc	24
4,904		Albemarle Corp	189
5,024		Alberto-Culver Co	119
2,114	e*	Alexion Pharmaceuticals, Inc	95
1,212	*	Alexza Pharmaceuticals, Inc	10
5,676	*	Alkermes, Inc	83
2,616	*	Allos Therapeutics, Inc	12
2,039	e*	Alnylam Pharmaceuticals, Inc	31
2,624	e*	Alpharma, Inc (Class A)	68

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

			VALUE
SHARES			(000)
2,837	e*	American Oriental Bioengineering, Inc	$25
928	e	American Vanguard Corp	13
70,938	*	Amgen, Inc	3,922
749	*	Animal Health International, Inc	11
1,500		Arch Chemicals, Inc	53
3,078	e*	Arena Pharmaceuticals, Inc	34
2,036	e*	Arqule, Inc	14
3,660	*	Array Biopharma, Inc	43
2,120	*	Arrowhead Research Corp	11
1,439	e*	Auxilium Pharmaceuticals, Inc	23
2,400	e*	Aventine Renewable Energy Holdings, Inc	41
5,879		Avery Dennison Corp	391
26,837		Avon Products, Inc	986
1,170	e	Balchem Corp	21
6,710	*	Barr Pharmaceuticals, Inc	337
872	e*	Bentley Pharmaceuticals, Inc	11
2,648	e*	Bioenvision, Inc	15
20,938	*	Biogen Idec, Inc	1,120
5,486	e*	BioMarin Pharmaceuticals, Inc	98
657	*	BioMimetic Therapeutics, Inc	10
2,716	e*	Bionovo, Inc	10
900	e*	Bradley Pharmaceuticals, Inc	20
120,385		Bristol-Myers Squibb Co	3,799
3,844		Cabot Corp	183
1,015	e*	Cadence Pharmaceuticals, Inc	12
2,400	e*	Calgon Carbon Corp	28
1,815		Cambrex Corp	24
631	e*	Caraco Pharmaceutical Laboratories Ltd	10
7,366		Celanese Corp (Series A)	286
3,105	e*	Cell Genesys, Inc	10
3,899	e*	Cephalon, Inc	313
3,523		CF Industries Holdings, Inc	211
4,127	e*	Charles River Laboratories International, Inc	213
1,163	e*	Chattem, Inc	74
15,194		Chemtura Corp	169
4,024		Church & Dwight Co, Inc	195
9,277		Clorox Co	576
31,293		Colgate-Palmolive Co	2,029
3,622	e*	Cubist Pharmaceuticals, Inc	71
2,618	e*	Cypress Bioscience, Inc	35
2,578		Cytec Industries, Inc	164
1,702	e*	Cytokinetics, Inc	10
5,402	*	CytRx Corp	17
5,098		Dade Behring Holdings, Inc	271
4,015	e*	Dendreon Corp	28
1,317	*	Digene Corp	79
5,095	e*	Discovery Laboratories, Inc	14
58,318		Dow Chemical Co	2,579
56,496		Du Pont (E.I.) de Nemours & Co	2,872
3,494	e*	Durect Corp	13
5,082		Eastman Chemical Co	327
10,688		Ecolab, Inc	456
60,767		Eli Lilly & Co	3,396
1,704	*	Elizabeth Arden, Inc	41
4,500	e*	Encysive Pharmaceuticals, Inc	8
3,094	e*	Enzon Pharmaceuticals, Inc	24

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

			VALUE
SHARES			(000)
6,679		Estee Lauder Cos (Class A)	$304
2,913		Ferro Corp	73
2,338		FMC Corp	209
19,584	*	Forest Laboratories, Inc	894
29,002	*	Genentech, Inc	2,194
4,118	e*	GenVec, Inc	10
16,161	*	Genzyme Corp	1,041
2,274	e	Georgia Gulf Corp	41
4,250	e*	Geron Corp	30
57,870	*	Gilead Sciences, Inc	2,244
818	e*	GTx, Inc	13
3,314		H.B. Fuller Co	99
3,942	e*	Halozyme Therapeutics, Inc	36
7,111	*	Hercules, Inc	140
9,624	*	Hospira, Inc	376
8,974	e*	Human Genome Sciences, Inc	80
5,464	e	Huntsman Corp	133
861	e*	Idenix Pharmaceuticals, Inc	5
1,922	*	Idexx Laboratories, Inc	182
3,674	e*	ImClone Systems, Inc	130
4,347	*	Immucor, Inc	122
3,006	e*	Indevus Pharmaceuticals, Inc	20
1,281	e	Innophos Holdings, Inc	18
730	e	Innospec, Inc	43
236	e	Inter Parfums, Inc	6
1,694	e*	InterMune, Inc	44
5,470		International Flavors & Fragrances, Inc	285
2,667	e*	Inverness Medical Innovations, Inc	136
2,859	*	Invitrogen Corp	211
2,531	e*	Javelin Pharmaceuticals, Inc	16
922	e	Kaiser Aluminum Corp	67
1,504	e*	Keryx Biopharmaceuticals, Inc	15
14,912	*	King Pharmaceuticals, Inc	305
1,077	e	Koppers Holdings, Inc	36
358	e	Kronos Worldwide, Inc	9
2,481	e*	KV Pharmaceutical Co (Class A)	68
1,289	*	Landec Corp	17
5,552	e	Ligand Pharmaceuticals, Inc (Class B)	38
4,300		Lubrizol Corp	278
13,216		Lyondell Chemical Co	491
987	e	Mannatech, Inc	16
2,536	e*	MannKind Corp	31
2,109	e*	Martek Biosciences Corp	55
7,861	e*	Medarex, Inc	112
3,315	e*	Medicines Co	58
3,427	e	Medicis Pharmaceutical Corp (Class A)	105
1,298	e*	Medivation, Inc	26
132,581		Merck & Co, Inc	6,603
2,420	e	Meridian Bioscience, Inc	52
4,800	e*	MGI Pharma, Inc	107
20,319	*	Millennium Pharmaceuticals, Inc	215
1,175	e	Minerals Technologies, Inc	79
2,951	e*	Minrad International, Inc	17
1,402	e*	Momenta Pharmaceuticals, Inc	14
33,287		Monsanto Co	2,248
9,106	*	Mosaic Co	355

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

			VALUE
SHARES			(000)
15,633	e*	Mylan Laboratories, Inc	$284
4,000	e*	Nabi Biopharmaceuticals	18
7,692		Nalco Holding Co	211
1,189	e*	Nastech Pharmaceutical Co, Inc	13
3,373	*	NBTY, Inc	146
2,526	e*	Neurocrine Biosciences, Inc	28
1,115	e	NewMarket Corp	54
964	e	NL Industries, Inc	10
1,495	e*	Noven Pharmaceuticals, Inc	35
4,620		Olin Corp	97
1,900	*	OM Group, Inc	101
843	e*	Omrix Biopharmaceuticals, Inc	26
2,936	e*	Onyx Pharmaceuticals, Inc	79
2,901	e*	OraSure Technologies, Inc	24
3,527	e*	OSI Pharmaceuticals, Inc	128
807	*	Osiris Therapeutics, Inc	11
2,164	e*	Pacific Ethanol, Inc	29
1,792	e*	Pain Therapeutics, Inc	16
2,340	e*	Par Pharmaceutical Cos, Inc	66
1,703	*	Parexel International Corp	72
7,345	e*	PDL BioPharma, Inc	171
1,492	e*	Penwest Pharmaceuticals Co	19
4,725		Perrigo Co	92
1,182	e*	PetMed Express, Inc	15
429,329		Pfizer, Inc	10,978
1,639	e*	Pharmion Corp	47
752	e*	Pioneer Cos, Inc	26
6,365	*	PolyOne Corp	46
1,354	e*	Poniard Pharmaceuticals, Inc	9
1,425	*	Pozen, Inc	26
10,040		PPG Industries, Inc	764
19,493		Praxair, Inc	1,403
1,891	e*	Prestige Brands Holdings, Inc	25
192,625		Procter & Gamble Co	11,787
1,419	e*	Progenics Pharmaceuticals, Inc	31
1,992	*	Protalix BioTherapeutics, Inc	54
1,976	*	Quidel Corp	35
13,803	e*	Revlon, Inc (Class A)	19
1,957	*	Rockwood Holdings, Inc	72
9,324		Rohm & Haas Co	510
7,403	e	RPM International, Inc	171
2,502	e*	Salix Pharmaceuticals Ltd	31
2,916	e*	Santarus, Inc	15
91,098		Schering-Plough Corp	2,773
1,824	*	Sciele Pharma, Inc	43
2,676	e	Scotts Miracle-Gro Co (Class A)	115
3,076		Sensient Technologies Corp	78
6,507	*	Sepracor, Inc	267
6,799		Sherwin-Williams Co	452
8,021		Sigma-Aldrich Corp	342
500	e	Stepan Co	15
3,078	e*	SuperGen, Inc	17
900	e*	SurModics, Inc	45
1,732	e*	Tanox, Inc	34
2,100	e*	Tercica, Inc	11
2,786	e	Tronox, Inc (Class B)	39

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

			VALUE
SHARES			(000)
555	e*	Trubion Pharmaceuticals, Inc	$12
3,302	e	UAP Holding Corp	100
1,278	e*	United Therapeutics Corp	81
594	e*	USANA Health Sciences, Inc	27
5,342	e*	USEC, Inc	117
5,951	e	Valeant Pharmaceuticals International	99
6,561	e	Valspar Corp	186
1,618	e*	Vanda Pharmaceuticals, Inc	33
5,212	*	VCA Antech, Inc	196
1,992	*	Verasun Energy Corp	29
8,024	e*	Vertex Pharmaceuticals, Inc	229
4,346	e*	Viropharma, Inc	60
425	e*	Visicu, Inc	4
5,559	*	Warner Chilcott Ltd (Class A)	101
6,278	*	Watson Pharmaceuticals, Inc	204
893	e	Westlake Chemical Corp	25
4,714	e*	WR Grace & Co	115
82,280		Wyeth	4,718
1,312	e*	Xenoport, Inc	58
8,116	*	XOMA Ltd	25
2,399	e*	Zymogenetics, Inc	35
		TOTAL CHEMICALS AND ALLIED PRODUCTS	91,733

COAL MINING - 0.18%
4,033	e*	Alpha Natural Resources, Inc	84
8,714	e	Arch Coal, Inc	303
11,129		Consol Energy, Inc	513
7,316	e*	International Coal Group, Inc	44
5,174	e	Massey Energy Co	138
16,209		Peabody Energy Corp	784
		TOTAL COAL MINING	1,866

COMMUNICATIONS - 4.84%
2,743	e	Alaska Communications Systems Group, Inc	43
21,036		Alltel Corp	1,421
25,561	*	American Tower Corp (Class A)	1,074
1,895	e*	Anixter International, Inc	143
507	e*	Aruba Networks, Inc	10
377,176		AT&T, Inc	15,653
356	e	Atlantic Tele-Network, Inc	10
1,206	e*	Audiovox Corp (Class A)	16
1,755	*	Authorize.Net Holdings, Inc	31
27,514	*	Avaya, Inc	463
2,522	e*	Brightpoint, Inc	35
13,439	*	Cablevision Systems Corp (Class A)	486
1,055	*	Cbeyond Communications, Inc	41
1,478	e*	Centennial Communications Corp	14
2,093	*	Central European Media Enterprises Ltd (Class A)	204
6,705		CenturyTel, Inc	329
25,044	e*	Charter Communications, Inc (Class A)	101
16,520	*	Cincinnati Bell, Inc	95
12,479	e	Citadel Broadcasting Corp	80
20,942		Citizens Communications Co	320
30,374	e	Clear Channel Communications, Inc	1,149
1,410	*	Clearwire Corp (Class A)	34
180,666	*	Comcast Corp (Class A)	5,080

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

			VALUE
SHARES			(000)
1,530	e	Consolidated Communications Holdings, Inc	$35
2,186	e*	Cox Radio, Inc (Class A)	31
14,035	e*	Crown Castle International Corp	509
1,802	e*	Crown Media Holdings, Inc (Class A)	13
1,200		CT Communications, Inc	37
3,172	e*	CTC Media, Inc	86
2,624	e*	Cumulus Media, Inc (Class A)	25
813	*	DG FastChannel,Inc	17
46,125	*	DIRECTV Group, Inc	1,066
9,292	e*	Dobson Communications Corp (Class A)	103
12,727	*	EchoStar Communications Corp (Class A)	552
9,238		Embarq Corp	585
2,106	e	Emmis Communications Corp (Class A)	19
2,180	e	Entercom Communications Corp (Class A)	54
5,154	e*	Entravision Communications Corp (Class A)	54
575	*	Eschelon Telecom, Inc	17
1,820	e	Fairpoint Communications, Inc	32
8,501	e*	FiberTower Corp	37
354	e*	Fisher Communications, Inc	18
8,914	*	Foundry Networks, Inc	148
3,022	e*	General Communication, Inc (Class A)	39
1,077	e*	GeoEye, Inc	23
1,493	e*	Global Crossing Ltd	28
4,870		Global Payments, Inc	193
1,202	*	Globalstar, Inc	12
964		Golden Telecom, Inc	53
3,118		Gray Television, Inc	29
1,540	e*	Harris Stratex Networks, Inc (Class A)	28
1,520	e	Hearst-Argyle Television, Inc	37
396	e*	Hughes Communications, Inc	21
10,819	e*	IAC/InterActiveCorp	374
2,017	*	Ibasis, Inc	20
6,383	e*	ICO Global Communications Holdings Ltd	22
3,749	e	IDT Corp (Class B)	39
1,065	e*	InPhonic, Inc	5
1,874	e	Iowa Telecommunications Services, Inc	43
1,069		iPCS, Inc	36
3,186	e*	j2 Global Communications, Inc	111
1,587	e*	Knology, Inc	28
3,101	*	Leap Wireless International, Inc	262
93,633	e*	Level 3 Communications, Inc	548
23,497	e*	Liberty Global, Inc (Class A)	964
7,891	*	Liberty Media Corp - Capital (Series A)	929
39,850	*	Liberty Media Holding Corp (Interactive A)	890
1,798	e*	Lin TV Corp (Class A)	34
1,367	e*	Lodgenet Entertainment Corp	44
2,626	e*	Mastec, Inc	42
4,583	*	Mediacom Communications Corp (Class A)	44
3,528	*	MetroPCS Communications, Inc	117
4,651	e*	NeuStar, Inc (Class A)	135
661	*	Nexstar Broadcasting Group, Inc (Class A)	9
1,681	e*	Nextwave Wireless, Inc	14
9,996	*	NII Holdings, Inc	807
1,200	e	North Pittsburgh Systems, Inc	26
1,922	e*	Novatel Wireless, Inc	50
1,715		NTELOS Holdings Corp	47

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

			VALUE
SHARES			(000)
1,632	e*	Orbcomm, Inc	$27
4,253	*	PAETEC Holding Corp	48
98,464	e*	Qwest Communications International, Inc	955
5,650	*	Radio One, Inc (Class D)	40
1,881		RCN Corp	35
741	e*	Rural Cellular Corp (Class A)	32
695	e	Salem Communications Corp (Class A)	8
1,756	*	SAVVIS, Inc	87
6,304	*	SBA Communications Corp (Class A)	212
468	e	Shenandoah Telecom Co	24
3,111	e	Sinclair Broadcast Group, Inc (Class A)	44
2,599	e*	Spanish Broadcasting System, Inc (Class A)	11
172,069		Sprint Nextel Corp	3,564
956	e	SureWest Communications	26
766	*	Switch & Data Facilities Co, Inc	15
1,160	*	Syniverse Holdings, Inc	15
6,282		Telephone & Data Systems, Inc	393
1,962	e*	Terremark Worldwide, Inc	13
7,885	*	Time Warner Cable, Inc (Class A)	309
4,990	e*	TiVo, Inc	29
1,032	*	US Cellular Corp	93
1,642	e	USA Mobility, Inc	44
177,613		Verizon Communications, Inc	7,312
1,993	e*	Vonage Holdings Corp	6
27,536	e	Windstream Corp	406
18,370	e*	XM Satellite Radio Holdings, Inc (Class A)	216
		TOTAL COMMUNICATIONS	50,337

DEPOSITORY INSTITUTIONS - 8.69%
1,117		1st Source Corp	28
732		Abington Bancorp, Inc	7
922	e	Alabama National Bancorp	57
1,700	e	Amcore Financial, Inc	49
678	e	AmericanWest Bancorp	12
853	e	Ameris Bancorp	19
1,536	e	Anchor Bancorp Wisconsin, Inc	40
7,795		Associated Banc-Corp	255
5,317		Astoria Financial Corp	133
520		Bancfirst Corp	22
1,517		Banco Latinoamericano de Exportaciones S.A.	29
586	*	Bancorp, Inc	13
5,040		Bancorpsouth, Inc	123
4,488		Bank Mutual Corp	52
271,468		Bank of America Corp	13,272
3,393		Bank of Hawaii Corp	175
46,406	*	Bank of New York Co, Inc	1,923
638	e	Bank of the Ozarks, Inc	18
2,977	e	BankAtlantic Bancorp, Inc (Class A)	26
1,599	e	BankFinancial Corp	25
2,017	e	BankUnited Financial Corp (Class A)	41
777	e	Banner Corp	27
33,699		BB&T Corp	1,371
550	e	Berkshire Hills Bancorp, Inc	17
1,341		BOK Financial Corp	72
2,260	e	Boston Private Financial Holdings, Inc	61
3,927	e	Brookline Bancorp, Inc	45

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

			VALUE
SHARES			(000)
831	e	Capital City Bank Group, Inc	$26
599	e	Capital Corp of the West	14
828	e	Capitol Bancorp Ltd	23
1,324	e	Capitol Federal Financial	49
1,800	e	Cascade Bancorp	42
363	e	Cass Information Systems, Inc	13
3,316	e	Cathay General Bancorp	111
3,800	e*	Centennial Bank Holdings, Inc	32
622	e	Center Financial Corp	11
1,887	e	Central Pacific Financial Corp	62
1,722	e	Chemical Financial Corp	45
3,197	e	Chittenden Corp	112
302,596		Citigroup, Inc	15,520
4,633	e	Citizens Banking Corp	85
825	e	City Bank	26
1,123	e	City Holding Co	43
2,497		City National Corp	190
875	e	Clifton Savings Bancorp, Inc	10
675	e	CoBiz, Inc	12
9,930		Colonial Bancgroup, Inc	248
1,059		Columbia Banking System, Inc	31
9,548		Comerica, Inc	568
11,699		Commerce Bancorp, Inc	433
4,204	e	Commerce Bancshares, Inc	190
345	e*	Community Bancorp	10
2,024	e	Community Bank System, Inc	41
1,549	e	Community Banks, Inc	50
1,003	e	Community Trust Bancorp, Inc	32
8,046	e	Compass Bancshares, Inc	555
2,340	e	Corus Bankshares, Inc	40
3,671		Cullen/Frost Bankers, Inc	196
4,428	e	CVB Financial Corp	49
1,609		Dime Community Bancshares	21
983	e*	Dollar Financial Corp	28
1,361	e	Downey Financial Corp	90
3,926	e	East West Bancorp, Inc	153
512	e	Enterprise Financial Services Corp	13
2,804	e*	Euronet Worldwide, Inc	82
30,650	e	Fifth Third Bancorp	1,219
720	e	First Bancorp	14
4,676		First Bancorp	51
900	e	First Busey Corp	18
2,100	e	First Charter Corp	41
367		First Citizens Bancshares, Inc (Class A)	71
4,700	e	First Commonwealth Financial Corp	51
1,486	e	First Community Bancorp, Inc	85
680	e	First Community Bancshares, Inc	21
2,359	e	First Financial Bancorp	35
1,332	e	First Financial Bankshares, Inc	52
903	e	First Financial Corp	27
600	e	First Financial Holdings, Inc	20
7,689	e	First Horizon National Corp	300
915		First Indiana Corp	20
1,238		First Merchants Corp	30
3,362	e	First Midwest Bancorp, Inc	119
7,184	e	First Niagara Financial Group, Inc	94

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

			VALUE
SHARES			(000)
987		First Place Financial Corp	$21
486	*	First Regional Bancorp	12
1,356		First Republic Bank	73
504	e	First South Bancorp, Inc	14
998	e	First State Bancorporation	21
1,077	e*	FirstFed Financial Corp	61
5,102	e	FirstMerit Corp	107
1,967	e	Flagstar Bancorp, Inc	24
1,105		Flushing Financial Corp	18
3,778	e	FNB Corp	63
1,364	e*	Franklin Bank Corp	20
4,200	e	Fremont General Corp	45
2,394	e	Frontier Financial Corp	54
11,161	e	Fulton Financial Corp	161
3,468	e	Glacier Bancorp, Inc	71
699	e	Great Southern Bancorp, Inc	19
3,069		Greater Bay Bancorp	85
437	e	Greene County Bancshares, Inc	14
1,711	e	Hancock Holding Co	64
2,620	e	Hanmi Financial Corp	45
1,911	e	Harleysville National Corp	31
928	e	Heartland Financial USA, Inc	23
803	e	Heritage Commerce Corp	19
709	e	Home Bancshares, Inc	16
883	e	Horizon Financial Corp	19
33,320	e	Hudson City Bancorp, Inc	407
14,439		Huntington Bancshares, Inc	328
632	e	IBERIABANK Corp	31
938	e	Independent Bank Corp	28
1,683	e	Independent Bank Corp	29
4,091	e	IndyMac Bancorp, Inc	119
1,040	e	Integra Bank Corp	22
3,295	e	International Bancshares Corp	84
3,434	*	Investors Bancorp, Inc	46
4,126		Investors Financial Services Corp	254
1,234	e	Irwin Financial Corp	19
323		ITLA Capital Corp	17
208,983		JPMorgan Chase & Co	10,125
1,441	e	Kearny Financial Corp	19
23,996		Keycorp	824
2,198	e	KNBT Bancorp, Inc	32
977	e	Lakeland Bancorp, Inc	13
734	e	Lakeland Financial Corp	16
4,202		M&T Bank Corp	449
1,004	e	Macatawa Bank Corp	16
2,162	e	MAF Bancorp, Inc	117
731	e	MainSource Financial Group, Inc	12
15,734		Marshall & Ilsley Corp	749
2,236	e	MB Financial, Inc	78
25,480	e	Mellon Financial Corp	1,121
1,081	e	Midwest Banc Holdings, Inc	16
1,144	e	Nara Bancorp, Inc	18
206	e	NASB Financial, Inc	7
31,309	e	National City Corp	1,043
3,106	e	National Penn Bancshares, Inc	52
2,152	e	NBT Bancorp, Inc	49

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

			VALUE
SHARES			(000)
3,099	e*	Net 1 UEPS Technologies, Inc	$75
19,143	e	New York Community Bancorp, Inc	326
6,972	e	NewAlliance Bancshares, Inc	103
13,419		Northern Trust Corp	862
1,341	e	Northwest Bancorp, Inc	35
3,801	e	Old National Bancorp	63
799	e	Old Second Bancorp, Inc	23
853	e	Omega Financial Corp	23
1,295	e	Oriental Financial Group, Inc	14
713	e*	Oritani Financial Corp	10
2,744	e	Pacific Capital Bancorp	74
688	e	Park National Corp	58
3,379	e	Partners Trust Financial Group, Inc	36
595	e	Peoples Bancorp, Inc	16
13,264	e	People's United Financial, Inc	235
1,580	e	PFF Bancorp, Inc	44
986	e*	Pinnacle Financial Partners, Inc	29
21,107		PNC Financial Services Group, Inc	1,511
17,242		Popular, Inc	277
424	e	Preferred Bank	17
100	e	Premierwest Bancorp	1
1,141	e	PrivateBancorp, Inc	33
2,230	e	Prosperity Bancshares, Inc	73
2,140	e	Provident Bankshares Corp	70
4,058	e	Provident Financial Services, Inc	64
2,753	e	Provident New York Bancorp	37
43,112		Regions Financial Corp	1,427
769	e	Renasant Corp	18
613	e	Republic Bancorp, Inc (Class A)	10
598	e	Rockville Financial, Inc	9
629	e	Roma Financial Corp	10
317	e	Royal Bancshares of Pennsylvania (Class A)	6
1,811	e	S&T Bancorp, Inc	60
846	e	S.Y. Bancorp, Inc	20
1,000	e	Sandy Spring Bancorp, Inc	31
357		Santander BanCorp	5
605		SCBT Financial Corp	22
740	e	Seacoast Banking Corp of Florida	16
938	e	Security Bank Corp	19
370	e	Sierra Bancorp	10
1,893	*	Signature Bank	65
1,066	e	Simmons First National Corp (Class A)	29
7,209		Sky Financial Group, Inc	201
4,761		South Financial Group, Inc	108
721	e	Southside Bancshares, Inc	16
740		Southwest Bancorp, Inc	18
24,406		Sovereign Bancorp, Inc	516
20,576		State Street Corp	1,407
1,199	e	Sterling Bancorp	19
3,900		Sterling Bancshares, Inc	44
1,778	e*	Sterling Financial Corp	19
3,134	e	Sterling Financial Corp	91
701	e	Suffolk Bancorp	22
585	e*	Sun Bancorp, Inc	10
21,817		SunTrust Banks, Inc	1,871
2,075	e*	Superior Bancorp	21

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

			VALUE
SHARES			(000)
3,131	e	Susquehanna Bancshares, Inc	$70
2,091	e*	SVB Financial Group	111
17,015		Synovus Financial Corp	522
300		Taylor Capital Group, Inc	8
8,192	e	TCF Financial Corp	228
1,482	e*	Texas Capital Bancshares, Inc	33
1,372	e	TierOne Corp	41
709	e	Tompkins Trustco, Inc	27
726		Trico Bancshares	16
5,202	e	Trustco Bank Corp NY	51
2,902	e	Trustmark Corp	75
6,278	e	UCBH Holdings, Inc	115
2,088		UMB Financial Corp	77
3,609	e	Umpqua Holdings Corp	85
814	e	Union Bankshares Corp	19
2,923		UnionBanCal Corp	175
2,534	e	United Bankshares, Inc	81
2,128	e	United Community Banks, Inc	55
1,981	e	United Community Financial Corp	20
460	e	United Security Bancshares	9
792	e	Univest Corp of Pennsylvania	18
106,357		US Bancorp	3,504
1,110	e	USB Holding Co, Inc	21
7,462	e	Valley National Bancorp	168
690		ViewPoint Financial Group	12
100	e	Vineyard National Bancorp	2
828	e*	Virginia Commerce Bancorp	14
7,937	e	W Holding Co, Inc	21
117,039		Wachovia Corp	5,998
5,275		Washington Federal, Inc	128
53,979		Washington Mutual, Inc	2,302
881	e	Washington Trust Bancorp, Inc	22
681	e*	Wauwatosa Holdings, Inc	11
3,232		Webster Financial Corp	138
205,388		Wells Fargo & Co	7,224
1,534	e	WesBanco, Inc	45
977	e	West Coast Bancorp	30
2,016	e	Westamerica Bancorporation	89
850	e*	Western Alliance Bancorp	25
47,279		Western Union Co	985
1,174	e	Westfield Financial, Inc	12
4,160		Whitney Holding Corp	125
4,204		Wilmington Trust Corp	175
980	e	Wilshire Bancorp, Inc	12
1,580	e	Wintrust Financial Corp	69
320		WSFS Financial Corp	21
558	e	Yardville National Bancorp	19
6,629		Zions Bancorporation	510
		TOTAL DEPOSITORY INSTITUTIONS	90,423

EATING AND DRINKING PLACES - 0.85%
1,322	e*	AFC Enterprises	23
4,565	e	Applebees International, Inc	110
745	*	Benihana, Inc (Class A)	15
758	e*	BJ's Restaurants, Inc	15
2,400	e	Bob Evans Farms, Inc	88

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

			VALUE
SHARES			(000)
6,950		Brinker International, Inc	$203
790	e*	Buffalo Wild Wings, Inc	33
3,081	e	Burger King Holdings, Inc	81
1,971	e*	California Pizza Kitchen, Inc	42
621	e*	Carrols Restaurant Group, Inc	9
1,623	e	CBRL Group, Inc	69
1,748	e*	CEC Entertainment, Inc	62
4,394	e*	Cheesecake Factory	108
1,858	e*	Chipotle Mexican Grill, Inc (Class B)	146
3,658	e	CKE Restaurants, Inc	73
8,645		Darden Restaurants, Inc	380
6,036	e*	Denny's Corp	27
2,437	e	Domino's Pizza, Inc	44
1,061	e	IHOP Corp	58
1,911	*	Jack in the Box, Inc	136
3,561	e*	Krispy Kreme Doughnuts, Inc	33
1,203	e	Landry's Restaurants, Inc	36
883	*	McCormick & Schmick's Seafood Restaurants, Inc	23
73,043		McDonald's Corp	3,708
654	e*	Morton's Restaurant Group, Inc	12
1,720	e	O'Charleys, Inc	35
1,450	e*	Papa John's International, Inc	42
1,702	e*	PF Chang's China Bistro, Inc	60
1,870	e*	Rare Hospitality International, Inc	50
957	e*	Red Robin Gourmet Burgers, Inc	39
3,600	e	Ruby Tuesday, Inc	95
800	e*	Ruth's Chris Steak House, Inc	14
4,411	e*	Sonic Corp	98
45,334	*	Starbucks Corp	1,190
1,689	e*	Steak N Shake Co	28
3,384	e*	Texas Roadhouse, Inc (Class A)	43
11,594	e	Tim Hortons, Inc	356
3,982	e	Triarc Cos (Class B)	62
5,339	e	Wendy's International, Inc	196
32,048	e	Yum! Brands, Inc	1,049
		TOTAL EATING AND DRINKING PLACES	8,891

EDUCATIONAL SERVICES - 0.15%
8,774	*	Apollo Group, Inc (Class A)	513
5,862	*	Career Education Corp	198
5,717	e*	Corinthian Colleges, Inc	93
3,674		DeVry, Inc	125
2,487	*	ITT Educational Services, Inc	292
2,632	*	Laureate Education, Inc	162
968	e	Strayer Education, Inc	127
1,448	e*	Universal Technical Institute, Inc	37
		TOTAL EDUCATIONAL SERVICES	1,547

ELECTRIC, GAS, AND SANITARY SERVICES - 3.97%
40,839	*	AES Corp	894
4,796		AGL Resources, Inc	194
10,136	*	Allegheny Energy, Inc	524
1,693		Allete, Inc	80
6,962		Alliant Energy Corp	270
15,781	*	Allied Waste Industries, Inc	212
12,827		Ameren Corp	629

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

			VALUE
SHARES			(000)
822	e	American Ecology Corp	$18
24,400		American Electric Power Co, Inc	1,099
1,100	e	American States Water Co	39
8,108		Aqua America, Inc	182
24,847	*	Aquila, Inc	102
5,341		Atmos Energy Corp	161
3,100		Avista Corp	67
2,253	e	Black Hills Corp	90
1,013	e	California Water Service Group	38
770		Cascade Natural Gas Corp	20
1,195	e*	Casella Waste Systems, Inc (Class A)	13
19,246	e	Centerpoint Energy, Inc	335
616	e	Central Vermont Public Service Corp	23
1,063	e	CH Energy Group, Inc	48
1,104	e*	Clean Harbors, Inc	55
3,305	e	Cleco Corp	81
13,685	e	CMS Energy Corp	235
16,257	e	Consolidated Edison, Inc	733
892	e	Consolidated Water Co, Inc	26
11,030		Constellation Energy Group, Inc	961
7,381	e*	Covanta Holding Corp	182
2,304	e	Crosstex Energy, Inc	66
21,427		Dominion Resources, Inc	1,849
6,926	e	DPL, Inc	196
10,770		DTE Energy Co	519
77,073		Duke Energy Corp	1,410
20,616	*	Dynegy, Inc (Class A)	195
19,930		Edison International	1,118
42,504		El Paso Corp	732
2,788	e*	El Paso Electric Co	68
1,913		Empire District Electric Co	43
4,384		Energen Corp	241
9,504	e	Energy East Corp	248
453	e	EnergySouth, Inc	23
231	e*	EnerNOC, Inc	9
12,066		Entergy Corp	1,295
41,142		Exelon Corp	2,987
18,640		FirstEnergy Corp	1,207
24,861		FPL Group, Inc	1,411
5,249	e	Great Plains Energy, Inc	153
5,200	e	Hawaiian Electric Industries, Inc	123
2,843	e	Idacorp, Inc	91
4,710	e	Integrys Energy Group, Inc	239
2,092	e	ITC Holdings Corp	85
10,745		KeySpan Corp	451
1,400	e	Laclede Group, Inc	45
419	e	Markwest Hydrocarbon, Inc	24
11,115		MDU Resources Group, Inc	312
1,512		Metal Management, Inc	67
1,200	e	MGE Energy, Inc	39
15,651	*	Mirant Corp	667
5,101	e	National Fuel Gas Co	221
1,850	e	New Jersey Resources Corp	94
2,750	e	Nicor, Inc	118
16,776		NiSource, Inc	347
9,442		Northeast Utilities	268

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

			VALUE
SHARES			(000)
1,750	e	Northwest Natural Gas Co	$81
2,408	e	NorthWestern Corp	77
14,823	e*	NRG Energy, Inc	616
6,541	e	NSTAR	212
5,851		OGE Energy Corp	214
6,802		Oneok, Inc	343
833	e	Ormat Technologies, Inc	31
1,956	e	Otter Tail Corp	63
11,772		Pepco Holdings, Inc	332
21,494		PG&E Corp	974
936	e*	Pico Holdings, Inc	40
4,567		Piedmont Natural Gas Co, Inc	113
1,025	e*	Pike Electric Corp	23
6,239	e	Pinnacle West Capital Corp	249
4,199		PNM Resources, Inc	117
1,726		Portland General Electric Co	47
23,607		PPL Corp	1,105
15,770	e	Progress Energy, Inc	719
5,000	m,v'*	Progress Energy, Inc	-	^
15,518		Public Service Enterprise Group, Inc	1,362
7,154		Puget Energy, Inc	173
10,539		Questar Corp	557
20,883	e*	Reliant Energy, Inc	563
10,176		Republic Services, Inc	312
1,126	e	Resource America, Inc (Class A)	23
7,275		SCANA Corp	279
2,166	e*	SEMCO Energy, Inc	17
16,145		Sempra Energy	956
13,561	*	Sierra Pacific Resources	238
1,020	e	SJW Corp	34
1,884	e	South Jersey Industries, Inc	67
46,004		Southern Co	1,577
6,440		Southern Union Co	210
2,572		Southwest Gas Corp	87
1,025	e	Southwest Water Co	13
5,708	*	Stericycle, Inc	254
12,829		TECO Energy, Inc	220
28,082		TXU Corp	1,890
6,491		UGI Corp	177
1,633	e	UIL Holdings Corp	54
2,373		Unisource Energy Corp	78
4,904	e	Vectren Corp	132
3,949	*	Waste Connections, Inc	119
499		Waste Industries USA, Inc	17
1,458	e*	Waste Services, Inc	18
5,625	e	Westar Energy, Inc	137
3,019	e	WGL Holdings, Inc	99
36,647		Williams Cos, Inc	1,159
7,164		Wisconsin Energy Corp	317
25,349	e	Xcel Energy, Inc	519
		TOTAL ELECTRIC, GAS, AND SANITARY SERVICES	41,286

ELECTRONIC AND OTHER ELECTRIC EQUIPMENT - 6.20%
1,500	e*	Acme Packet, Inc	17
1,556	*	Actel Corp	22
2,651		Acuity Brands, Inc	160

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

			VALUE
SHARES			(000)
7,209	*	Adaptec, Inc	$28
7,316	e*	ADC Telecommunications, Inc	134
3,699		Adtran, Inc	96
2,343	e*	Advanced Analogic Technologies, Inc	23
2,251	*	Advanced Energy Industries, Inc	51
34,301	e*	Advanced Micro Devices, Inc	491
4,300	e*	Aeroflex, Inc	61
21,706	e	Altera Corp	480
2,495	e*	American Superconductor Corp	48
6,834		Ametek, Inc	271
4,100	*	AMIS Holdings, Inc	51
6,298	e*	Amkor Technology, Inc	99
10,954		Amphenol Corp (Class A)	391
3,097	e*	Anadigics, Inc	43
20,013		Analog Devices, Inc	753
9,512	*	Andrew Corp	137
52,912	*	Apple Computer, Inc	6,457
19,510	e*	Applied Micro Circuits Corp	49
6,887	e*	Arris Group, Inc	121
3,325	e*	Atheros Communications, Inc	103
28,949	*	Atmel Corp	161
2,293	e*	ATMI, Inc	69
12,022	e*	Avanex Corp	22
8,620	*	Avnet, Inc	342
3,547	e	AVX Corp	59
723	e*	AZZ, Inc	24
2,797	e	Baldor Electric Co	138
674	e	Bel Fuse, Inc (Class B)	23
4,279	e*	Benchmark Electronics, Inc	97
782	e*	BigBand Networks, Inc	10
28,853	*	Broadcom Corp (Class A)	844
2,989	e*	C-COR, Inc	42
1,663	e*	Ceradyne, Inc	123
2,612	*	Checkpoint Systems, Inc	66
5,374	e*	Ciena Corp	194
371,381	*	Cisco Systems, Inc	10,343
908	e*	Color Kinetics, Inc	30
1,458	e*	Comtech Telecommunications Corp	68
32,205	e*	Conexant Systems, Inc	45
9,968		Cooper Industries Ltd (Class A)	569
457	e*	CPI International, Inc	9
5,056	e*	Cree, Inc	131
2,100	e	CTS Corp	27
1,000	e	Cubic Corp	30
9,243	e*	Cypress Semiconductor Corp	215
1,281	e*	Diodes, Inc	54
2,576	e*	Ditech Networks, Inc	21
2,248	*	Dolby Laboratories, Inc (Class A)	80
1,958	*	DSP Group, Inc	40
1,168	e*	DTS, Inc	25
8,961		Eaton Corp	833
2,000	e*	Electro Scientific Industries, Inc	42
956	e*	EMS Technologies, Inc	21
3,562	*	Energizer Holdings, Inc	355
2,523	e*	Energy Conversion Devices, Inc	78
1,937	*	EnerSys	36

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

			VALUE
SHARES			(000)
5,831	e*	Evergreen Solar, Inc	$54
2,444	*	Exar Corp	33
7,886	*	Fairchild Semiconductor International, Inc	152
14,527	e*	Finisar Corp	55
2,044	e*	First Solar, Inc	183
1,238	e	Franklin Electric Co, Inc	58
2,934	e*	FuelCell Energy, Inc	23
7,072	e	Garmin Ltd	523
15,290	*	Gemstar-TV Guide International, Inc	75
1,744	e*	Genlyte Group, Inc	137
6,150	*	GrafTech International Ltd	104
1,507	e*	Greatbatch, Inc	49
3,985		Harman International Industries, Inc	466
5,636	e*	Harmonic, Inc	50
8,349	e	Harris Corp	455
1,865	*	Helen of Troy Ltd	50
6,021	e*	Hexcel Corp	127
829	e*	Hittite Microwave Corp	35
47,699		Honeywell International, Inc	2,685
1,800	e*	Hutchinson Technology, Inc	34
2,223		Imation Corp	82
12,101	*	Integrated Device Technology, Inc	185
355,437		Intel Corp	8,445
2,862	e*	Interdigital Communications Corp	92
4,573	e*	International Rectifier Corp	170
8,268		Intersil Corp (Class A)	260
1,421	e	Inter-Tel, Inc	34
2,296	e*	InterVoice, Inc	19
600	e*	IPG Photonics Corp	12
724	e*	iRobot Corp	14
1,636	e*	IXYS Corp	14
3,119	e*	Jarden Corp	134
13,081	e*	JDS Uniphase Corp	176
6,007	e*	Kemet Corp	42
7,656		L-3 Communications Holdings, Inc	746
894	e*	Lamson & Sessions Co	24
7,863	*	Lattice Semiconductor Corp	45
2,740		Lincoln Electric Holdings, Inc	203
15,518		Linear Technology Corp	561
1,534	e*	Littelfuse, Inc	52
732	*	Loral Space & Communications, Inc	36
1,293		LSI Industries, Inc	23
47,037	e*	LSI Logic Corp	353
28,543	*	Marvell Technology Group Ltd	520
3,108	*	Mattson Technology, Inc	30
19,630		Maxim Integrated Products, Inc	656
1,334	e*	Medis Technologies Ltd	20
13,650	e*	MEMC Electronic Materials, Inc	834
1,540	e*	Mercury Computer Systems, Inc	19
2,500		Methode Electronics, Inc	39
4,755		Micrel, Inc	61
13,347		Microchip Technology, Inc	494
46,315	e*	Micron Technology, Inc	580
4,543	e*	Microsemi Corp	109
4,100	e*	Microtune, Inc	21
2,847	e*	MIPS Technologies, Inc	25

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

			VALUE
SHARES			(000)
8,407	e	Molex, Inc	$252
1,168	e*	Monolithic Power Systems, Inc	20
2,161	*	Moog, Inc (Class A)	95
141,618		Motorola, Inc	2,507
7,339	e*	MRV Communications, Inc	24
555	*	Multi-Fineline Electronix, Inc	10
300		National Presto Industries, Inc	19
19,187	e	National Semiconductor Corp	542
4,200	m,v*	NCP Litigation Trust	-	^
1,013	e*	Netlogic Microsystems, Inc	32
22,712	e*	Network Appliance, Inc	663
7,718	e*	Novellus Systems, Inc	219
22,070	*	Nvidia Corp	912
3,460	e*	Omnivision Technologies, Inc	63
13,834	e*	ON Semiconductor Corp	148
6,944	*	On2 Technologies, Inc	21
6,068	e	Openwave Systems, Inc	38
1,210	*	Oplink Communications, Inc	18
1,144	*	OpNext, Inc	15
869	e*	OSI Systems, Inc	24
1,250		Park Electrochemical Corp	35
1,447	*	Pericom Semiconductor Corp	16
2,260	e*	Photronics, Inc	34
2,609	e	Plantronics, Inc	68
3,100	e*	Plexus Corp	71
1,628	e*	PLX Technology, Inc	18
13,218	e*	PMC - Sierra, Inc	102
5,444	*	Polycom, Inc	183
458	e*	Powell Industries, Inc	15
4,438	e*	Power-One, Inc	18
7,309	e*	Powerwave Technologies, Inc	49
9,396	*	QLogic Corp	157
101,967		Qualcomm, Inc	4,424
8,217	e	RadioShack Corp	272
5,680	e*	Rambus, Inc	102
1,083	e	Raven Industries, Inc	39
1,983	e	Regal-Beloit Corp	92
10,615	e*	RF Micro Devices, Inc	66
1,100	e*	Rogers Corp	41
32,531	*	Sanmina-SCI Corp	102
1,867	*	Seachange International, Inc	15
4,166	e*	Semtech Corp	72
5,145	*	Silicon Image, Inc	44
3,220	*	Silicon Laboratories, Inc	112
5,900	*	Silicon Storage Technology, Inc	22
2,387	e*	Sirenza Microdevices, Inc	28
90,524	e*	Sirius Satellite Radio, Inc	273
10,341	e*	Skyworks Solutions, Inc	76
3,071	e*	Smart Modular Technologies WWH, Inc	42
5,639	*	Spansion, Inc (Class A)	63
2,490	e*	Spectrum Brands, Inc	17
1,279	e*	Standard Microsystems Corp	44
898	*	Stoneridge, Inc	11
1,368	e*	Sunpower Corp (Class A)	86
745	e*	Supertex, Inc	23
12,134	e*	Sycamore Networks, Inc	49

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

			VALUE
SHARES			(000)
2,907	e*	Symmetricom, Inc	$24
1,530	e*	Synaptics, Inc	55
3,593	e*	Syntax-Brillian Corp	18
2,804	e	Technitrol, Inc	80
913	*	Techwell, Inc	12
3,400	e*	Tekelec	49
2,403		Teleflex, Inc	197
26,740	*	Tellabs, Inc	288
2,944	e*	Tessera Technologies, Inc	119
87,696		Texas Instruments, Inc	3,300
3,556	*	Thomas & Betts Corp	206
3,408	e*	Trident Microsystems, Inc	63
9,492	*	Triquint Semiconductor, Inc	48
2,833	*	TTM Technologies, Inc	37
1,167	e*	Ultra Clean Holdings	16
1,466	e*	Universal Display Corp	23
1,000	*	Universal Electronics, Inc	36
7,742	e*	Utstarcom, Inc	43
5,243	*	Varian Semiconductor Equipment Associates, Inc	210
1,399	*	Viasat, Inc	45
1,471	e	Vicor Corp	20
10,877	*	Vishay Intertechnology, Inc	172
1,011	e*	Volterra Semiconductor Corp	14
4,543		Whirlpool Corp	505
18,234		Xilinx, Inc	488
1,286	*	Zoltek Cos, Inc	53
3,150	*	Zoran Corp	63
		TOTAL ELECTRONIC AND OTHER ELECTRIC EQUIPMENT	64,517

ENGINEERING AND MANAGEMENT SERVICES - 0.85%
1,230	e*	Advisory Board Co	68
2,118	e*	Aecom Technology Corp	53
8,040	e*	Amylin Pharmaceuticals, Inc	331
4,841	*	Applera Corp (Celera Genomics Group)	60
4,682	e*	Ariad Pharmaceuticals, Inc	26
900	e	CDI Corp	29
23,578	e*	Celgene Corp	1,352
758	e*	Cornell Cos, Inc	19
2,517	e	Corporate Executive Board Co	163
706	e*	CRA International, Inc	34
3,622	e*	CV Therapeutics, Inc	48
1,618	e	Diamond Management & Technology Consultants, Inc	21
3,090	e*	eResearch Technology, Inc	29
5,381	*	Exelixis, Inc	65
1,100	e*	Exponent, Inc	25
5,476	e	Fluor Corp	610
3,419	*	Gen-Probe, Inc	207
1,326	e*	Greenfield Online, Inc	21
3,404	*	Harris Interactive, Inc	18
5,800	e*	Hewitt Associates, Inc (Class A)	186
1,113	e*	Huron Consulting Group, Inc	81
4,807	e*	Incyte Corp	29
2,490	e*	Infrasource Services, Inc	92
4,737	e*	Isis Pharmaceuticals, Inc	46
7,324	*	Jacobs Engineering Group, Inc	421
10,330	*	KBR, Inc	271

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

			VALUE
SHARES			(000)
798	e*	Kendle International, Inc	$29
2,541	e*	Kosan Biosciences, Inc	13
584	e	Landauer, Inc	29
1,549	e*	LECG Corp	23
1,975	e*	Lifecell Corp	60
1,864	e*	Luminex Corp	23
1,221		MAXIMUS, Inc	53
2,143	e*	Maxygen, Inc	18
6,812	*	McDermott International, Inc	566
445	*	Michael Baker Corp	17
14,148		Moody's Corp	880
685	e*	MTC Technologies, Inc	17
2,554	e*	Myriad Genetics, Inc	95
3,394	e*	Navigant Consulting, Inc	63
1,978	*	Neurogen Corp	13
1,729	*	Omnicell, Inc	36
21,518		Paychex, Inc	842
1,234	*	PharmaNet Development Group, Inc	39
9,556		Quest Diagnostics, Inc	494
1,812	*	Regeneration Technologies, Inc	20
3,876	e*	Regeneron Pharmaceuticals, Inc	70
8,827	e*	Rentech, Inc	23
3,214	e*	Resources Connection, Inc	107
1,318	e*	Rigel Pharmaceuticals, Inc	12
6,000	e*	SAIC, Inc	108
3,562	e*	Savient Pharmaceuticals, Inc	44
2,563	e*	Seattle Genetics, Inc	25
1,940	e*	Senomyx, Inc	26
4,929	*	Shaw Group, Inc	228
507	*	Stanley, Inc	9
1,956	e*	Symyx Technologies, Inc	23
692	e*	Tejon Ranch Co	31
3,521	e*	Telik, Inc	12
3,591	*	Tetra Tech, Inc	77
3,296	*	URS Corp	160
1,742	e*	Verenium Corp	9
1,753	*	Washington Group International, Inc	140
2,733	e	Watson Wyatt & Co Holdings (Class A)	138
		TOTAL ENGINEERING AND MANAGEMENT SERVICES	8,877

ENVIRONMENTAL QUALITY AND HOUSING - 0.00%**
2,403	e*	Home Solutions of America, Inc	14
		TOTAL ENVIRONMENTAL QUALITY AND HOUSING	14

FABRICATED METAL PRODUCTS - 0.52%
2,088	e*	Alliant Techsystems, Inc	207
532	e	Ameron International Corp	48
4,374	e	Aptargroup, Inc	156
6,834		Ball Corp	363
766	*	Chart Industries, Inc	22
1,064		CIRCOR International, Inc	43
7,354		Commercial Metals Co	248
1,343	*	Commercial Vehicle Group, Inc	25
3,158		Crane Co	143
10,461	*	Crown Holdings, Inc	261
757	e	Dynamic Materials Corp	28

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

			VALUE
SHARES			(000)
1,746	e*	Griffon Corp	$38
546	e	Gulf Island Fabrication, Inc	19
30,351		Illinois Tool Works, Inc	1,645
916	e	Insteel Industries, Inc	16
904	e*	Ladish Co, Inc	39
496	e	Lifetime Brands, Inc	10
2,280	e*	Mobile Mini, Inc	67
6,723	e	Mueller Water Products, Inc (Class A)	115
1,321	e*	NCI Building Systems, Inc	65
7,087		Parker Hannifin Corp	694
509	*	Park-Ohio Holdings Corp	14
6,093		Pentair, Inc	235
1,422		Silgan Holdings, Inc	79
2,152	e	Simpson Manufacturing Co, Inc	73
1,859	e*	Smith & Wesson Holding Corp	31
3,654		Snap-On, Inc	185
4,979	e	Stanley Works	302
1,389	e*	Sturm Ruger & Co, Inc	22
457	e	Sun Hydraulics Corp	22
3,948	e*	Taser International, Inc	55
809	e*	Trimas Corp	10
1,173	e	Valmont Industries, Inc	85
1,666	e	Watts Water Technologies, Inc (Class A)	62
		TOTAL FABRICATED METAL PRODUCTS	5,427

FOOD AND KINDRED PRODUCTS - 3.10%
1,269	e*	Altus Pharmaceuticals, Inc	15
46,478		Anheuser-Busch Cos, Inc	2,424
39,914		Archer Daniels Midland Co	1,321
700	e*	Boston Beer Co, Inc (Class A)	27
7,050		Bunge Ltd	596
14,117		Campbell Soup Co	548
263		Coca-Cola Bottling Co Consolidated	13
140,700		Coca-Cola Co	7,360
19,411	e	Coca-Cola Enterprises, Inc	466
30,473		ConAgra Foods, Inc	818
11,746	*	Constellation Brands, Inc (Class A)	285
4,559		Corn Products International, Inc	207
4,436	e*	Darling International, Inc	41
12,900		Del Monte Foods Co	157
629	e	Farmer Bros Co	14
3,338		Flowers Foods, Inc	111
21,238		General Mills, Inc	1,241
19,869		H.J. Heinz Co	943
4,024	e*	Hansen Natural Corp	173
10,758	e	Hershey Co	545
4,677		Hormel Foods Corp	175
740	e	Imperial Sugar Co	23
800	e	J&J Snack Foods Corp	30
3,519		J.M. Smucker Co	224
1,401	e*	Jones Soda Co	20
15,055		Kellogg Co	780
98,121		Kraft Foods, Inc (Class A)	3,459
1,575		Lancaster Colony Corp	66
1,746	e	Lance, Inc	41
686	e*	M&F Worldwide Corp	46

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

			VALUE
SHARES			(000)
8,308		McCormick & Co, Inc	$317
597	e	MGP Ingredients, Inc	10
3,055		Molson Coors Brewing Co (Class B)	282
621	e	National Beverage Corp	7
919	e*	Peet's Coffee & Tea, Inc	23
8,468		Pepsi Bottling Group, Inc	285
3,834		PepsiAmericas, Inc	94
100,711		PepsiCo, Inc	6,531
2,153	e*	Performance Food Group Co	70
1,622	e*	Ralcorp Holdings, Inc	87
1,066	e	Reddy Ice Holdings, Inc	30
1,203	e	Sanderson Farms, Inc	54
44,957		Sara Lee Corp	782
6,686	e*	Smithfield Foods, Inc	206
2,373	e	Tootsie Roll Industries, Inc	66
2,378		Topps Co, Inc	25
2,025	e*	TreeHouse Foods, Inc	54
15,114		Tyson Foods, Inc (Class A)	348
14,836	e	Wrigley (Wm.) Jr Co	821
		TOTAL FOOD AND KINDRED PRODUCTS	32,261

FOOD STORES - 0.34%
97	e	Arden Group, Inc (Class A)	13
1,203	e*	Great Atlantic & Pacific Tea Co, Inc	40
700		Ingles Markets, Inc (Class A)	24
43,430		Kroger Co	1,222
1,886	e*	Panera Bread Co (Class A)	87
1,414	e*	Pantry, Inc	65
2,412	*	Pathmark Stores, Inc	31
2,557		Ruddick Corp	77
27,020		Safeway, Inc	920
12,857		Supervalu, Inc	596
212		Village Super Market (Class A)	10
611		Weis Markets, Inc	25
8,728	e	Whole Foods Market, Inc	334
2,108	e*	Wild Oats Markets, Inc	35
2,103	e*	Winn-Dixie Stores, Inc	62
		TOTAL FOOD STORES	3,541

FORESTRY - 0.12%
4,673		Rayonier, Inc	211
13,213		Weyerhaeuser Co	1,043
		TOTAL FORESTRY	1,254

FURNITURE AND FIXTURES - 0.32%
803	e	Cal-Maine Foods, Inc	13
1,625	e	Ethan Allen Interiors, Inc	56
2,907	e	Furniture Brands International, Inc	41
3,977		Herman Miller, Inc	126
3,882		Hillenbrand Industries, Inc	252
2,905	e	HNI Corp	119
680	e	Hooker Furniture Corp	15
3,257		Interface, Inc (Class A)	62
12,073		Johnson Controls, Inc	1,398
1,737		Kimball International, Inc (Class B)	24
3,352	e	La-Z-Boy, Inc	38

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

			VALUE
SHARES			(000)
10,815	e	Leggett & Platt, Inc	$239
23,113		Masco Corp	658
2,732	e	Sealy Corp	45
3,095	e*	Select Comfort Corp	50
4,232	e	Tempur-Pedic International, Inc	110
1,907	e*	Williams Scotsman International, Inc	45
		TOTAL FURNITURE AND FIXTURES	3,291

FURNITURE AND HOMEFURNISHINGS STORES - 0.19%
16,945	*	Bed Bath & Beyond, Inc	610
10,474	e	Circuit City Stores, Inc	158
9,625	*	GameStop Corp (Class A)	376
1,692	e*	Guitar Center, Inc	101
1,232	e	Haverty Furniture Cos, Inc	14
2,965		Knoll, Inc	67
3,326	e*	Mohawk Industries, Inc	335
6,020	e	Pier 1 Imports, Inc	51
4,902	e	Steelcase, Inc (Class A)	91
1,789	e	Tuesday Morning Corp	22
5,558	e	Williams-Sonoma, Inc	176
		TOTAL FURNITURE AND HOMEFURNISHINGS STORES	2,001

GENERAL BUILDING CONTRACTORS - 0.25%
115	e	Amrep Corp	5
310	e*	Avatar Holdings, Inc	24
2,556	e	Beazer Homes USA, Inc	63
485	e	Brookfield Homes Corp	14
7,355	e	Centex Corp	295
19,198	e	DR Horton, Inc	383
2,297	e*	Hovnanian Enterprises, Inc (Class A)	38
4,706	e	KB Home	185
8,304	e	Lennar Corp (Class A)	303
862	e	M/I Homes, Inc	23
1,316	e	McGrath RentCorp	44
2,061	e	MDC Holdings, Inc	100
1,472	e*	Meritage Homes Corp	39
279	e*	NVR, Inc	190
1,250	e*	Palm Harbor Homes, Inc	18
1,625	*	Perini Corp	100
13,220		Pulte Homes, Inc	297
2,630	e	Ryland Group, Inc	98
4,272	e	Standard-Pacific Corp	75
397	e*	Team, Inc	18
7,726	e*	Toll Brothers, Inc	193
2,645	e	Walter Industries, Inc	77
1,883	*	WCI Communities, Inc	31
		TOTAL GENERAL BUILDING CONTRACTORS	2,613

GENERAL MERCHANDISE STORES - 1.60%
2,874	*	99 Cents Only Stores	38
6,733	e*	Big Lots, Inc	198
4,214	*	BJ's Wholesale Club, Inc	152
632	e	Bon-Ton Stores, Inc	25
2,068	e*	Cabela's, Inc	46
3,355		Casey's General Stores, Inc	91
481	e*	Conn's, Inc	14

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

			VALUE
SHARES			(000)
27,321	e	Costco Wholesale Corp	$1,599
3,877	e	Dillard's, Inc (Class A)	139
19,455		Dollar General Corp	426
9,228	e	Family Dollar Stores, Inc	317
2,720	e	Fred's, Inc	36
13,817		JC Penney Co, Inc	1,000
28,088		Macy's, Inc	1,117
1,292	e*	Retail Ventures, Inc	21
8,388	e	Saks, Inc	179
1,757	e	Stein Mart, Inc	22
52,323		Target Corp	3,328
27,811		TJX Cos, Inc	765
147,502		Wal-Mart Stores, Inc	7,096
		TOTAL GENERAL MERCHANDISE STORES	16,609

HEALTH SERVICES - 1.31%
839	e*	Alliance Imaging, Inc	8
1,533	e*	Amedisys, Inc	56
748	e*	American Dental Partners, Inc	19
11,698		AmerisourceBergen Corp	579
1,984	*	Amsurg Corp	48
2,667	e*	Apria Healthcare Group, Inc	77
3,714	e*	Assisted Living Concepts, Inc (A Shares)	40
535	e*	Bio-Reference Labs, Inc	15
1,007	e	Brookdale Senior Living, Inc	46
17,615		Cigna Corp	920
5,854	*	Community Health Systems, Inc	237
750	e*	Corvel Corp	20
3,363	*	Covance, Inc	231
9,571	*	Coventry Health Care, Inc	552
2,321	e*	Cross Country Healthcare, Inc	39
1,413	e*	CryoLife, Inc	18
6,435	*	DaVita, Inc	347
3,516	*	Edwards Lifesciences Corp	173
744	*	eHealth, Inc	14
300	e*	Emeritus Corp	9
1,864	e*	Enzo Biochem, Inc	28
14,224	*	Express Scripts, Inc	711
1,211	e*	Genesis HealthCare Corp	83
810	e*	Genomic Health, Inc	15
1,497	e*	Gentiva Health Services, Inc	30
14,969	e	Health Management Associates, Inc (Class A)	170
3,900	*	Healthsouth Corp	71
2,237	e*	Healthways, Inc	106
1,722	*	Hythiam, Inc	15
3,543	*	Immunomedics, Inc	15
2,054	e*	Kindred Healthcare, Inc	63
7,195	*	Laboratory Corp of America Holdings	563
1,383	e	LCA-Vision, Inc	65
735	e*	LHC Group, Inc	19
3,672	*	LifePoint Hospitals, Inc	142
5,141	*	Lincare Holdings, Inc	205
2,394	*	Magellan Health Services, Inc	111
4,595		Manor Care, Inc	300
1,371	e*	Matria Healthcare, Inc	41
18,173		McKesson Corp	1,084

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

			VALUE
SHARES			(000)
419	e*	Medcath Corp	$13
17,135	*	Medco Health Solutions, Inc	1,336
300	e	National Healthcare Corp	15
5,807	e*	Nektar Therapeutics	55
1,311	e*	Nighthawk Radiology Holdings, Inc	24
2,544	*	Odyssey HealthCare, Inc	30
7,429	e	Omnicare, Inc	268
1,894	e	Option Care, Inc	29
3,052	*	Pediatrix Medical Group, Inc	168
6,515		Pharmaceutical Product Development, Inc	249
3,409	e*	Psychiatric Solutions, Inc	124
745	e*	Radiation Therapy Services, Inc	20
1,200	*	RehabCare Group, Inc	17
3,479	*	Sierra Health Services, Inc	145
1,374	*	Skilled Healthcare Group, Inc (Class A)	21
939	e*	Stereotaxis, Inc	12
2,651	e*	Sun Healthcare Group, Inc	38
2,773	e*	Sunrise Senior Living, Inc	111
1,167	*	Symbion, Inc	25
30,068	e*	Tenet Healthcare Corp	196
5,498	*	Triad Hospitals, Inc	296
2,659		Universal Health Services, Inc (Class B)	163
37,537	*	WellPoint, Inc	2,997
		TOTAL HEALTH SERVICES	13,637

HEAVY CONSTRUCTION, EXCEPT BUILDING - 0.06%
321	e*	Comverge, Inc	10
4,311	*	Foster Wheeler Ltd	461
2,325		Granite Construction, Inc	149
1,322	*	Matrix Service Co	33
		TOTAL HEAVY CONSTRUCTION, EXCEPT BUILDING	653

HOLDING AND OTHER INVESTMENT OFFICES - 2.99%
2,039	e	Acadia Realty Trust	53
1,925	e*	Affiliated Managers Group, Inc	248
2,378	e*	Affordable Residential Communities LP	28
505	e	Agree Realty Corp	16
3,433	e	Alesco Financial, Inc	28
123	e*	Alexander's, Inc	50
1,828	e	Alexandria Real Estate Equities, Inc	177
8,795	e	Allied Capital Corp	272
5,664		AMB Property Corp	301
1,413	e	American Campus Communities, Inc	40
8,501		American Financial Realty Trust	88
2,812	e	American Home Mortgage Investment Corp	52
15,991	e	Annaly Mortgage Management, Inc	231
3,218	e	Anthracite Capital, Inc	38
3,102		Anworth Mortgage Asset Corp	28
5,937	e	Apartment Investment & Management Co (Class A)	299
5,215	e	Apollo Investment Corp	112
850		Arbor Realty Trust, Inc	22
13,457		Archstone-Smith Trust	795
6,591		Ashford Hospitality Trust, Inc	78
936		Associated Estates Realty Corp	15
4,819		AvalonBay Communities, Inc	573
4,502		BioMed Realty Trust, Inc	113

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

			VALUE
SHARES			(000)
6,268		Boston Properties, Inc	$640
5,335	e	Brandywine Realty Trust	152
3,142	e	BRE Properties, Inc (Class A)	186
433	e	BRT Realty Trust	11
3,482		Camden Property Trust	233
2,642	e	Capital Lease Funding, Inc	28
190	e	Capital Southwest Corp	30
800	e	Capital Trust, Inc (Class A)	27
3,981	e	CBL & Associates Properties, Inc	144
1,814	e	CBRE Realty Finance, Inc	22
2,712	e	Cedar Shopping Centers, Inc	39
442	e	Cherokee, Inc	16
2,945		Colonial Properties Trust	107
840	e	Compass Diversified Trust	15
2,299	e	Corporate Office Properties Trust	94
2,443		Cousins Properties, Inc	71
4,918	e	Crescent Real Estate Equities Co	110
1,504	e	Crystal River Capital, Inc	37
10,500	e	DCT Industrial Trust, Inc	113
3,319	e	Deerfield Triarc Capital Corp	49
7,395		Developers Diversified Realty Corp	390
5,943		DiamondRock Hospitality Co	113
3,247		Digital Realty Trust, Inc	122
5,829	e	Douglas Emmett, Inc	144
8,486		Duke Realty Corp	303
1,377		EastGroup Properties, Inc	60
1,200	e	Education Realty Trust, Inc	17
1,398	e*	Energy Infrastructure Acquisition Corp	14
1,723	e	Entertainment Properties Trust	93
3,491	e	Equity Inns, Inc	78
1,227	e	Equity Lifestyle Properties, Inc	64
2,470	e	Equity One, Inc	63
17,963		Equity Residential	820
1,493	e	Essex Property Trust, Inc	174
3,926	e	Extra Space Storage, Inc	65
3,328		Federal Realty Investment Trust	257
3,926	e	FelCor Lodging Trust, Inc	102
2,899	e	First Industrial Realty Trust, Inc	112
1,470	e	First Potomac Realty Trust	34
3,189	e	Franklin Street Properties Corp	53
9,089		Friedman Billings Ramsey Group, Inc (Class A)	50
13,247		General Growth Properties, Inc	701
1,193	e	Getty Realty Corp	31
638	e	Gladstone Capital Corp	14
2,171	e	Glimcher Realty Trust	54
3,200	e	GMH Communities Trust	31
1,100	e	Gramercy Capital Corp	30
12,321		Health Care Property Investors, Inc	356
4,721		Health Care REIT, Inc	191
3,212	e	Healthcare Realty Trust, Inc	89
2,467	e	Hersha Hospitality Trust	29
998	*	HFF, Inc (Class A)	15
3,843	e	Highland Hospitality Corp	74
3,247	e	Highwoods Properties, Inc	122
2,324		Home Properties, Inc	121
5,735		Hospitality Properties Trust	238

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

			VALUE
SHARES			(000)
31,929		Host Marriott Corp	$738
13,475	e	HRPT Properties Trust	140
5,056	e	IMPAC Mortgage Holdings, Inc	23
4,513	e	Inland Real Estate Corp	77
2,862		Innkeepers U.S.A. Trust	51
3,315		Investors Real Estate Trust	34
92,600	e	iShares Russell 3000 Index Fund	8,059
7,812		iStar Financial, Inc	346
3,168	e*	Jamba, Inc	29
1,655	e	JER Investors Trust, Inc	25
2,062	e	Kilroy Realty Corp	146
13,130		Kimco Realty Corp	500
1,900		Kite Realty Group Trust	36
2,579	e	LaSalle Hotel Properties	112
4,101		Lexington Corporate Properties Trust	85
5,546	e	Liberty Property Trust	244
1,314		LTC Properties, Inc	30
2,561	e	Luminent Mortgage Capital, Inc	26
4,379		Macerich Co	361
3,822		Mack-Cali Realty Corp	166
2,313		Maguire Properties, Inc	79
2,550	e	Medical Properties Trust, Inc	34
5,284		MFA Mortgage Investments, Inc	38
1,526		Mid-America Apartment Communities, Inc	80
1,230	e	Mission West Properties, Inc	17
1,507		MVC Capital, Inc	28
1,400	e	National Health Investors, Inc	44
3,652		National Retail Properties, Inc	80
4,957		Nationwide Health Properties, Inc	135
2,523	e	Newcastle Investment Corp	63
2,538	e*	NexCen Brands, Inc	28
3,513	e	NorthStar Realty Finance Corp	44
1,737	e	Novastar Financial, Inc	12
4,121	e	Omega Healthcare Investors, Inc	65
946	e	Parkway Properties, Inc	45
1,209	e	PennantPark Investment Corp	17
1,975		Pennsylvania Real Estate Investment Trust	88
10,805		Plum Creek Timber Co, Inc	450
2,677	e	Post Properties, Inc	140
2,494	e	Potlatch Corp	107
15,511		Prologis	883
1,216		Prospect Capital Corp	21
1,073		PS Business Parks, Inc	68
7,739		Public Storage, Inc	594
979	e*	Quadra Realty Trust, Inc	12
3,865	e	RAIT Investment Trust	101
992		Ramco-Gershenson Properties	36
6,195		Realty Income Corp	156
1,391		Redwood Trust, Inc	67
4,304		Regency Centers Corp	303
1,640	e	Republic Property Trust	20
1,355	e	Resource Capital Corp	19
700		Saul Centers, Inc	32
4,718		Senior Housing Properties Trust	96
13,486		Simon Property Group, Inc	1,255
3,638	e	SL Green Realty Corp	451

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

			VALUE
SHARES			(000)
1,302		Sovran Self Storage, Inc	$63
7,413	e	Spirit Finance Corp	108
700	e*	Star Maritime Acquisition Corp	9
4,727	e	Strategic Hotels & Resorts, Inc	106
1,069		Sun Communities, Inc	32
3,736		Sunstone Hotel Investors, Inc	106
1,844	e	Tanger Factory Outlet Centers, Inc	69
687	e*	Tarragon Corp	6
3,403		Taubman Centers, Inc	169
3,455	e*	TFS Financial Corp	40
7,636		Thornburg Mortgage, Inc	200
8,850	e	UDR, Inc	233
1,095	e	Universal Health Realty Income Trust	36
1,407		Urstadt Biddle Properties, Inc (Class A)	24
3,042	e	U-Store-It Trust	50
8,304		Ventas, Inc	301
17,912	e	Virgin Media, Inc	437
8,192		Vornado Realty Trust	900
2,850	e	Washington Real Estate Investment Trust	97
4,713	e	Weingarten Realty Investors	194
2,315	*	Winston Hotels, Inc	35
3,164		Winthrop Realty Trust	22
		TOTAL HOLDING AND OTHER INVESTMENT OFFICES	31,178

HOTELS AND OTHER LODGING PLACES - 0.52%
1,418	e	Ameristar Casinos, Inc	49
1,131	e*	Bluegreen Corp	13
2,948	e	Boyd Gaming Corp	145
2,172	e	Choice Hotels International, Inc	86
2,696	*	Gaylord Entertainment Co	145
1,718	e*	Great Wolf Resorts, Inc	24
23,831		Hilton Hotels Corp	798
1,142	e*	Isle of Capri Casinos, Inc	27
6,384	e*	Las Vegas Sands Corp	488
920	*	Lodgian, Inc	14
1,242	e	Marcus Corp	29
20,149		Marriott International, Inc (Class A)	871
7,236	e*	MGM Mirage	597
604	*	Monarch Casino & Resort, Inc	16
1,158	e*	Morgans Hotel Group Co	28
2,588	e	Orient-Express Hotels Ltd (Class A)	138
566	e*	Riviera Holdings Corp	21
13,155		Starwood Hotels & Resorts Worldwide, Inc	882
2,697	e	Station Casinos, Inc	234
1,798	e*	Trump Entertainment Resorts, Inc	23
1,755	e*	Vail Resorts, Inc	107
11,158	*	Wyndham Worldwide Corp	405
3,169	e	Wynn Resorts Ltd	284
		TOTAL HOTELS AND OTHER LODGING PLACES	5,424

INDUSTRIAL MACHINERY AND EQUIPMENT - 6.87%
676	e	Aaon, Inc	22
1,797	e	Actuant Corp (Class A)	113
5,607	e*	AGCO Corp	243
1,703		Albany International Corp (Class A)	69
1,534	e*	Allis-Chalmers Energy, Inc	35

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

			VALUE
SHARES			(000)
627	*	Altra Holdings, Inc	$11
11,044		American Standard Cos, Inc	651
475	e	Ampco-Pittsburgh Corp	19
84,560		Applied Materials, Inc	1,680
1,200	*	Astec Industries, Inc	51
1,361	e*	ASV, Inc	24
3,264	*	Asyst Technologies, Inc	24
7,081	*	Axcelis Technologies, Inc	46
4,039		Black & Decker Corp	357
981	e	Black Box Corp	41
2,004	e*	Blount International, Inc	26
3,023	e	Briggs & Stratton Corp	95
23,785	e*	Brocade Communications Systems, Inc	186
4,785	*	Brooks Automation, Inc	87
2,294	e	Bucyrus International, Inc (Class A)	162
3,800	e	Carlisle Cos, Inc	177
674	e	Cascade Corp	53
39,176		Caterpillar, Inc	3,067
3,633		CDW Corp	309
5,864	*	Cirrus Logic, Inc	49
1,162	*	Columbus McKinnon Corp	37
1,943	e*	Cray, Inc	15
6,374		Cummins, Inc	645
2,836		Curtiss-Wright Corp	132
2,201	e*	Cymer, Inc	88
13,881		Deere & Co	1,676
138,962	*	Dell, Inc	3,967
4,020	e	Diebold, Inc	210
4,851		Donaldson Co, Inc	172
12,501		Dover Corp	639
5,247	*	Dresser-Rand Group, Inc	207
1,630	*	Dril-Quip, Inc	73
3,700	e*	Electronics for Imaging, Inc	104
128,351	*	EMC Corp	2,323
5,455	e*	Emulex Corp	119
981	e*	ENGlobal Corp	12
1,375	e*	EnPro Industries, Inc	59
8,875	*	Entegris, Inc	105
7,347	e*	Extreme Networks, Inc	30
562	e*	Flotek Industries, Inc	34
2,307	e*	Flow International Corp	29
3,680		Flowserve Corp	263
4,366	*	FMC Technologies, Inc	346
1,063	e*	Fuel Tech, Inc	36
3,376	*	Gardner Denver, Inc	144
15,479	e*	Gateway, Inc	25
673	e*	Gehl Co	20
629,350		General Electric Co	24,092
2,288	e*	Goodman Global, Inc	51
841	e	Gorman-Rupp Co	27
4,528		Graco, Inc	182
8,123	*	Grant Prideco, Inc	437
673		Hardinge, Inc	23
163,729		Hewlett-Packard Co	7,306
334	*	Hurco Cos, Inc	17
5,145		IDEX Corp	198

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

			VALUE
SHARES			(000)
1,615	e*	Immersion Corp	$24
17,514		Ingersoll-Rand Co Ltd (Class A)	960
3,395	e*	Intermec, Inc	86
90,833		International Business Machines Corp	9,560
20,347		International Game Technology	808
1,163	e*	Intevac, Inc	25
11,645	e	Jabil Circuit, Inc	257
6,891		Joy Global, Inc	402
993	*	Kadant, Inc	31
1,979	e	Kaydon Corp	103
2,380		Kennametal, Inc	195
1,974	e*	Komag, Inc	63
3,600	*	Kulicke & Soffa Industries, Inc	38
8,266	*	Lam Research Corp	425
3,798		Lennox International, Inc	130
5,795	*	Lexmark International, Inc (Class A)	286
700	e	Lindsay Manufacturing Co	31
949	e	Lufkin Industries, Inc	61
3,730		Manitowoc Co, Inc	300
2,549	*	Micros Systems, Inc	139
860	e*	Middleby Corp	51
2,342		Modine Manufacturing Co	53
381		Nacco Industries, Inc (Class A)	59
937	*	NATCO Group, Inc (Class A)	43
2,164	e*	Netgear, Inc	78
1,891		Nordson Corp	95
3,203	e*	Oil States International, Inc	132
7,666		Pall Corp	353
6,172	e	Palm, Inc	99
12,525	e*	Quantum Corp	40
1,782	e*	Rackable Systems, Inc	22
1,335	*	RBC Bearings, Inc	55
630	*	Rimage Corp	20
1,201	*	Riverbed Technology, Inc	53
1,100		Robbins & Myers, Inc	58
9,649		Rockwell Automation, Inc	670
7,798	e*	Safeguard Scientifics, Inc	22
13,961	*	SanDisk Corp	683
744	e	Sauer-Danfoss, Inc	22
1,742	e*	Scansource, Inc	56
3,970	e*	Scientific Games Corp (Class A)	139
32,226		Seagate Technology, Inc	702
16,448	m,v*	Seagate Technology, Inc	-	^
1,100	e*	Semitool, Inc	11
1,425	e*	Sigma Designs, Inc	37
54,668	e*	Solectron Corp	201
4,015	e*	SourceForge, Inc	17
3,483		SPX Corp	306
800		Standex International Corp	23
1,945	e*	STEC, Inc	13
341	*	T-3 Energy Services, Inc	11
1,000	e*	Tecumseh Products Co (Class A)	16
1,200		Tennant Co	44
6,400	*	Terex Corp	520
5,313		Timken Co	192
2,458	e	Toro Co	145

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

			VALUE
SHARES			(000)
881	*	TurboChef Technologies, Inc	$12
281	e	Twin Disc, Inc	20
1,608	e*	Ultratech, Inc	21
7,805	*	Varian Medical Systems, Inc	332
3,790	e*	VeriFone Holdings, Inc	134
1,482		Watsco, Inc	81
13,792	*	Western Digital Corp	267
2,025		Woodward Governor Co	109
4,449	e*	Zebra Technologies Corp (Class A)	172
		TOTAL INDUSTRIAL MACHINERY AND EQUIPMENT	71,553

INSTRUMENTS AND RELATED PRODUCTS - 4.21%
1,214	e*	Abaxis, Inc	25
1,059	e*	Abiomed, Inc	11
1,020	*	Accuray, Inc	23
3,672	e*	Advanced Medical Optics, Inc	128
4,200	e*	Affymetrix, Inc	105
24,700	*	Agilent Technologies, Inc	950
3,618	e*	Align Technology, Inc	87
18,654		Allergan, Inc	1,075
4,631	e*	American Medical Systems Holdings, Inc	84
543	e*	American Science & Engineering, Inc	31
928	e	Analogic Corp	68
1,600	*	Anaren, Inc	28
1,310	e*	Angiodynamics, Inc	24
11,326		Applera Corp (Applied Biosystems Group)	346
600	e*	Argon ST, Inc	14
1,933	*	Armor Holdings, Inc	168
1,344		Arrow International, Inc	51
1,690	e*	Arthrocare Corp	74
1,087	e*	Aspect Medical Systems, Inc	16
742	e	Badger Meter, Inc	21
6,333		Bard (C.R.), Inc	523
3,328	e	Bausch & Lomb, Inc	231
39,857		Baxter International, Inc	2,246
3,852		Beckman Coulter, Inc	249
14,982		Becton Dickinson & Co	1,116
15,465		Biomet, Inc	707
1,200	e*	Bio-Rad Laboratories, Inc (Class A)	91
947	*	Biosite, Inc	88
80,839	*	Boston Scientific Corp	1,240
3,985	*	Bruker BioSciences Corp	36
711	*	Cantel Medical Corp	12
2,899	e*	Cepheid, Inc	42
2,100	e*	Coherent, Inc	64
1,500	e	Cohu, Inc	33
1,940	*	Conmed Corp	57
2,727	e	Cooper Cos, Inc	145
5,665	e*	Credence Systems Corp	20
829	e*	Cutera, Inc	21
1,543	e*	Cyberonics, Inc	26
475	*	Cynosure, Inc (Class A)	17
14,975		Danaher Corp	1,131
800		Datascope Corp	31
9,684		Dentsply International, Inc	371
1,255	e*	Dionex Corp	89

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

			VALUE
SHARES			(000)
1,467	e*	DJ Orthopedics, Inc	$61
2,562		DRS Technologies, Inc	147
462	*	Eagle Test Systems, Inc	7
17,610	e	Eastman Kodak Co	490
1,002	e	EDO Corp	33
48,646		Emerson Electric Co	2,277
1,718	e*	ESCO Technologies, Inc	62
1,694	*	Esterline Technologies Corp	82
719	e*	ev3, Inc	12
833	*	Excel Technology, Inc	23
910	e*	FARO Technologies, Inc	29
2,156	e*	FEI Co	70
4,182	e*	Flir Systems, Inc	193
2,946	e*	Formfactor, Inc	113
2,463	e*	Fossil, Inc	73
1,217	e*	Foxhollow Technologies, Inc	26
1,733	e*	Haemonetics Corp	91
3,293	e*	Hologic, Inc	182
919	e*	ICU Medical, Inc	39
1,260	e*	I-Flow Corp	21
1,400	e*	II-VI, Inc	38
3,212	e*	Illumina, Inc	130
4,300	e*	Input/Output, Inc	67
1,332	e*	Integra LifeSciences Holdings Corp	66
2,329	e*	Intuitive Surgical, Inc	323
2,044	e	Invacare Corp	37
1,673	*	Ionatron, Inc	7
1,741	e*	Itron, Inc	136
2,194	*	Ixia	20
177,190		Johnson & Johnson	10,918
520	e*	Kensey Nash Corp	14
11,724		Kla-Tencor Corp	644
2,840	e*	Kyphon, Inc	137
3,660	e*	L-1 Identity Solutions, Inc	75
4,233	e*	LTX Corp	24
742	e*	Measurement Specialties, Inc	18
873	e*	Medical Action Industries, Inc	16
70,297		Medtronic, Inc	3,646
2,502	e	Mentor Corp	102
1,469	*	Merit Medical Systems, Inc	18
2,475	*	Mettler-Toledo International, Inc	236
935	*	Micrus Endovascular Corp	23
3,307	e*	Millipore Corp	248
1,789	e	Mine Safety Appliances Co	78
3,076	*	MKS Instruments, Inc	85
1,178		Movado Group, Inc	40
1,408		MTS Systems Corp	63
3,725		National Instruments Corp	121
1,185	e*	Natus Medical, Inc	19
2,159	e*	Newport Corp	33
710	e*	Northstar Neuroscience, Inc	8
2,136	e*	NuVasive, Inc	58
794	e*	NxStage Medical, Inc	10
1,667		Oakley, Inc	47
1,010	e*	Orthofix International NV	45
246	e*	OYO Geospace Corp	18

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

			VALUE
SHARES			(000)
1,140	e*	Palomar Medical Technologies, Inc	$40
7,339		PerkinElmer, Inc	191
13,441		Pitney Bowes, Inc	629
1,626	e	PolyMedica Corp	66
4,869	e*	Resmed, Inc	201
4,842	*	Respironics, Inc	206
10,243		Rockwell Collins, Inc	724
1,037	e*	Rofin-Sinar Technologies, Inc	72
5,330		Roper Industries, Inc	304
1,464	e*	Rudolph Technologies, Inc	24
3,325	e*	Sirf Technology Holdings, Inc	69
1,080	e*	Sirona Dental Systems, Inc	41
1,640	e*	Sonic Innovations, Inc	14
1,305	e*	Sonic Solutions, Inc	16
957	*	SonoSite, Inc	30
1,958	e*	Spectranetics Corp	23
20,694	*	St. Jude Medical, Inc	859
3,970		STERIS Corp	122
18,895		Stryker Corp	1,192
2,227	e*	Symmetry Medical, Inc	36
2,400	*	Techne Corp	137
4,825		Tektronix, Inc	163
2,183	e*	Teledyne Technologies, Inc	100
11,602	*	Teradyne, Inc	204
25,928	*	Thermo Electron Corp	1,341
3,422	e*	Thoratec Corp	63
7,398	*	Trimble Navigation Ltd	238
688	e	United Industrial Corp	41
1,810	*	Varian, Inc	99
1,820	e*	Veeco Instruments, Inc	38
2,000	e*	Ventana Medical Systems, Inc	155
828	e*	Vital Images, Inc	23
666		Vital Signs, Inc	37
3,486	e*	Vivus, Inc	18
1,469	e*	Volcano Corp	30
6,179	*	Waters Corp	367
2,200	*	Wright Medical Group, Inc	53
57,344	*	Xerox Corp	1,060
1,200	e*	X-Rite, Inc	18
14,538	*	Zimmer Holdings, Inc	1,234
1,200	e*	Zoll Medical Corp	27
1,176	*	Zygo Corp	17
		TOTAL INSTRUMENTS AND RELATED PRODUCTS	43,836

INSURANCE AGENTS, BROKERS AND SERVICE - 0.45%
17,963		AON Corp	765
6,834	e	Brown & Brown, Inc	172
2,076	e	Crawford & Co (Class B)	14
6,200	e	Gallagher (Arthur J.) & Co	173
19,373		Hartford Financial Services Group, Inc	1,908
2,336	e	Hilb Rogal & Hobbs Co	100
572	e	James River Group, Inc	19
33,991	e	Marsh & McLennan Cos, Inc	1,050
2,320	e	National Financial Partners Corp	107
1,515	*	United America Indemnity Ltd (Class A)	38
557		White Mountains Insurance Group Ltd	338
		TOTAL INSURANCE AGENTS, BROKERS AND SERVICE	4,684

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

			VALUE
SHARES			(000)

INSURANCE CARRIERS - 4.80%
2,172	e	21st Century Insurance Group	$47
19,293		ACE Ltd	1,206
31,344		Aetna, Inc	1,548
29,917		Aflac, Inc	1,538
2,273	e	Alfa Corp	35
340	e*	Alleghany Corp	138
3,614		Allied World Assurance Holdings Ltd	185
37,158		Allstate Corp	2,286
6,238		Ambac Financial Group, Inc	544
3,620	e	American Equity Investment Life Holding Co	44
5,031	e	American Financial Group, Inc	172
137,111		American International Group, Inc	9,602
615		American National Insurance Co	94
978	*	American Physicians Capital, Inc	40
3,440	*	AMERIGROUP Corp	82
1,131	*	Amerisafe, Inc	22
1,541		Amtrust Financial Services, Inc	29
3,110	*	Arch Capital Group Ltd	226
1,866	e	Argonaut Group, Inc	58
5,006		Aspen Insurance Holdings Ltd	141
7,407		Assurant, Inc	436
4,150		Assured Guaranty Ltd	123
9,401	e	Axis Capital Holdings Ltd	382
625		Baldwin & Lyons, Inc (Class B)	16
1,052		Bristol West Holdings, Inc	24
2,823	*	Centene Corp	60
24,561		Chubb Corp	1,330
9,813		Cincinnati Financial Corp	426
2,162	e*	Citizens, Inc	15
1,743	e	CNA Financial Corp	83
1,100	*	CNA Surety Corp	21
3,273		Commerce Group, Inc	114
10,017	*	Conseco, Inc	209
454	e*	Darwin Professional Underwriters, Inc	11
2,592		Delphi Financial Group, Inc (Class A)	108
850	e	Donegal Group, Inc (Class A)	13
168		EMC Insurance Group, Inc	4
3,600		Employers Holdings, Inc	76
3,475	e	Endurance Specialty Holdings Ltd	139
426	e*	Enstar Group Ltd	51
3,457		Erie Indemnity Co (Class A)	187
3,668		Everest Re Group Ltd	399
881		FBL Financial Group, Inc (Class A)	35
13,156	e	Fidelity National Title Group, Inc (Class A)	312
1,175	e*	First Acceptance Corp	12
5,326		First American Corp	264
763	*	First Mercury Financial Corp	16
869	*	Flagstone Reinsurance Holdings Ltd	12
558	e*	Fpic Insurance Group, Inc	23
26,613		Genworth Financial, Inc (Class A)	915
500	e	Great American Financial Resources, Inc	12
540	*	Greenlight Capital Re Ltd (Class A)	12
3,274		Hanover Insurance Group, Inc	160

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

			VALUE
SHARES			(000)
839		Harleysville Group, Inc	$28
7,008		HCC Insurance Holdings, Inc	234
6,861	*	Health Net, Inc	362
1,750	*	HealthExtras, Inc	52
2,916	*	Healthspring, Inc	56
2,970		Horace Mann Educators Corp	63
10,277	*	Humana, Inc	626
423	e	Independence Holding Co	9
1,436		Infinity Property & Casualty Corp	73
2,835		IPC Holdings Ltd	92
314	e	Kansas City Life Insurance Co	15
1,114	e	LandAmerica Financial Group, Inc	108
10,028	e	Leucadia National Corp	353
16,569		Lincoln National Corp	1,176
26,651		Loews Corp	1,359
608	*	Markel Corp	295
3,703		Max Re Capital Ltd	105
8,009	e	MBIA, Inc	498
1,665	*	Meadowbrook Insurance Group, Inc	18
1,767	e	Mercury General Corp	97
28,848		Metlife, Inc	1,860
5,088	e	MGIC Investment Corp	289
742	e	Midland Co	35
720	e*	Molina Healthcare, Inc	22
6,148	e	Montpelier Re Holdings Ltd	114
1,024	e	National Interstate Corp	27
154	e	National Western Life Insurance Co (Class A)	39
3,152	e	Nationwide Financial Services, Inc (Class A)	199
838	*	Navigators Group, Inc	45
376	e	NYMAGIC, Inc	15
1,658	e	Odyssey Re Holdings Corp	71
3,666		Ohio Casualty Corp	159
14,152		Old Republic International Corp	301
1,314		OneBeacon Insurance Group Ltd	33
3,027		PartnerRe Ltd	235
3,636	*	Philadelphia Consolidated Holding Co	152
7,094		Phoenix Cos, Inc	107
3,659		Platinum Underwriters Holdings Ltd	127
1,846	e*	PMA Capital Corp (Class A)	20
5,465	e	PMI Group, Inc	244
1,393		Presidential Life Corp	27
2,793	e*	Primus Guaranty Ltd	30
16,376		Principal Financial Group	955
2,003	e*	ProAssurance Corp	112
46,236		Progressive Corp	1,106
4,294		Protective Life Corp	205
28,332		Prudential Financial, Inc	2,755
3,627	e*	PXRE Group Ltd	17
5,032	e	Radian Group, Inc	272
1,105	*	RAM Holdings Ltd	17
1,878	e	Reinsurance Group Of America, Inc	113
4,289		RenaissanceRe Holdings Ltd	266
1,557	e	RLI Corp	87
6,494		Safeco Corp	404
784		Safety Insurance Group, Inc	32
4,085		Scottish Re Group Ltd	20

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

			VALUE
SHARES			(000)
999	e*	SeaBright Insurance Holdings, Inc	$17
1,469		Security Capital Assurance Ltd	45
3,600	e	Selective Insurance Group, Inc	97
3,673		Stancorp Financial Group, Inc	193
913	e	State Auto Financial Corp	28
1,214		Stewart Information Services Corp	48
5,839		Torchmark Corp	391
1,074		Tower Group, Inc	34
1,735	e	Transatlantic Holdings, Inc	123
40,618		Travelers Cos, Inc/The	2,173
648	e*	Triad Guaranty, Inc	26
1,337	e	United Fire & Casualty Co	47
81,978		UnitedHealth Group, Inc	4,192
2,795		Unitrin, Inc	137
2,474	*	Universal American Financial Corp	53
21,288		UnumProvident Corp	556
10,431		W.R. Berkley Corp	339
2,485	e*	WellCare Health Plans, Inc	225
91		Wesco Financial Corp	35
11,131		XL Capital Ltd (Class A)	938
2,375		Zenith National Insurance Corp	112
		TOTAL INSURANCE CARRIERS	49,977

JUSTICE, PUBLIC ORDER AND SAFETY - 0.03%
3,654	*	Corrections Corp of America	231
3,103	e*	Geo Group, Inc	90
		TOTAL JUSTICE, PUBLIC ORDER AND SAFETY	321

LEATHER AND LEATHER PRODUCTS - 0.16%
22,707	*	Coach, Inc	1,076
4,890	e*	CROCS, Inc	210
1,554	e*	Genesco, Inc	81
3,106	*	Iconix Brand Group, Inc	69
1,333		Steven Madden Ltd	44
2,878	*	Timberland Co (Class A)	73
378	e	Weyco Group, Inc	10
3,523	e	Wolverine World Wide, Inc	98
		TOTAL LEATHER AND LEATHER PRODUCTS	1,661

LEGAL SERVICES - 0.01%
2,772	e*	FTI Consulting, Inc	105
714	*	Pre-Paid Legal Services, Inc	46
		TOTAL LEGAL SERVICES	151

LOCAL AND INTERURBAN PASSENGER TRANSIT - 0.02%
564	e*	Emergency Medical Services Corp (Class A)	22
4,871		Laidlaw International, Inc	168
		TOTAL LOCAL AND INTERURBAN PASSENGER TRANSIT	190

LUMBER AND WOOD PRODUCTS - 0.03%
660	e	American Woodmark Corp	23
4,900	e*	Champion Enterprises, Inc	48
742	e	Deltic Timber Corp	41
6,361	e	Louisiana-Pacific Corp	120
442	e	Skyline Corp	13
979	e	Universal Forest Products, Inc	42
		TOTAL LUMBER AND WOOD PRODUCTS	287

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

			VALUE
SHARES			(000)

METAL MINING - 0.39%
3,583	*	Apex Silver Mines Ltd	$72
2,557	e	Cleveland-Cliffs, Inc	199
17,376	e*	Coeur d'Alene Mines Corp	62
2,939	e	Foundation Coal Holdings, Inc	119
23,322		Freeport-McMoRan Copper & Gold, Inc (Class B)	1,932
7,406	e*	Hecla Mining Co	63
2,908	e*	Idaho General Mines, Inc	18
26,155		Newmont Mining Corp	1,022
3,261	e*	Rosetta Resources, Inc	70
1,140	e	Royal Gold, Inc	27
1,718	e*	ShengdaTech, Inc	9
4,398	e	Southern Copper Corp	415
1,968	e*	Stillwater Mining Co	22
3,188	*	Uranium Resources, Inc	35
2,885	*	US Gold Corp	16
		TOTAL METAL MINING	4,081

MISCELLANEOUS MANUFACTURING INDUSTRIES - 0.60%
988	*	Armstrong World Industries, Inc	49
1,544		Blyth, Inc	41
4,691	e	Callaway Golf Co	83
2,087	e	Daktronics, Inc	45
9,381	e	Fortune Brands, Inc	773
9,750		Hasbro, Inc	306
1,657	e*	Jakks Pacific, Inc	47
3,216	e*	K2, Inc	49
1,066	e	Marine Products Corp	9
24,326		Mattel, Inc	615
2,137	e	Nautilus, Inc	26
1,217	*	RC2 Corp	49
700	e*	Russ Berrie & Co, Inc	13
2,343	e*	Shuffle Master, Inc	39
467		Steinway Musical Instruments, Inc	16
119,967	*	Tyco International Ltd	4,054
		TOTAL MISCELLANEOUS MANUFACTURING INDUSTRIES	6,214

MISCELLANEOUS RETAIL - 1.34%
1,264	e*	1-800-FLOWERS.COM, Inc (Class A)	12
872	e*	AC Moore Arts & Crafts, Inc	17
18,672	e*	Amazon.com, Inc	1,277
3,240		Barnes & Noble, Inc	125
24,215		Best Buy Co, Inc	1,130
1,412	e	Big 5 Sporting Goods Corp	36
1,004	e*	Blue Nile, Inc	61
921	e	Books-A-Million, Inc	16
3,769	e	Borders Group, Inc	72
968	e*	Build-A-Bear Workshop, Inc	25
2,000		Cash America International, Inc	79
3,306	e*	CKX, Inc	46
3,853	e*	Coldwater Creek, Inc	89
95,382		CVS Corp	3,477
2,338	e*	Dick's Sporting Goods, Inc	136
5,966	*	Dollar Tree Stores, Inc	260

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

			VALUE
SHARES			(000)
2,322	e*	Ezcorp, Inc (Class A)	$31
1,606	e*	GSI Commerce, Inc	36
2,439	e*	Hibbett Sports, Inc	67
2,107		Longs Drug Stores Corp	111
2,547		MSC Industrial Direct Co (Class A)	140
2,071	e*	Nutri/System, Inc	145
16,820	*	Office Depot, Inc	510
4,584	e	OfficeMax, Inc	180
840	e*	Overstock.com, Inc	15
8,307		Petsmart, Inc	270
2,296	*	Priceline.com, Inc	158
811	e	Pricesmart, Inc	20
28,501	e*	Rite Aid Corp	182
4,939	*	Sears Holdings Corp	837
895	*	Shutterfly, Inc	19
1,250	e*	Stamps.com, Inc	17
43,747		Staples, Inc	1,038
461	e	Systemax, Inc	10
8,340		Tiffany & Co	442
1,504	e*	Valuevision International, Inc (Class A)	17
61,006		Walgreen Co	2,656
1,783	e	World Fuel Services Corp	75
3,026	e*	Zale Corp	72
933	e*	Zumiez, Inc	35
		TOTAL MISCELLANEOUS RETAIL	13,941

MOTION PICTURES - 1.14%
2,781	e*	Avid Technology, Inc	98
12,560	e*	Blockbuster, Inc (Class A)	54
840	e	Carmike Cinemas, Inc	18
39,287		CBS Corp (Class B)	1,309
1,605	e*	Cinemark Holdings Inc	29
17,200	*	Discovery Holding Co (Class A)	395
4,014	e*	DreamWorks Animation SKG, Inc (Class A)	116
1,016	e*	Gaiam, Inc (Class A)	18
3,427	e*	Macrovision Corp	103
2,600	e*	National CineMedia, Inc	73
139,403		News Corp (Class A)	2,957
3,910	e	Regal Entertainment Group (Class A)	86
8,960	*	Time Warner Telecom, Inc (Class A)	180
230,399		Time Warner, Inc	4,848
37,954	*	Viacom, Inc (Class B)	1,580
		TOTAL MOTION PICTURES	11,864

MUSEUMS, BOTANICAL, ZOOLOGICAL GARDENS - 0.00%**
1,793	e*	Premier Exhibitions, Inc	28
		TOTAL MUSEUMS, BOTANICAL, ZOOLOGICAL GARDENS	28

NONDEPOSITORY INSTITUTIONS - 1.78%
1,284	e*	Accredited Home Lenders Holding Co	18
4,592	e	Advance America Cash Advance Centers, Inc	81
2,254		Advanta Corp (Class B)	70
9,823	e	American Capital Strategies Ltd	418
63,350		American Express Co	3,876
6,944	e*	AmeriCredit Corp	184
3,510	e	Ares Capital Corp	59

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

			VALUE
SHARES			(000)
645	e	Asta Funding, Inc	$25
8,541		Broadridge Financial Solutions, Inc	163
25,423		Capital One Financial Corp	1,994
6,701	e	CapitalSource, Inc	165
3,111	e	Centerline Holding Co	56
11,733	e	CIT Group, Inc	643
1,233	e*	CompuCredit Corp	43
36,308		Countrywide Financial Corp	1,320
611	e*	Credit Acceptance Corp	16
1,013		Delta Financial Corp	12
966	e*	Encore Capital Group, Inc	12
59,521		Fannie Mae	3,889
591	e	Federal Agricultural Mortgage Corp (Class C)	20
1,621	e	Financial Federal Corp	48
1,630	*	First Cash Financial Services, Inc	38
3,742	e	First Marblehead Corp	145
40,467		Freddie Mac	2,456
3,300	e*	Freedom Acquisition Holding, Inc	36
1,426	e	Hercules Technology Growth Capital, Inc	19
1,938	e*	Information Services Group, Inc	15
2,956	e*	INVESTools, Inc	29
893		Kohlberg Capital Corp	17
2,305	e*	Marathon Acquisition Corp	18
3,210	e	MCG Capital Corp	51
1,165	e	Nelnet, Inc (Class A)	29
812	e*	NewStar Financial, Inc	12
1,181	e	NGP Capital Resources Co	20
1,557	e*	NTR Acquisition Co	15
2,600	e*	Ocwen Financial Corp	35
1,115	e	Patriot Capital Funding, Inc	17
3,083	*	PHH Corp	96
25,169		SLM Corp	1,449
258		Student Loan Corp	53
1,200	e	Technology Investment Capital Corp	19
7,626		Textron, Inc	840
1,332	e*	World Acceptance Corp	57
		TOTAL NONDEPOSITORY INSTITUTIONS	18,578

NONMETALLIC MINERALS, EXCEPT FUELS - 0.09%
1,482	e	AMCOL International Corp	41
2,075	e	Compass Minerals International, Inc	72
2,887	e	Florida Rock Industries, Inc	195
5,826	e	Vulcan Materials Co	667
		TOTAL NONMETALLIC MINERALS, EXCEPT FUELS	975

OIL AND GAS EXTRACTION - 3.03%
28,385		Anadarko Petroleum Corp	1,476
142	e	APCO Argentina, Inc	12
695	e*	Arena Resources, Inc	40
1,428	e	Atlas America, Inc	77
1,212	e*	ATP Oil & Gas Corp	59
1,792	e*	Atwood Oceanics, Inc	123
19,711		Baker Hughes, Inc	1,658
2,507	e*	Basic Energy Services, Inc	64
2,505	e	Berry Petroleum Co (Class A)	94
1,840	e*	Bill Barrett Corp	68

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

			VALUE
SHARES			(000)
17,947		BJ Services Co	$510
905	e*	Bois d'Arc Energy, Inc	15
2,914	e*	Brigham Exploration Co	17
1,573	e*	Bronco Drilling Co, Inc	26
1,379	e*	Cal Dive International, Inc	23
1,319	*	Callon Petroleum Co	19
6,928	*	Cameron International Corp	495
1,285	e*	Carrizo Oil & Gas, Inc	53
3,135	e*	Cheniere Energy, Inc	122
26,892	e	Chesapeake Energy Corp	931
5,089	e	Cimarex Energy Co	201
632	e*	Clayton Williams Energy, Inc	17
1,794	e*	CNX Gas Corp	55
2,526	e*	Complete Production Services, Inc	65
2,751	e*	Comstock Resources, Inc	82
811	e*	Contango Oil & Gas Co	29
1,798	*	Continental Resources, Inc	29
474	e*	Dawson Geophysical Co	29
4,024	e*	Delta Petroleum Corp	81
7,600	*	Denbury Resources, Inc	285
4,143	e	Diamond Offshore Drilling, Inc	421
1,723	e*	Edge Petroleum Corp	24
3,307	e*	Encore Acquisition Co	92
2,129	e*	Energy Partners Ltd	36
9,113		ENSCO International, Inc	556
7,432		Equitable Resources, Inc	368
3,362	e*	EXCO Resources, Inc	59
4,016	*	Forest Oil Corp	170
2,157	e*	FX Energy, Inc	20
1,949	e*	GeoGlobal Resources, Inc	10
424	*	Geokinetics, Inc	13
5,603	*	Global Industries Ltd	150
13,861	e	GlobalSantaFe Corp	1,001
515	e*	GMX Resources, Inc	18
939	e*	Goodrich Petroleum Corp	33
11,559	e*	Grey Wolf, Inc	95
853	e*	Gulfport Energy Corp	17
55,913		Halliburton Co	1,929
5,682	e*	Hanover Compressor Co	136
2,496	e*	Harvest Natural Resources, Inc	30
5,725	e*	Helix Energy Solutions Group, Inc	228
6,324	e	Helmerich & Payne, Inc	224
1,628	e*	Hercules Offshore, Inc	53
2,005	*	Horizon Offshore, Inc	39
597		Kayne Anderson Energy Development Co	15
5,069	*	Mariner Energy, Inc	123
1,692	e*	McMoRan Exploration Co	24
6,041	*	Meridian Resource Corp	18
16,719	e*	Nabors Industries Ltd	558
10,940	*	National Oilwell Varco, Inc	1,140
5,171	e*	Newpark Resources, Inc	40
8,138		Noble Corp	794
3,462	*	Oceaneering International, Inc	182
6,456	*	Oilsands Quest, Inc	16
2,048	e*	Parallel Petroleum Corp	45
6,555	*	Parker Drilling Co	69

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

			VALUE
SHARES			(000)
9,595		Patterson-UTI Energy, Inc	$251
2,296	e	Penn Virginia Corp	92
361	m,v*	PetroCorp	-	^
10,359	e*	PetroHawk Energy Corp	164
1,000	e*	Petroleum Development Corp	48
2,768	e*	Petroquest Energy, Inc	40
2,681	*	Pioneer Drilling Co	40
7,624	e	Pioneer Natural Resources Co	371
4,385	*	Plains Exploration & Production Co	210
3,511	e	Pogo Producing Co	178
10,147	*	Pride International, Inc	380
3,296	e*	Quicksilver Resources, Inc	147
9,058		Range Resources Corp	339
6,954	e	Rowan Cos, Inc	285
1,462	e	RPC, Inc	25
72,092		Schlumberger Ltd	6,124
1,453	*	SEACOR Holdings, Inc	136
12,286		Smith International, Inc	720
10,405	*	Southwestern Energy Co	463
3,800		St. Mary Land & Exploration Co	139
1,752	*	Stone Energy Corp	60
2,208	e*	Sulphco, Inc	8
5,049	*	Superior Energy Services	202
615	*	Superior Offshore International, Inc	11
720	e*	Superior Well Services, Inc	18
1,701	e*	Swift Energy Co	73
4,457	e*	Tetra Technologies, Inc	126
3,448	e	Tidewater, Inc	244
3,535	*	Todco	167
942	e*	Toreador Resources Corp	14
17,534	e*	Transocean, Inc	1,858
755	e*	Trico Marine Services, Inc	31
1,841	e*	TXCO Resources, Inc	19
500	*	Union Drilling, Inc	8
2,793	*	Unit Corp	176
3,680	e*	Vaalco Energy, Inc	18
764	e*	Venoco, Inc	14
1,693	e	W&T Offshore, Inc	47
3,436	e*	Warren Resources, Inc	40
20,642	*	Weatherford International Ltd	1,140
1,989	*	W-H Energy Services, Inc	123
2,386	*	Whiting Petroleum Corp	97
1,595	e*	Willbros Group, Inc	47
22,541		XTO Energy, Inc	1,355
		TOTAL OIL AND GAS EXTRACTION	31,549

PAPER AND ALLIED PRODUCTS - 0.53%
6,403		Bemis Co	212
3,449	e	Bowater, Inc	86
2,317	*	Buckeye Technologies, Inc	36
3,345	e*	Cenveo, Inc	78
1,356	e*	Chesapeake Corp	17
26,945	*	Domtar Corporation	301
2,970	e	Glatfelter	40
4,634	e*	Graphic Packaging Corp	22
2,066		Greif, Inc (Class A)	123

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

			VALUE
SHARES			(000)
26,643	e	International Paper Co	$1,040
27,907		Kimberly-Clark Corp	1,867
11,293	e	MeadWestvaco Corp	399
1,971	e*	Mercer International, Inc	20
1,075	e	Neenah Paper, Inc	44
4,643		Packaging Corp of America	118
3,621	*	Playtex Products, Inc	54
1,984	e	Rock-Tenn Co (Class A)	63
1,040		Schweitzer-Mauduit International, Inc	32
15,753	*	Smurfit-Stone Container Corp	210
6,153		Sonoco Products Co	263
6,477	e	Temple-Inland, Inc	399
3,174	e	Wausau Paper Corp	43
		TOTAL PAPER AND ALLIED PRODUCTS	5,467

PERSONAL SERVICES - 0.15%
8,286		Cintas Corp	327
1,720	e	Coinmach Service Corp (Class A)	23
2,067	e*	Coinstar, Inc	65
316		CPI Corp	22
1,405	e	G & K Services, Inc (Class A)	56
19,744	e	H&R Block, Inc	461
2,055	e	Jackson Hewitt Tax Service, Inc	58
2,615		Regis Corp	100
5,024	e*	Sally Beauty Holdings, Inc	45
17,997		Service Corp International	230
1,036	*	Steiner Leisure Ltd	51
864		Unifirst Corp	38
2,092	e	Weight Watchers International, Inc	106
		TOTAL PERSONAL SERVICES	1,582

PETROLEUM AND COAL PRODUCTS - 6.30%
783	e	Alon USA Energy, Inc	34
20,252		Apache Corp	1,652
3,437		Ashland, Inc	220
5,926		Cabot Oil & Gas Corp	219
131,478		Chevron Corp	11,076
99,977		ConocoPhillips	7,848
683	e	Delek US Holdings, Inc	18
27,223		Devon Energy Corp	2,131
14,962		EOG Resources, Inc	1,093
344,705		Exxon Mobil Corp	28,914
6,733	e	Frontier Oil Corp	295
2,769	e*	Headwaters, Inc	48
17,001		Hess Corp	1,002
2,772		Holly Corp	206
41,954		Marathon Oil Corp	2,516
11,508		Murphy Oil Corp	684
7,953	*	Newfield Exploration Co	362
10,456		Noble Energy, Inc	652
51,013		Occidental Petroleum Corp	2,953
7,430		Sunoco, Inc	592
8,359		Tesoro Corp	478
33,585		Valero Energy Corp	2,481
1,100	e	WD-40 Co	36
1,509	e	Western Refining, Inc	87
		TOTAL PETROLEUM AND COAL PRODUCTS	65,597

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

			VALUE
SHARES			(000)

PIPELINES, EXCEPT NATURAL GAS - 0.10%
38,633		Spectra Energy Corp	$1,003
		TOTAL PIPELINES, EXCEPT NATURAL GAS	1,003

PRIMARY METAL INDUSTRIES - 1.07%
6,655	e*	AK Steel Holding Corp	249
53,179		Alcoa, Inc	2,155
6,314	e	Allegheny Technologies, Inc	662
2,599	e	Belden CDT, Inc	144
1,200	e*	Brush Engineered Materials, Inc	50
1,656	e	Carpenter Technology Corp	216
1,483	e*	Century Aluminum Co	81
2,869		Chaparral Steel Co	206
526	*	Claymont Steel, Inc	11
528	e*	Coleman Cable, Inc	14
3,800	e*	CommScope, Inc	222
96,206	*	Corning, Inc	2,458
1,511	e	Encore Wire Corp	44
3,250	e*	General Cable Corp	246
1,633	e	Gibraltar Industries, Inc	36
718	*	Haynes International, Inc	61
3,639	e	Hubbell, Inc (Class B)	197
659	e*	LB Foster Co (Class A)	19
1,977	e	Matthews International Corp (Class A)	86
2,431	e	Mueller Industries, Inc	84
538	e*	Northwest Pipe Co	19
18,455		Nucor Corp	1,082
529		Olympic Steel, Inc	15
8,421		Precision Castparts Corp	1,022
2,169	e	Quanex Corp	106
1,496	*	RTI International Metals, Inc	113
1,362	e	Schnitzer Steel Industries, Inc (Class A)	65
5,792		Steel Dynamics, Inc	243
1,141	*	Superior Essex, Inc	43
1,597	e	Texas Industries, Inc	125
4,472	e*	Titanium Metals Corp	143
1,864	e	Tredegar Corp	40
7,234		United States Steel Corp	787
400	e*	Universal Stainless & Alloy	14
813	e*	Wheeling-Pittsburgh Corp	15
4,206	e	Worthington Industries, Inc	91
		TOTAL PRIMARY METAL INDUSTRIES	11,164

PRINTING AND PUBLISHING - 0.58%
2,726	e*	ACCO Brands Corp	63
3,442	e	American Greetings Corp (Class A)	97
5,182		Belo (A.H.) Corp (Class A)	107
2,400		Bowne & Co, Inc	47
734	*	Consolidated Graphics, Inc	51
594	e	Courier Corp	24
269	e	CSS Industries, Inc	11
3,653		Dow Jones & Co, Inc	210
3,752		Dun & Bradstreet Corp	386
1,693		Ennis, Inc	40

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

			VALUE
SHARES			(000)
5,407	e	EW Scripps Co (Class A)	$247
14,354		Gannett Co, Inc	789
821	e	GateHouse Media, Inc	15
3,041		Harte-Hanks, Inc	78
3,097		John Wiley & Sons, Inc (Class A)	150
2,807		Journal Communications, Inc (Class A)	36
2,965		Lee Enterprises, Inc	62
1,522	e	Martha Stewart Living Omnimedia, Inc (Class A)	26
2,758	e	McClatchy Co (Class A)	70
20,992		McGraw-Hill Cos, Inc	1,429
1,459		Media General, Inc (Class A)	48
2,178		Meredith Corp	134
343		Multi-Color Corp	13
8,530	e	New York Times Co (Class A)	217
945	e*	Playboy Enterprises, Inc (Class B)	11
16,293	e*	Primedia, Inc	46
4,232	*	R.H. Donnelley Corp	321
13,466		R.R. Donnelley & Sons Co	586
977	e	Schawk, Inc	20
2,073	e*	Scholastic Corp	74
1,179	e	Standard Register Co	13
4,875	e*	Sun-Times Media Group, Inc (Class A)	26
5,102	e	Tribune Co	150
3,018	e*	Valassis Communications, Inc	52
2,630	e*	VistaPrint Ltd	101
356		Washington Post Co (Class B)	276
		TOTAL PRINTING AND PUBLISHING	6,026

RAILROAD TRANSPORTATION - 0.64%
21,787		Burlington Northern Santa Fe Corp	1,855
26,748		CSX Corp	1,206
2,172	e	Florida East Coast Industries	180
2,350	e*	Genesee & Wyoming, Inc (Class A)	70
4,812	e*	Kansas City Southern Industries, Inc	181
24,054		Norfolk Southern Corp	1,265
16,485		Union Pacific Corp	1,898
		TOTAL RAILROAD TRANSPORTATION	6,655

REAL ESTATE - 0.13%
11,914	*	CB Richard Ellis Group, Inc (Class A)	435
378	e	Consolidated-Tomoka Land Co	26
4,444	e	Forest City Enterprises, Inc (Class A)	273
982	*	Grubb & Ellis Co	11
2,306		Jones Lang LaSalle, Inc	262
1,663	e*	LoopNet, Inc	39
2,802	*	Meruelo Maddux Properties, Inc	23
4,678	e	St. Joe Co	217
7,137	e	Stewart Enterprises, Inc (Class A)	56
297	e*	Stratus Properties, Inc	10
1,468		Thomas Properties Group, Inc	23
		TOTAL REAL ESTATE	1,375

RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS - 0.30%
464	*	AEP Industries, Inc	21
3,774		Cooper Tire & Rubber Co	104
781	e*	Deckers Outdoor Corp	79

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

			VALUE
SHARES			(000)
12,989	*	Goodyear Tire & Rubber Co	$452
881	e*	Metabolix, Inc	22
17,073		Newell Rubbermaid, Inc	502
21,792		Nike, Inc (Class B)	1,270
1,704	e	Schulman (A.), Inc	41
9,876		Sealed Air Corp	306
809	*	Skechers U.S.A., Inc (Class A)	24
2,188	e	Spartech Corp	58
1,479		Titan International, Inc	47
714	e*	Trex Co, Inc	14
3,650		Tupperware Corp	105
2,075	e	West Pharmaceutical Services, Inc	98
		TOTAL RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS	3,143

SECURITY AND COMMODITY BROKERS - 3.24%
4,686		A.G. Edwards, Inc	396
14,393		Ameriprise Financial, Inc	915
7,281	e	Bear Stearns Cos, Inc	1,019
3,906	e	BlackRock, Inc	612
1,547	e	Calamos Asset Management, Inc (Class A)	40
3,303	e	Cbot Holdings, Inc (Class A)	682
63,567		Charles Schwab Corp	1,304
2,135		Chicago Mercantile Exchange Holdings, Inc	1,141
1,086	e	Cohen & Steers, Inc	47
994	*	Cowen Group, Inc	18
26,134	*	E*Trade Financial Corp	577
7,400		Eaton Vance Corp	327
528		Evercore Partners, Inc (Class A)	16
351	e*	FCStone Group, Inc	20
5,905		Federated Investors, Inc (Class B)	226
10,588	e	Franklin Resources, Inc	1,403
448	e	GAMCO Investors, Inc (Class A)	25
982	e*	GFI Group, Inc	71
24,478		Goldman Sachs Group, Inc	5,306
1,134	e	Greenhill & Co, Inc	78
2,464	e*	Interactive Brokers Group, Inc (Class A)	67
4,300	e*	IntercontinentalExchange, Inc	636
2,414	e	International Securities Exchange, Inc	158
2,790	*	Investment Technology Group, Inc	121
11,335	e	Janus Capital Group, Inc	316
7,640		Jefferies Group, Inc	206
1,786	e*	KBW, Inc	52
6,754	*	Knight Capital Group, Inc (Class A)	112
3,465	e*	LaBranche & Co, Inc	26
6,023	e*	Ladenburg Thalmann Financial Services, Inc	14
3,156	e	Lazard Ltd (Class A)	142
8,021		Legg Mason, Inc	789
32,581		Lehman Brothers Holdings, Inc	2,428
1,518	e*	MarketAxess Holdings, Inc	27
53,112		Merrill Lynch & Co, Inc	4,439
64,471		Morgan Stanley	5,408
913	e*	Morningstar, Inc	43
6,885	*	Nasdaq Stock Market, Inc	205
5,100	e	Nuveen Investments, Inc (Class A)	317
5,636	e	Nymex Holdings, Inc	708
16,419	e	NYSE Euronext	1,209

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

			VALUE
SHARES			(000)
2,681	e	optionsXpress Holdings, Inc	$69
879	*	Penson Worldwide, Inc	22
1,153	*	Piper Jaffray Cos	64
6,123		Raymond James Financial, Inc	189
870	e	Sanders Morris Harris Group, Inc	10
8,370	e	SEI Investments Co	243
766	e*	Stifel Financial Corp	45
1,726	e	SWS Group, Inc	37
16,920		T Rowe Price Group, Inc	878
15,926	e*	TD Ameritrade Holding Corp	318
1,322	e*	Thomas Weisel Partners Group, Inc	22
702	e	US Global Investors, Inc (Class A)	16
98		Value Line, Inc	4
5,415		Waddell & Reed Financial, Inc (Class A)	141
1,311		WP Stewart & Co Ltd	14
		TOTAL SECURITY AND COMMODITY BROKERS	33,718

SOCIAL SERVICES - 0.01%
1,834	*	Bright Horizons Family Solutions, Inc	71
1,396	*	Capital Senior Living Corp	13
617	e*	Providence Service Corp	17
1,211	*	Res-Care, Inc	26
		TOTAL SOCIAL SERVICES	127

SPECIAL TRADE CONTRACTORS - 0.07%
246	e	Alico, Inc	15
1,884	*	AsiaInfo Holdings, Inc	18
1,567		Chemed Corp	104
2,673		Comfort Systems USA, Inc	38
2,650	e*	Dycom Industries, Inc	79
1,956	*	EMCOR Group, Inc	143
1,632	e*	Insituform Technologies, Inc (Class A)	36
987	e*	Integrated Electrical Services, Inc	32
685	e*	Layne Christensen Co	28
6,847	e*	Quanta Services, Inc	210
		TOTAL SPECIAL TRADE CONTRACTORS	703

STONE, CLAY, AND GLASS PRODUCTS - 0.49%
44,057		3M Co	3,824
2,068		Apogee Enterprises, Inc	57
1,565	e*	Cabot Microelectronics Corp	56
1,443	e	CARBO Ceramics, Inc	63
2,941	e	Eagle Materials, Inc	144
8,722	e	Gentex Corp	172
862	e	Libbey, Inc	19
5,902	e*	Owens Corning, Inc	198
9,456	*	Owens-Illinois, Inc	331
2,151	e*	US Concrete, Inc	19
5,000	e*	USG Corp	245
		TOTAL STONE, CLAY, AND GLASS PRODUCTS	5,128

TEXTILE MILL PRODUCTS - 0.01%
404	e*	Heelys, Inc	10
874		Oxford Industries, Inc	39
905	e	Xerium Technologies, Inc	7
		TOTAL TEXTILE MILL PRODUCTS	56

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

			VALUE
SHARES			(000)

TOBACCO PRODUCTS - 1.04%
128,664		Altria Group, Inc	$9,025
5,849		Loews Corp (Carolina Group)	452
10,479	e	Reynolds American, Inc	683
1,760	e	Universal Corp	107
9,797	e	UST, Inc	526
2,291	e	Vector Group Ltd	52
		TOTAL TOBACCO PRODUCTS	10,845

TRANSPORTATION BY AIR - 0.51%
3,864	e*	ABX Air, Inc	31
677	e*	Air Methods Corp	25
5,873	e*	Airtran Holdings, Inc	64
2,436	e*	Alaska Air Group, Inc	68
326	e*	Allegiant Travel Co	10
14,725	e*	AMR Corp	388
809	e*	Atlas Air Worldwide Holdings, Inc	48
1,471	e*	Bristow Group, Inc	73
5,828	e*	Continental Airlines, Inc (Class B)	197
1,058	e	Copa Holdings S.A. (Class A)	71
14,662	*	Delta Air Lines, Inc	289
1,894	*	EGL, Inc	88
2,603	e*	ExpressJet Holdings, Inc	15
18,827		FedEx Corp	2,089
11,166	e*	JetBlue Airways Corp	131
1,480	e*	Midwest Air Group, Inc	22
16,113	*	Northwest Airlines Corp	358
882	e*	PHI, Inc	26
1,228	*	Pinnacle Airlines Corp	23
2,007	e*	Republic Airways Holdings, Inc	41
4,035		Skywest, Inc	96
47,731	e	Southwest Airlines Co	712
6,915	e*	UAL Corp	281
4,982	*	US Airways Group, Inc	151
		TOTAL TRANSPORTATION BY AIR	5,297

TRANSPORTATION EQUIPMENT - 2.51%
1,197	e	A.O. Smith Corp	48
2,061	e*	AAR Corp	68
1,493	*	Accuride Corp	23
418	e*	Aerovironment, Inc	9
1,438	*	Aftermarket Technology Corp	43
2,719	e	American Axle & Manufacturing Holdings, Inc	81
569		American Railcar Industries, Inc	22
1,306	*	Amerigon, Inc	23
1,100	e	Arctic Cat, Inc	22
4,699	e	ArvinMeritor, Inc	104
4,871		Autoliv, Inc	277
5,637	*	BE Aerospace, Inc	233
48,169		Boeing Co	4,632
5,519		Brunswick Corp	180
3,374	e	Clarcor, Inc	126
940	*	Comtech Group, Inc	16
3,359	e	Federal Signal Corp	53
3,728	e*	Fleetwood Enterprises, Inc	34

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

			VALUE
SHARES			(000)
4,014	e*	Force Protection, Inc	$83
110,789	e*	Ford Motor Co	1,044
809	e	Freightcar America, Inc	39
3,656	e*	GenCorp, Inc	48
24,767		General Dynamics Corp	1,937
29,499	e	General Motors Corp	1,115
516	e*	GenTek, Inc	18
10,412		Genuine Parts Co	516
7,651		Goodrich Corp	456
869	e	Greenbrier Cos, Inc	26
1,580	e	Group 1 Automotive, Inc	64
15,753		Harley-Davidson, Inc	939
5,143		Harsco Corp	267
5,897	e*	Hayes Lemmerz International, Inc	32
1,585	e	Heico Corp	67
11,115		ITT Industries, Inc	759
1,612		Kaman Corp	50
21,539		Lockheed Martin Corp	2,027
598	*	Miller Industries, Inc	15
1,720	e	Monaco Coach Corp	25
661	e	Noble International Ltd	14
21,110		Northrop Grumman Corp	1,644
3,572	*	Orbital Sciences Corp	75
4,528	e	Oshkosh Truck Corp	285
15,196		Paccar, Inc	1,323
7,965	*	Pactiv Corp	254
2,188	e	Polaris Industries, Inc	118
27,152		Raytheon Co	1,463
420	e*	Sequa Corp (Class A)	47
1,983	e	Spartan Motors, Inc	34
4,145	e*	Spirit Aerosystems Holdings, Inc (Class A)	149
990		Standard Motor Products, Inc	15
1,631	e	Superior Industries International, Inc	35
2,719	*	Tenneco, Inc	95
2,119	e	Thor Industries, Inc	96
723	e*	TransDigm Group, Inc	29
5,080	e	Trinity Industries, Inc	221
1,126	e	Triumph Group, Inc	74
2,648	*	TRW Automotive Holdings Corp	98
60,826		United Technologies Corp	4,314
7,954	e*	Visteon Corp	64
2,193	e	Wabash National Corp	32
3,132		Westinghouse Air Brake Technologies Corp	114
1,944	e	Winnebago Industries, Inc	57
		TOTAL TRANSPORTATION EQUIPMENT	26,171

TRANSPORTATION SERVICES - 0.18%
1,330	e	Ambassadors Group, Inc	47
446	e	Ambassadors International, Inc	15
10,400		CH Robinson Worldwide, Inc	546
783	e*	Dynamex, Inc	20
13,398		Expeditors International Washington, Inc	553
2,972		GATX Corp	146
2,568	*	HUB Group, Inc (Class A)	90
4,899	e*	Lear Corp	175
2,493	e	Pacer International, Inc	59

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

			VALUE
SHARES			(000)
1,588		Ship Finance International Ltd	$47
6,068		UTI Worldwide, Inc	163
		TOTAL TRANSPORTATION SERVICES	1,861

TRUCKING AND WAREHOUSING - 0.38%
1,500	e	Arkansas Best Corp	58
1,483	e*	Celadon Group, Inc	24
2,934		Con-way, Inc	147
1,949	e	Forward Air Corp	66
3,489		Heartland Express, Inc	57
5,941		J.B. Hunt Transport Services, Inc	174
3,656		Landstar System, Inc	176
952	e*	Marten Transport Ltd	17
1,717	e*	Old Dominion Freight Line	52
103	e*	Patriot Transportation Holding, Inc	9
900	*	Saia, Inc	25
40,944		United Parcel Service, Inc (Class B)	2,989
200	e*	Universal Truckload Services, Inc	4
2,855	e	Werner Enterprises, Inc	58
3,617	e*	YRC Worldwide, Inc	133
		TOTAL TRUCKING AND WAREHOUSING	3,989

WATER TRANSPORTATION - 0.27%
2,650		Alexander & Baldwin, Inc	141
3,978	e*	American Commercial Lines, Inc	104
829	e	Arlington Tankers Ltd	24
24,717	e	Carnival Corp	1,205
1,332	e	Double Hull Tankers, Inc	21
2,567	e	Eagle Bulk Shipping, Inc	57
2,383	e	Frontline Ltd	109
1,084	e	Genco Shipping & Trading Ltd	45
680	e	General Maritime Corp	18
2,142	e	Golar LNG Ltd	36
1,244	e*	Gulfmark Offshore, Inc	64
2,063		Horizon Lines, Inc (Class A)	68
1,586	e*	Hornbeck Offshore Services, Inc	61
3,407	*	Kirby Corp	131
1,036	e	Knightsbridge Tankers Ltd	32
1,459		Nordic American Tanker Shipping	60
2,450	*	Odyssey Marine Exploration, Inc	15
1,898	e	Overseas Shipholding Group, Inc	154
6,896	e	Royal Caribbean Cruises Ltd	296
2,303	e	Teekay Corp	133
931	*	Ultrapetrol Bahamas Ltd	22
		TOTAL WATER TRANSPORTATION	2,796

WHOLESALE TRADE-DURABLE GOODS - 0.41%
442	e*	1-800 Contacts, Inc	10
2,158	e	Agilysys, Inc	48
3,106	e	Applied Industrial Technologies, Inc	92
7,511	*	Arrow Electronics, Inc	289
2,819	e	Barnes Group, Inc	89
2,807	e*	Beacon Roofing Supply, Inc	48
691	e	BlueLinx Holdings, Inc	7
3,472		BorgWarner, Inc	299
1,739	e	Building Material Holding Corp	25

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

			VALUE
SHARES			(000)
702		Castle (A.M.) & Co	$25
1,444	e*	Conceptus, Inc	28
7,074	*	Cytyc Corp	305
1,490	*	Digi International, Inc	22
1,195	e*	Drew Industries, Inc	40
2,198	e*	Genesis Microchip, Inc	20
573	e*	Hansen Medical, Inc	11
800	e*	Houston Wire & Cable Co	23
6,606		IKON Office Solutions, Inc	103
8,393	*	Ingram Micro, Inc (Class A)	182
3,362	*	Insight Enterprises, Inc	76
1,758	e*	Interline Brands, Inc	46
1,077	*	Keystone Automotive Industries, Inc	44
3,799	e	Knight Transportation, Inc	74
300		Lawson Products, Inc	12
2,896	e*	LKQ Corp	71
2,610	e	Martin Marietta Materials, Inc	423
300	*	MWI Veterinary Supply, Inc	12
2,729	e	Owens & Minor, Inc	95
8,816	*	Patterson Cos, Inc	328
2,583	e	PEP Boys-Manny Moe & Jack	52
3,009	e	Pool Corp	117
4,604	e*	PSS World Medical, Inc	84
4,138		Reliance Steel & Aluminum Co	233
1,287	*	RSC Holdings, Inc	26
1,661	e	Ryerson Tull, Inc	62
1,634	e*	Solera Holdings, Inc	32
3,376	*	Tech Data Corp	130
696	e*	TomoTherapy, Inc	15
2,317	*	Tyler Technologies, Inc	29
4,714		W.W. Grainger, Inc	439
2,793	*	WESCO International, Inc	169
744	e*	West Marine, Inc	10
		TOTAL WHOLESALE TRADE-DURABLE GOODS	4,245

WHOLESALE TRADE-NONDURABLE GOODS - 0.61%
4,181		Airgas, Inc	200
2,860	e*	Akorn, Inc	20
5,454	*	Alliance One International, Inc	55
3,382	e*	Allscripts Healthcare Solutions, Inc	86
896	e	Andersons, Inc	41
1,953	e*	Bare Escentuals, Inc	67
1,671	e*	Beijing Med-Pharm Corp	18
4,745	e	Brown-Forman Corp (Class B)	347
23,534		Cardinal Health, Inc	1,662
2,137	e*	Central European Distribution Corp	74
638	*	Core-Mark Holding Co, Inc	23
7,952	e	Dean Foods Co	253
8,175	*	Endo Pharmaceuticals Holdings, Inc	280
1,588	e*	Fresh Del Monte Produce, Inc	40
284	e*	Green Mountain Coffee Roasters, Inc	22
2,432	e*	Hain Celestial Group, Inc	66
5,563	*	Henry Schein, Inc	297
2,657	e	Herbalife Ltd	105
9,318	e	Idearc, Inc	329
500	e	Kenneth Cole Productions, Inc (Class A)	12

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

			VALUE
SHARES			(000)
1,430	e	K-Swiss, Inc (Class A)	$41
901	e*	LSB Industries, Inc	19
231	e*	Maui Land & Pineapple Co, Inc	8
3,315	e	Men's Wearhouse, Inc	169
1,570		Myers Industries, Inc	35
785	e	Nash Finch Co	39
3,094	e	Nu Skin Enterprises, Inc (Class A)	51
1,009	e*	Nuco2, Inc	26
804	e*	Perry Ellis International, Inc	26
1,539	e*	School Specialty, Inc	55
2,212	e*	Source Interlink Cos, Inc	11
1,382	e	Spartan Stores, Inc	45
2,696		Stride Rite Corp	55
38,300		Sysco Corp	1,264
5,668	e*	Terra Industries, Inc	144
2,117	e*	Tractor Supply Co	110
2,582	e*	United Natural Foods, Inc	69
1,702	*	United Stationers, Inc	113
423	e	Valhi, Inc	7
849	e*	Volcom, Inc	43
		TOTAL WHOLESALE TRADE-NONDURABLE GOODS	6,327

		TOTAL COMMON STOCKS	1,039,910
		(Cost $669,703)

SHORT-TERM INVESTMENTS - 15.36%

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 15.36%
159,914,105		State Street Navigator Securities Lending Prime Portfolio	159,914
		TOTAL INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED	159,914

		TOTAL SHORT-TERM INVESTMENTS	159,914
		(Cost $159,914)

		TOTAL PORTFOLIO - 115.25%	1,199,824
		(Cost $829,617)
		OTHER ASSETS & LIABILITIES, NET - (15.25%)	(158,727)

		NET ASSETS - 100.00%	$1,041,097

	*	Non-income producing.

	**	Percentage represents less than 0.01%.

	^	Amount represents less than $1,000.

	e	All or a portion of these securities are out on loan.

	m	Indicates a security that has been deemed illiquid.

	v	Security valued at fair value.

Cost amounts are in thousands.

For ease of presentation, we have grouped a number of industry classification categories together in the Statement of Investments. Note that the Accounts use more specific industry categories in following their investment limitations on industry concentration.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not Applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not Applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not Applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees.

Item 11. Controls and Procedures.

          (a) An evaluation was performed within 90 days from the date hereof under the supervision of the Registrant’s management, including the principal executive officer and principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures. Based on that evaluation, the Registrant’s management, including the principal executive officer and principal financial officer, concluded that the Registrant’s disclosure controls and procedures were effective for this semi-annual reporting period.

          (b) There were no changes in the Registrant’s internal controls over financial reporting that occurred during the Registrant’s first fiscal half-year that materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Exhibits.

12(a)(2)(i) Section 302 certification of the principal executive officer
12(a)(2)(ii) Section 302 certification of the principal financial officer
12(b) Section 906 certification of principal executive officer and principal financial officer

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

TIAA SEPARATE ACCOUNT VA-1

Date: August 9, 2007	By: /s/ Herbert M. Allison, Jr.
Herbert M. Allison, Jr.
President and Chief Executive Officer

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Date: August 9, 2007	By: /s/Herbert M. Allison. Jr.
Herbert M. Allison, Jr.
President and Chief Executive Officer
(principal executive officer)

Date: August 9, 2007	By: /s/ Georganne C. Proctor
Georganne C. Proctor
Executive Vice President and Chief Financial Officer
(principal financial officer)

EXHIBIT INDEX

Item 12. Exhibits.

12(a)(2)(i) Section 302 certification of the principal executive officer

12(a)(2)(ii) Section 302 certification of the principal financial officer

12(b) Section 906 certification